       ANNUAL REPORT



       [PHOTO OF ABACUS]

May 31, 2002

Classes A and B


ING Classic Principal Protection Fund
ING Classic Principal Protection Fund II
ING Classic Principal Protection Fund III
ING Classic Principal Protection Fund IV
ING Index Plus Protection Fund


                                                                [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................    9
Independent Auditors' Report............................   10
Statements of Assets and Liabilities....................   11
Statements of Operations................................   13
Statements of Changes in Net Assets.....................   16
Financial Highlights....................................   19
Notes to Financial Statements...........................   24
Portfolios of Investments...............................   32
Shareholder Meeting Information.........................   54
Tax Information.........................................   55
Director/Trustee and Officer Information................   56

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the May 31, 2002 Annual Report for the ING Series Fund, Inc. (formerly, Aetna Series Fund, Inc.).

There have been some very important changes that have occurred over the past several months regarding the Aetna Series Fund. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the funds within the Aetna Series Fund and Aeltus Investment Management became the sub-adviser to all of the funds with the exception of the ING Technology Fund (formerly, Aetna Technology Fund) which will continue to be sub-advised by Elijah Asset Management, LLC.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open-and closed-end funds and variable products with a wide range of investment objectives and styles.

Lastly, we have conformed all of our Principal Protection Funds to a May 31 fiscal year-end for financial reporting purposes. There are five Principal Protection Funds included in this Annual Report.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Series Fund, Inc.
June 15, 2002

                                                      PRINCIPAL PROTECTION FUNDS

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Neil Kochen, Managing Director; Geoffrey A. Brod, Portfolio Manager; and a team of fixed-income specialists; Aeltus Investment Management, Inc.

GOAL: The ING Classic Principal Protection Fund (formerly Aetna Principal Protection Fund I), ING Classic Principal Protection Fund II (formerly Aetna Principal Protection Fund II), ING Classic Principal Protection Fund III (formerly Aetna Principal Protection Fund III), ING Classic Principal Protection Fund IV (formerly Aetna Principal Protection Fund IV) and ING Index Plus Protection Fund (formerly Aetna Index Plus Protection Fund) (each a "Fund"; collectively the "Funds"), during the Guarantee Period, seek to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of the Guarantee Period.

MARKET OVERVIEW: Performance for the U.S. stock market was uneven for the seven-month period ended May 31, 2002. Small- and mid-cap stocks did quite well, with the S&P MidCap 400 Index and the Russell 2000 Index up 17.26% and 13.85%, respectively. Large-cap stocks were flat on the whole, with the S&P 500 Index ("S&P 500") up only 0.69%, but a wide dispersion of returns was evident within the various sectors of the market. Among the strong performers were materials, consumer staples and consumer discretionary, while sectors such as telecom services, utilities and information technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate"), were up 0.84%, with most performance coming from asset back and mortgage sectors.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and extended by further disclosures by firms in many industries; lack of confidence in the recovery of corporate profits; concerns over valuations, which have risen since the September lows; and, anxiety over Middle East violence and increased tensions between India and Pakistan.

PERFORMANCE: Listed below are the Funds' Class A share total returns, excluding sales charges, and their benchmark indices for the seven-month period ended May 31, 2002:

ING Classic Principal Protection Fund                    -0.08%
ING Classic Principal Protection Fund II                  0.10%
ING Classic Principal Protection Fund III                -0.26%
ING Classic Principal Protection Fund IV                 -0.62%
ING Index Plus Protection Fund                           -0.51%
S&P 500                                                   0.69%
Lehman Aggregate                                          0.84%

PORTFOLIO SPECIFICS: The Funds' performance is driven by three factors: the asset allocation process, the underlying fixed income portfolio, which is invested primarily in U.S. treasury and agency securities, and the underlying equity portfolio, which is invested in Aeltus' quantitative enhanced S&P 500 Index strategy.

The asset allocation process is designed to participate in upwardly moving equity markets and on the downside it is designed to focus on loss protection. The factors that are used to determine the allocation include: market volatility, the current level of interest rates, time left to the maturity of the Funds' and the current value of the Funds' assets relative to the underlying guarantee amount. In general, the Funds' buy equities (and sells fixed income securities) as the equity market is rising while selling out of equity securities (and buying fixed income securities) as the equity market is declining. Asset allocation moves into and out of equity and fixed income securities can impact performance especially in rapidly moving markets or very volatile markets since reallocations generate transaction costs such as brokerage commissions. Currently, our bond allocation is high relative to our allocation to equities. Since bonds underperformed stocks over the period -- the Funds' underperformance relative to the S&P 500 is expected because of our asset allocation. Over the period, our allocation to equities was modestly increased.

The Funds' underlying equity component underperformed the S&P 500 for the period, primarily due to adverse sector allocation. Particularly unfavorable to performance were a slight overweight in information technology and an underweight in the energy sector. Offsetting this negative relative performance was strong security selection in the telecom services and industrial sectors. The fixed income component underperformed the Lehman Aggregate as asset back and mortgage sectors outperformed U.S. Treasuries and Agencies over the period and the Funds' fixed income component is comprised primarily of the latter.

MARKET OUTLOOK: In devising our market outlook, we focus on the relative strength of the economic recovery and the rebound of corporate profits. The economy appears to be on more solid footing than it was in late 2001, with improvements in GDP (Gross Domestic Product), consumer confidence, and in the industrial sector. On top of those positives, we continue to benefit from low inflation, stimulative fiscal policy and a fed funds rate that remains at a 40 year low with only modest potential increases on the horizon. Other elements of the economy are more troubling, with unemployment on the rise, oil and other commodities

PRINCIPAL PROTECTION FUNDS

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


volatile, and retail sales which, while still improving, are exhibiting a diminished rate of growth.

On top of continued economic uncertainty are the issues of geopolitical uncertainty, questionable corporate governance and what some consider to be high equity valuations. All this has lead to an apparent investor paralysis, a condition in which a lack of vision (or conviction) causes investors to sit on the sidelines until the future can be seen a little more clearly.

This seemingly directionless market phase may continue until the fog lifts and some of these non-economic issues get resolved. But the economy appears to be in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth is quite desirable for financial markets. We continue to see opportunities in selected sectors, just as we have for the past seven months. And we'll continue to try to exploit those opportunities using the disciplined method of security selection that we believe has served us well in the past.

                                           ING CLASSIC PRINCIPAL PROTECTION FUND

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[line graph]

                                                                                    ING CLASSIC PRINCIPAL   ING CLASSIC PRINCIPAL
                                        LEHMAN BROTHERS                                PROTECTION FUND         PROTECTION FUND
                                         AGGREGATE BOND                                CLASS A WITHOUT       CLASS A WITH SALES
                                             INDEX                 S&P 500              SALES CHARGE               CHARGE
                                        ---------------            -------          ---------------------   ---------------------
10/7/99                                     10000.00               10000.00               10000.00                 9527.00
5/31/00                                     10174.00               11164.00               10192.00                 9710.00
5/31/01                                     11509.00                9986.00                9952.00                 9481.00
5/31/02                                     12441.00                8603.00               10176.00                 9694.00

                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIODS ENDED MAY 31, 2002
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                     10/07/99
                                       ------                     --------
Including Sales Charge:
  Class A(1)                            -2.60%                     -1.17%
  Class B(2)                            -3.49%                     -1.24%
Excluding Sales Charge:
  Class A                                2.25%                      0.66%
  Class B                                1.45%                     -0.14%
S&P 500 Index                          -13.85%                     -5.49%(3)
Lehman Brothers Aggregate Bond Index     8.10%                      8.54%(3)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Classic Principal Protection Fund against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Since inception performance for the index is shown from 10/01/1999.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 9.

ING CLASSIC PRINCIPAL PROTECTION FUND II

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[line graph]

                                                                                    ING CLASSIC PRINCIPAL   ING CLASSIC PRINCIPAL
                                        LEHMAN BROTHERS                              PROTECTION FUND II      PROTECTION FUND II
                                         AGGREGATE BOND                             CLASS A WIHOUT SALES     CLASS A WITH SALES
                                             INDEX                 S&P 500                 CHARGE                  CHARGE
                                        ---------------            -------          ---------------------   ---------------------
12/21/99                                    10000.00               10000.00               10000.00                 9527.00
5/31/00                                     10187.00                9718.00                9620.00                 9165.00
5/31/01                                     11523.00                8692.00                9600.00                 9146.00
5/31/02                                     12456.00                7489.00                9986.00                 9514.00

                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIODS ENDED MAY 31, 2002
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                     12/21/99
                                       ------                     --------
Including Sales Charge:
  Class A(1)                            -0.90%                      -2.02%
  Class B(2)                            -1.78%                      -1.98%
Excluding Sales Charge:
  Class A                                4.02%                      -0.06%
  Class B                                3.22%                      -0.80%
S&P 500 Index                          -13.85%                     -11.28%(3)
Lehman Brothers Aggregate Bond Index     8.10%                       9.51%(3)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Classic Principal Protection Fund II against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Since inception performance for the index is shown from 01/01/2000.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 9.

                                       ING CLASSIC PRINCIPAL PROTECTION FUND III

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[line graph]

                                                                                    ING CLASSIC PRINCIPAL   ING CLASSIC PRINCIPAL
                                        LEHMAN BROTHERS                              PROTECTION FUND III     PROTECTION FUND III
                                         AGGREGATE BOND                                CLASS A WITHOUT       CLASS A WITH SALES
                                             INDEX                 S&P 500              SALES CHARGE               CHARGE
                                        ---------------            -------          ---------------------   ---------------------
6/1/00                                      10000.00               10000.00               10000.00                 9529.00
5/31/01                                     11312.00                8945.00                9597.00                 9145.00
5/31/02                                     12228.00                7706.00                9901.00                 9435.00

                                               AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED MAY 31, 2002
                                            ----------------------------------
                                                            SINCE INCEPTION OF
                                                             GUARANTEE PERIOD
                                            1 YEAR               06/01/00
                                            ------               --------
Including Sales Charge:
  Class A(1)                                 -1.75%                -2.87%
  Class B(2)                                 -2.61%                -3.18%
Excluding Sales Charge:
  Class A                                     3.17%                -0.49%
  Class B                                     2.39%                -1.24%
S&P 500 Index                               -13.85%               -12.22%
Lehman Brothers Aggregate Bond Index          8.10%                10.58%

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Classic Principal Protection Fund III against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 9.

ING CLASSIC PRINCIPAL PROTECTION FUND IV

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                                    ING CLASSIC PRINCIPAL   ING CLASSIC PRINCIPAL
                                        LEHMAN BROTHERS                              PROTECTION FUND IV      PROTECTION FUND IV
                                         AGGREGATE BOND                                CLASS A WITHOUT       CLASS A WITH SALES
                                             INDEX                 S&P 500              SALES CHARGE               CHARGE
                                        ---------------            -------          ---------------------   ---------------------
9/7/00                                      10000.00               10000.00               10000.00                 9527.00
5/31/01                                     10824.00                8349.00                9367.00                 8925.00
5/31/02                                     11701.00                7193.00                9738.00                 9278.00

                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIODS ENDED MAY 31, 2002
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                     09/07/00
                                       ------                     --------
Including Sales Charge:
  Class A(1)                            -1.02%                      -4.24%
  Class B(2)                            -1.84%                      -4.46%
Excluding Sales Charge:
  Class A                                3.96%                      -1.52%
  Class B                                3.16%                      -2.24%
S&P 500 Index                          -13.85%                     -17.16%(3)
Lehman Brothers Aggregate Bond Index     8.10%                       9.39%(3)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Classic Principal Protection Fund IV against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3) Since inception performance for the index is shown from 9/01/00.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 9.

                                                  ING INDEX PLUS PROTECTION FUND

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                                         ING INDEX PLUS         ING INDEX PLUS
                                          LEHMAN BROTHERS                               PROTECTION FUND        PROTECTION FUND
                                           AGGREGATE BOND                               CLASS A WITHOUT       CLASS A WITH SALES
                                               INDEX                 S&P 500              SALES CHARGE              CHARGE
                                          ---------------            -------            ---------------       ------------------
12/1/00                                       10000.00               10000.00               10000.00               9527.00
5/31/01                                       10514.00                9610.00                9497.00               9048.00
5/31/02                                       11366.00                8279.00                9757.00               9296.00

                                            AVERAGE ANNUAL TOTAL RETURNS
                                         FOR THE PERIODS ENDED MAY 31, 2002
                                      -----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                      1 YEAR                      12/01/00
                                      ------                      --------
Including Sales Charge:
  Class A(1)                            -2.10%                      -4.75%
  Class B(2)                            -2.93%                      -4.91%
Excluding Sales Charge:
  Class A                                2.74%                      -1.62%
  Class B                                2.07%                      -2.31%
S&P 500 Index                          -13.85%                     -11.83%
Lehman Brothers Aggregate Bond Index     8.10%                       8.91%

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Index Plus Protection Fund against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 9.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

The S&P MIDCAP 400 INDEX is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
ING Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of the ING Classic Principal Protection Fund (formerly Aetna Principal Protection Fund I), ING Classic Principal Protection Fund II (formerly Aetna Principal Protection Fund II), ING Classic Principal Protection Fund III (formerly Aetna Principal Protection Fund III), ING Classic Principal Protection Fund IV (formerly Aetna Principal Protection Fund IV) and ING Index Plus Protection Fund (formerly Aetna Index Plus Protection Fund), each a series of ING Series Fund, Inc., including the portfolios of investments as of May 31, 2002, and the related statements of operations for the seven-month period ended May 31, 2002 and the year ended October 31, 2001, the statements of changes in net assets for the seven-month period ended May 31, 2002 and for each of the years or periods in the two-year period ended October 31, 2001 and the financial highlights for the seven-month period ended May 31, 2002 and for each of the years or periods in the three-year period ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002 by correspondence with the custodian or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ING Classic Principal Protection Fund, ING Classic Principal Protection Fund II, ING Classic Principal Protection Fund III, ING Classic Principal Protection Fund IV and ING Index Plus Protection Fund as of May 31, 2002, the results of their operations, changes in their net assets and their financial highlights for each of the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                   [KPMG LLP]

Boston, Massachusetts
July 5, 2002

            STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2002
--------------------------------------------------------------------------------


                                                    ING               ING               ING              ING              ING
                                                  CLASSIC           CLASSIC           CLASSIC          CLASSIC           INDEX
                                                 PRINCIPAL         PRINCIPAL         PRINCIPAL        PRINCIPAL          PLUS
                                                 PROTECTION        PROTECTION       PROTECTION       PROTECTION       PROTECTION
                                                    FUND            FUND II          FUND III          FUND IV           FUND
                                                    ----            -------          --------          -------           ----
ASSETS:
Investments in securities, at value*            $120,227,235      $ 98,602,216      $85,414,627      $52,166,752      $45,274,992
Short-term investments, at amortized cost          1,075,000           383,000          237,000          209,000          395,000
Cash                                                     714               148              511              430              442
Receivables:
  Dividends and interest                              20,682            10,361           15,783            7,518            9,579
  Investment securities sold                         712,813           878,017        1,120,442          563,793          329,428
  Other                                                  668                --               --              244               --
Prepaid expenses                                         509               393              338              209              163
Reimbursement due from investment manager              4,192             4,744            3,915            5,545            7,390
                                                ------------      ------------      -----------      -----------      -----------
  Total assets                                   122,041,813        99,878,879       86,792,616       52,953,491       46,016,994
                                                ------------      ------------      -----------      -----------      -----------
LIABILITIES:
Payable for investment securities purchased          719,738           339,774          557,790          254,369          331,957
Payable for fund shares redeemed                      50,434           125,858            1,050           42,376          118,949
Payable to affiliates                                180,198           149,771          128,537           79,027           67,608
Other accrued expenses and liabilities               104,664            93,703           79,033           64,565           54,891
                                                ------------      ------------      -----------      -----------      -----------
  Total liabilities                                1,055,034           709,106          766,410          440,337          573,405
                                                ------------      ------------      -----------      -----------      -----------
NET ASSETS                                      $120,986,779      $ 99,169,773      $86,026,206      $52,513,154      $45,443,589
                                                ============      ============      ===========      ===========      ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                 $125,065,413      $105,848,594      $90,702,057      $56,299,634      $47,625,329
Undistributed net investment income                1,496,199         1,073,479          795,399          559,504          281,427
Accumulated net realized loss on investments     (12,593,371)      (12,473,469)      (9,003,799)      (7,674,454)      (2,870,940)
Net unrealized appreciation of investments         7,018,538         4,721,169        3,532,549        3,328,470          407,773
                                                ------------      ------------      -----------      -----------      -----------
NET ASSETS                                      $120,986,779      $ 99,169,773      $86,026,206      $52,513,154      $45,443,589
                                                ============      ============      ===========      ===========      ===========
------------------
* Cost of investments in securities             $113,208,697      $ 93,881,047      $81,882,078      $48,838,282      $44,867,219

                 See Accompanying Notes to Financial Statements

            STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2002
--------------------------------------------------------------------------------


                                                 ING               ING               ING               ING               ING
                                               CLASSIC           CLASSIC           CLASSIC           CLASSIC            INDEX
                                              PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL            PLUS
                                              PROTECTION        PROTECTION        PROTECTION        PROTECTION        PROTECTION
                                                 FUND            FUND II           FUND III          FUND IV             FUND
                                                 ----            -------           --------          -------             ----
CLASS A:
 Net assets                                  $ 14,544,894      $  8,046,130      $  9,596,531      $  4,728,247      $  5,239,089
 Shares authorized                            100,000,000       100,000,000       100,000,000       100,000,000       100,000,000
 Par value                                   $      0.001      $      0.001      $      0.001      $      0.001      $      0.001
 Shares outstanding                             1,496,868           847,247         1,000,915           500,845           543,200
 Net asset value and redemption price per
   share                                     $       9.72      $       9.50      $       9.59      $       9.44      $       9.64
 Maximum offering price per share
   (4.75%)(1)                                $      10.20      $       9.97      $      10.07      $       9.91      $      10.12
CLASS B:
 Net assets                                  $106,441,885      $ 91,123,643      $ 76,429,675      $ 47,784,907      $ 40,204,500
 Shares authorized                            100,000,000       100,000,000       100,000,000       100,000,000       100,000,000
 Par value                                   $      0.001      $      0.001      $      0.001      $      0.001      $      0.001
 Shares outstanding                            10,994,570         9,616,765         8,002,655         5,081,415         4,184,819
 Net asset value and redemption price per
   share(2)                                  $       9.68      $       9.48      $       9.55      $       9.40      $       9.61
 Maximum offering price per share            $       9.68      $       9.48      $       9.55      $       9.40      $       9.61

------------------

(1) Maximum offering price is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                         ING CLASSIC PRINCIPAL                      ING CLASSIC PRINCIPAL
                                                            PROTECTION FUND                          PROTECTION FUND II
                                                 -------------------------------------      -------------------------------------
                                                  SEVEN MONTHS                               SEVEN MONTHS
                                                      ENDED              YEAR ENDED              ENDED              YEAR ENDED
                                                 MAY 31, 2002(1)      OCTOBER 31, 2001      MAY 31, 2002(1)      OCTOBER 31, 2001
                                                 ---------------      ----------------      ---------------      ----------------
INVESTMENT INCOME:
  Dividends, net of foreign taxes*                 $   120,527          $   500,995           $    60,547          $   289,272
  Interest                                           3,626,006            5,807,454             2,785,132            4,767,217
                                                   -----------          -----------           -----------          -----------
    Total investment income                          3,746,533            6,308,449             2,845,679            5,056,489
                                                   -----------          -----------           -----------          -----------
EXPENSES:
  Investment management fees                           482,587              900,982               384,056              700,956
  Distribution and service fees:
    Class A                                             22,710               42,762                11,997               23,197
    Class B                                            651,600            1,215,073               542,868              985,605
  Transfer agent fees                                   83,901              131,993                65,745              101,842
  Administrative and service fees                       72,045              138,613                57,290              107,839
  Shareholder reporting fees                            21,163               15,580                17,485               11,910
  Professional fees                                     17,722               20,750                16,851               21,029
  Custody and accounting fees                           44,824               62,247                45,734               63,821
  Directors' fees                                        2,852                4,536                 2,272                3,475
  Guarantee fees                                       245,583              457,422               195,442              355,870
  Miscellaneous fees                                     2,667                6,630                 2,124                1,024
                                                   -----------          -----------           -----------          -----------
    Total expenses                                   1,647,654            2,996,588             1,341,864            2,376,568
Less:
  Waived and reimbursed fees                            45,020                1,805                48,225               19,775
                                                   -----------          -----------           -----------          -----------
    Net expenses                                     1,602,634            2,994,783             1,293,639            2,356,793
                                                   -----------          -----------           -----------          -----------
  Net investment income                              2,143,899            3,313,666             1,552,040            2,699,696
                                                   -----------          -----------           -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES:
  Net realized gain (loss) on investments
    and futures                                        (25,278)            (954,358)              581,510           (1,061,984)
  Net change in unrealized depreciation of
    investments and futures                         (2,825,605)          (5,468,326)           (2,512,086)            (805,935)
                                                   -----------          -----------           -----------          -----------
    Net realized and unrealized loss on
      investments and futures                       (2,850,883)          (6,422,684)           (1,930,576)          (1,867,919)
                                                   -----------          -----------           -----------          -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                      $  (706,984)         $(3,109,018)          $  (378,536)         $   831,777
                                                   ===========          ===========           ===========          ===========
------------------
* Foreign taxes                                    $       472          $     1,751           $        45          $     1,003
(1) The Fund changed its fiscal year end to
  May 31.

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                        ING CLASSIC PRINCIPAL                       ING CLASSIC PRINCIPAL
                                                         PROTECTION FUND III                         PROTECTION FUND IV
                                                --------------------------------------      -------------------------------------
                                                 SEVEN MONTHS                                SEVEN MONTHS
                                                     ENDED              YEAR ENDED               ENDED              YEAR ENDED
                                                MAY 31, 2002(1)      OCTOBER 31, 2001       MAY 31, 2002(1)      OCTOBER 31, 2001
                                                ---------------      ----------------       ---------------      ----------------
INVESTMENT INCOME:
  Dividends, net of foreign taxes*                $    86,896           $   327,880           $    40,430          $   162,750
  Interest                                          2,228,618             3,493,860             1,437,534            2,156,000
                                                  -----------           -----------           -----------          -----------
    Total investment income                         2,315,514             3,821,740             1,477,964            2,318,750
                                                  -----------           -----------           -----------          -----------
EXPENSES:
  Investment management fees                          333,983               597,224               205,568              365,378
  Distribution and service fees:
    Class A                                            14,104                25,196                 7,296               13,059
    Class B                                           457,404               818,020               287,073              509,885
  Transfer agent fees                                  52,097                80,914                38,320               56,969
  Administrative and service fees                      49,821                91,881                30,675               56,212
  Shareholder reporting fees                           13,468                 7,015                 8,625                3,852
  Registration and filing fees                             --                    --                    --                2,111
  Professional fees                                    16,418                20,676                15,377               20,560
  Custody and accounting fees                          38,360                67,935                40,188               67,573
  Directors' fees                                       1,970                 2,951                 1,268                1,464
  Guarantee fees                                      169,953               303,206               104,610              185,500
  Miscellaneous fees                                    2,847                 1,696                   824                1,065
                                                  -----------           -----------           -----------          -----------
    Total expenses                                  1,150,425             2,016,714               739,824            1,283,628
Less:
  Waived and reimbursed fees                           36,485                24,875                50,117               57,636
                                                  -----------           -----------           -----------          -----------
    Net expenses                                    1,113,940             1,991,839               689,707            1,225,992
                                                  -----------           -----------           -----------          -----------
  Net investment income                             1,201,574             1,829,901               788,257            1,092,758
                                                  -----------           -----------           -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES:
  Net realized gain (loss) on investments
    and futures                                     1,293,591            (7,532,829)             (196,570)          (5,667,089)
  Net change in unrealized appreciation
    (depreciation) of investments and
    futures                                        (3,103,676)            3,174,665            (1,174,150)           4,891,969
                                                  -----------           -----------           -----------          -----------
    Net realized and unrealized loss on
      investments and futures                      (1,810,085)           (4,358,164)           (1,370,720)            (775,120)
                                                  -----------           -----------           -----------          -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                     $  (608,511)          $(2,528,263)          $  (582,463)         $   317,638
                                                  ===========           ===========           ===========          ===========
------------------
 *  Foreign taxes                                 $       350           $     1,185           $       165          $       548

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                                             ING INDEX PLUS
                                                                             PROTECTION FUND
                                                                  -------------------------------------
                                                                   SEVEN MONTHS
                                                                       ENDED              YEAR ENDED
                                                                  MAY 31, 2002(1)      OCTOBER 31, 2001
                                                                  ---------------      ----------------
INVESTMENT INCOME:
  Dividends, net of foreign taxes*                                  $    49,084          $   161,783
  Interest                                                              916,488            1,287,359
                                                                    -----------          -----------
    Total investment income                                             965,572            1,449,142
                                                                    -----------          -----------
EXPENSES:
  Investment management fees                                            176,391              298,996
  Distribution and service fees:
    Class A                                                               7,697               14,115
    Class B                                                             240,581              420,708
  Transfer agent fees                                                    35,049               46,773
  Administrative and service fees                                        26,315               47,717
  Shareholder reporting fees                                             15,044                8,415
  Registration and filing fees                                               --               21,803
  Professional fees                                                      15,123               30,343
  Custody and accounting fees                                            35,118               69,674
  Directors' fees                                                         1,025                1,337
  Guarantee fees                                                         89,784              148,255
  Miscellaneous fees                                                        700                  357
                                                                    -----------          -----------
    Total expenses                                                      642,827            1,108,493
Less:
  Waived and reimbursed fees                                             55,337               98,340
                                                                    -----------          -----------
    Net expenses                                                        587,490            1,010,153
                                                                    -----------          -----------
  Net investment income                                                 378,082              438,989
                                                                    -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES:
  Net realized gain (loss) on investments and futures                 2,001,114           (4,872,151)
  Net change in unrealized appreciation (depreciation) of
    investments and futures                                          (2,807,773)           3,215,546
                                                                    -----------          -----------
    Net realized and unrealized loss on investments and
     futures                                                           (806,659)          (1,656,605)
                                                                    -----------          -----------
  DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  (428,577)         $(1,217,616)
                                                                    ===========          ===========
------------------
 *  Foreign taxes                                                   $        42          $       578

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        ING CLASSIC PRINCIPAL PROTECTION FUND          ING CLASSIC PRINCIPAL PROTECTION FUND II
                                     --------------------------------------------    --------------------------------------------
                                     SEVEN MONTHS                                    SEVEN MONTHS
                                        ENDED         YEAR ENDED      YEAR ENDED        ENDED         YEAR ENDED      YEAR ENDED
                                       MAY 31,       OCTOBER 31,     OCTOBER 31,       MAY 31,       OCTOBER 31,     OCTOBER 31,
                                       2002(1)           2001            2000          2002(1)           2001            2000
                                       -------           ----            ----          -------           ----            ----
FROM OPERATIONS:
Net investment income                $  2,143,899    $  3,313,666    $    464,838    $  1,552,040    $  2,699,696    $  1,156,311
Net realized gain (loss) on
  investments and futures                 (25,278)       (954,358)    (10,046,145)        581,510      (1,061,984)    (11,993,124)
Net change in unrealized
  appreciation (depreciation) of
  investments and futures              (2,825,605)     (5,468,326)     11,572,367      (2,512,086)       (805,935)      8,039,190
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
  assets resulting from
  operations                             (706,984)     (3,109,018)      1,991,060        (378,536)        831,777      (2,797,623)
                                     ------------    ------------    ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                (544,069)       (195,695)       (136,091)       (283,680)       (175,246)        (65,405)
  Class B                              (2,997,668)       (395,519)       (599,548)     (2,534,935)       (826,531)       (474,076)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Total distributions                    (3,541,737)       (591,214)       (735,639)     (2,818,615)     (1,001,777)       (539,481)
                                     ------------    ------------    ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares               --              --          87,657              --              --     100,101,458
Shares resulting from dividend
  reinvestments                         3,365,510         568,315         713,609       2,747,215         984,559         529,272
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                        3,365,510         568,315         801,266       2,747,215         984,559     100,630,730
Cost of shares redeemed               (11,020,246)    (15,677,332)    (15,731,064)     (4,844,682)    (12,993,821)     (7,065,203)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions                   (7,654,736)    (15,109,017)    (14,929,798)     (2,097,467)    (12,009,262)     93,565,527
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
  assets                              (11,903,457)    (18,809,249)    (13,674,377)     (5,294,618)    (12,179,262)     90,228,423
NET ASSETS:
Beginning of period                   132,890,236     151,699,485     165,373,862     104,464,391     116,643,653      26,415,230
                                     ------------    ------------    ------------    ------------    ------------    ------------
End of period                        $120,986,779    $132,890,236    $151,699,485    $ 99,169,773    $104,464,391    $116,643,653
                                     ============    ============    ============    ============    ============    ============
Undistributed net investment
  income at end of period            $  1,496,199    $  2,894,300    $    171,848    $  1,073,479    $  2,340,183    $    642,264
                                     ============    ============    ============    ============    ============    ============

------------------

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      ING CLASSIC PRINCIPAL PROTECTION FUND III
                                  --------------------------------------------------
                                                                      PERIOD FROM
                                                                     MARCH 1, 2000
                                  SEVEN MONTHS                      (COMMENCEMENT OF
                                     ENDED          YEAR ENDED       OPERATIONS) TO
                                    MAY 31,        OCTOBER 31,        OCTOBER 31,
                                    2002(1)            2001               2000
                                    -------            ----               ----
FROM OPERATIONS:
Net investment income             $ 1,201,574      $ 1,829,901        $   551,289
Net realized gain (loss) on
  investments and futures           1,293,591       (7,532,829)        (2,764,718)
Net change in unrealized
  appreciation (depreciation)
  of investments and futures       (3,103,676)       3,174,665          3,461,560
                                  -----------      -----------        -----------
Net increase (decrease) in net
  assets resulting from
  operations                         (608,511)      (2,528,263)         1,248,131
                                  -----------      -----------        -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                            (286,923)        (128,763)                --
  Class B                          (1,754,539)        (616,983)                --
                                  -----------      -----------        -----------
Total distributions                (2,041,462)        (745,746)                --
                                  -----------      -----------        -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
Net proceeds from sale of
  shares                                   --               --         98,881,720
Shares resulting from dividend
  reinvestments                     1,981,060          728,047                 --
                                  -----------      -----------        -----------
                                    1,981,060          728,047         98,881,720
Cost of shares redeemed            (3,550,790)      (5,854,966)        (1,483,014)
                                  -----------      -----------        -----------
Net increase (decrease) in net
  assets resulting from capital
  share transactions               (1,569,730)      (5,126,919)        97,398,706
                                  -----------      -----------        -----------
Net increase (decrease) in net
  assets                           (4,219,703)      (8,400,928)        98,646,837
NET ASSETS:
Beginning of period                90,245,909       98,646,837                 --
                                  -----------      -----------        -----------
End of period                     $86,026,206      $90,245,909        $98,646,837
                                  ===========      ===========        ===========
Undistributed net investment
  income at end of period         $   795,399      $ 1,635,444        $   551,289
                                  ===========      ===========        ===========

                                      ING CLASSIC PRINCIPAL PROTECTION FUND IV
                                 --------------------------------------------------
                                                                     PERIOD FROM
                                                                     JULY 6, 2000
                                 SEVEN MONTHS                      (COMMENCEMENT OF
                                    ENDED          YEAR ENDED       OPERATIONS) TO
                                   MAY 31,        OCTOBER 31,        OCTOBER 31,
                                   2002(1)            2001               2000
                                   -------            ----               ----
FROM OPERATIONS:
Net investment income            $   788,257      $ 1,092,758        $   288,888
Net realized gain (loss) on
  investments and futures           (196,570)      (5,667,089)        (1,810,885)
Net change in unrealized
  appreciation (depreciation)
  of investments and futures      (1,174,150)       4,891,969           (389,349)
                                 -----------      -----------        -----------
Net increase (decrease) in net
  assets resulting from
  operations                        (582,463)         317,638         (1,911,346)
                                 -----------      -----------        -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                           (146,023)         (51,592)                --
  Class B                         (1,052,465)        (360,229)                --
                                 -----------      -----------        -----------
Total distributions               (1,198,488)        (411,821)                --
                                 -----------      -----------        -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
Net proceeds from sale of
  shares                                  --               --         61,291,946
Shares resulting from dividend
  reinvestments                    1,163,280          402,620                 --
                                 -----------      -----------        -----------
                                   1,163,280          402,620         61,291,946
Cost of shares redeemed           (2,994,148)      (3,100,265)          (463,799)
                                 -----------      -----------        -----------
Net increase (decrease) in net
  assets resulting from capital
  share transactions              (1,830,868)      (2,697,645)        60,828,147
                                 -----------      -----------        -----------
Net increase (decrease) in net
  assets                          (3,611,819)      (2,791,828)        58,916,801
NET ASSETS:
Beginning of period               56,124,973       58,916,801                 --
                                 -----------      -----------        -----------
End of period                    $52,513,154      $56,124,973        $58,916,801
                                 ===========      ===========        ===========
Undistributed net investment
  income at end of period        $   559,504      $   969,825        $   288,888
                                 ===========      ===========        ===========

------------------

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                              ING INDEX PLUS PROTECTION FUND
                                                                  -------------------------------------------------------
                                                                                                           PERIOD FROM
                                                                                                         OCTOBER 2, 2000
                                                                  SEVEN MONTHS                           (COMMENCEMENT OF
                                                                     ENDED            YEAR ENDED          OPERATIONS) TO
                                                                    MAY 31,           OCTOBER 31,          OCTOBER 31,
                                                                    2002(1)              2001                  2000
                                                                    -------              ----                  ----
FROM OPERATIONS:
Net investment income                                             $   378,082         $   438,989          $    27,282
Net realized gain (loss) on investments and futures                 2,001,114          (4,872,151)                  --
Net change in unrealized appreciation (depreciation) of
  investments and futures                                          (2,807,773)          3,215,546                   --
                                                                  -----------         -----------          -----------
Net increase (decrease) in net assets resulting from
  operations                                                         (428,577)         (1,217,616)              27,282
                                                                  -----------         -----------          -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                             (64,636)            (40,228)                  --
  Class B                                                            (198,007)           (259,958)                  --
                                                                  -----------         -----------          -----------
Total distributions                                                  (262,643)           (300,186)                  --
                                                                  -----------         -----------          -----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                           --          31,691,886           20,129,351
Shares resulting from dividend reinvestments                          256,425              39,105                   --
                                                                  -----------         -----------          -----------
                                                                      256,425          31,730,991           20,129,351
Cost of shares redeemed                                            (1,850,823)         (2,640,615)                  --
                                                                  -----------         -----------          -----------
Net increase (decrease) in net assets resulting from capital
  share transactions                                               (1,594,398)         29,090,376           20,129,351
                                                                  -----------         -----------          -----------
Net increase (decrease) in net assets                              (2,285,618)         27,572,574           20,156,633
NET ASSETS:
Beginning of period                                                47,729,207          20,156,633                   --
                                                                  -----------         -----------          -----------
End of period                                                     $45,443,589         $47,729,207          $20,156,633
                                                                  ===========         ===========          ===========
Undistributed net investment income at end of period              $   281,427         $   166,085          $    27,282
                                                                  ===========         ===========          ===========

------------------

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING CLASSIC PRINCIPAL PROTECTION FUND

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS A
                                                                       --------------------------------------------------------
                                                                        SEVEN MONTHS           YEAR ENDED            AUGUST 6,
                                                                           ENDED               OCTOBER 31,          1999(1) TO
                                                                          MAY 31,          -------------------      OCTOBER 31,
                                                                          2002(4)           2001         2000          1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $             10.07           10.31       10.20         10.00
 Income from investment operations:
 Net investment income                                         $              0.21            0.31        0.05          0.07*
 Net realized and unrealized gain (loss) on investments        $             (0.22)          (0.44)       0.13          0.13
 Total from investment operations                              $             (0.01)          (0.13)       0.18          0.20
 Less distributions from:
 Net investment income                                         $              0.34            0.11        0.07            --
 Total distributions                                           $              0.34            0.11        0.07            --
 Net asset value, end of period                                $              9.72           10.07       10.31         10.20
 TOTAL RETURN(2):                                              %             (0.08)          (1.24)       1.71          1.39**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            14,545          16,340      18,712        21,069
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %              1.50            1.50        1.50          1.06
 Gross expenses prior to expense reimbursement(3)              %              1.56            1.50        1.52          1.46
 Net investment income after expense reimbursement(3)(5)       %              3.54            3.05        0.94          2.76
 Portfolio turnover rate                                       %                33              79         337            42
-------------------------------------------------------------------------------------------------------------------------------

                                                                                              CLASS B
                                                                       ------------------------------------------------------
                                                                       SEVEN MONTHS          YEAR ENDED            AUGUST 6,
                                                                          ENDED              OCTOBER 31,          1999(1) TO
                                                                         MAY 31,         -------------------      OCTOBER 31,
                                                                         2002(4)          2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            10.00          10.24       10.19         10.00
 Income from investment operations:
 Net investment income                                         $             0.17           0.24        0.03          0.05*
 Net realized and unrealized gain (loss) on investments        $            (0.23)         (0.45)       0.06          0.14
 Total from investment operations                              $            (0.06)         (0.21)       0.09          0.19
 Less distributions from:
 Net investment income                                         $             0.26           0.03        0.04            --
 Total distributions                                           $             0.26           0.03        0.04            --
 Net asset value, end of period                                $             9.68          10.00       10.24         10.19
 TOTAL RETURN(2):                                              %            (0.58)         (2.04)       0.89          1.39**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          106,442        116,550      132,987      144,305
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %             2.25           2.25        2.25          1.80
 Gross expenses prior to expense reimbursement(3)              %             2.31           2.25        2.27          2.21
 Net investment income after expense reimbursement(3)(5)       %             2.80           2.30        0.19          2.01
 Portfolio turnover rate                                       %               33             79         337            42
-----------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Represents performance beginning on first day of the Guarantee Period
   (10/7/99).

                 See Accompanying Notes to Financial Statements

                                        ING CLASSIC PRINCIPAL PROTECTION FUND II

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                CLASS A
                                                                      -----------------------------------------------------------
                                                                      SEVEN MONTHS          YEAR ENDED             OCTOBER 7,
                                                                         ENDED             OCTOBER 31,             1999(1) TO
                                                                        MAY 31,         ------------------         OCTOBER 31,
                                                                        2002(4)          2001        2000             1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $            9.83           9.82       10.02            10.00
 Income from investment operations:
 Net investment income                                        $            0.19           0.32        0.10             0.02*
 Net realized and unrealized loss on investments              $           (0.19)         (0.15)      (0.25)              --
 Total from investment operations                             $            0.00***        0.17       (0.15)            0.02
 Less distributions from:
 Net investment income                                        $            0.33           0.16        0.05               --
 Total distributions                                          $            0.33           0.16        0.05               --
 Net asset value, end of period                               $            9.50           9.83        9.82            10.02
 TOTAL RETURN(2):                                             %            0.10           1.79       (2.00)**            --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $           8,046          8,343      11,169            2,079
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)               %            1.50           1.50        1.35             0.58
 Gross expenses prior to expense reimbursement(3)             %            1.58           1.52        1.41             6.47
 Net investment income after expense reimbursement(3)(5)      %            3.32           3.19        1.59             3.85
 Portfolio turnover rate                                      %              43            113         260               --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                CLASS B
                                                                      -----------------------------------------------------------
                                                                      SEVEN MONTHS          YEAR ENDED             OCTOBER 7,
                                                                         ENDED             OCTOBER 31,             1999(1) TO
                                                                        MAY 31,         ------------------         OCTOBER 31,
                                                                        2002(4)          2001        2000             1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $            9.77           9.76       10.02            10.00
 Income from investment operations:
 Net investment income                                        $            0.15           0.25        0.08             0.02*
 Net realized and unrealized loss on investments              $           (0.18)         (0.16)      (0.30)              --
 Total from investment operations                             $           (0.03)          0.09       (0.22)            0.02
 Less distributions from:
 Net investment income                                        $            0.26           0.08        0.04               --
 Total distributions                                          $            0.26           0.08        0.04               --
 Net asset value, end of period                               $            9.48           9.77        9.76            10.02
 TOTAL RETURN(2):                                             %           (0.26)          0.93       (2.58)**            --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $          91,124         96,122      105,475          24,336
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)               %            2.25           2.25        2.05             1.30
 Gross expenses prior to expense reimbursement(3)             %            2.33           2.27        2.12             7.19
 Net investment income after expense reimbursement(3)(5)      %            2.57           2.44        0.88             3.12
 Portfolio turnover rate                                      %              43            113         260               --
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Represents performance beginning on first day of the Guarantee Period (12/21/99).
*** Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING CLASSIC PRINCIPAL PROTECTION FUND III

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                             CLASS A
                                                                       ---------------------------------------------------
                                                                       SEVEN MONTHS                           MARCH 1,
                                                                          ENDED          YEAR ENDED          2000(1) TO
                                                                         MAY 31,         OCTOBER 31,        OCTOBER 31,
                                                                         2002(4)            2001                2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.91            10.22               10.00
 Income from investment operations:
 Net investment income                                         $            0.17             0.26                0.06
 Net realized and unrealized gain (loss) on investments        $           (0.20)           (0.45)               0.16
 Total from investment operations                              $           (0.03)           (0.19)               0.22
 Less distributions from:
 Net investment income                                         $            0.29             0.12                  --
 Total distributions                                           $            0.29             0.12                  --
 Net asset value, end of period                                $            9.59             9.91               10.22
 TOTAL RETURN(2):                                              %           (0.26)           (1.79)               1.09*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           9,597            9,830              10,739
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %            1.50             1.50                1.06
 Gross expenses prior to expense reimbursement(3)              %            1.57             1.53                1.19
 Net investment income after expense reimbursement(3)(5)       %            3.01             2.66                1.34
 Portfolio turnover rate                                       %              48              121                 113
--------------------------------------------------------------------------------------------------------------------------

                                                                                             CLASS B
                                                                       ---------------------------------------------------
                                                                       SEVEN MONTHS                           MARCH 1,
                                                                          ENDED          YEAR ENDED          2000(1) TO
                                                                         MAY 31,         OCTOBER 31,        OCTOBER 31,
                                                                         2002(4)            2001                2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.84            10.17               10.00
 Income from investment operations:
 Net investment income                                         $            0.13             0.19                0.06
 Net realized and unrealized gain (loss) on investments        $           (0.20)           (0.45)               0.11
 Total from investment operations                              $           (0.07)           (0.26)               0.17
 Less distributions from:
 Net investment income                                         $            0.22             0.07                  --
 Total distributions                                           $            0.22             0.07                  --
 Net asset value, end of period                                $            9.55             9.84               10.17
 TOTAL RETURN(2):                                              %           (0.73)           (2.52)               0.79*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          76,430           80,416              87,907
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %            2.25             2.25                1.65
 Gross expenses prior to expense reimbursement(3)              %            2.32             2.28                1.78
 Net investment income after expense reimbursement(3)(5)       %            2.26             1.91                0.75
 Portfolio turnover rate                                       %              48              121                 113
--------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
*  Represents performance beginning on first day of the Guarantee Period
   (6/1/00).

                 See Accompanying Notes to Financial Statements

                                        ING CLASSIC PRINCIPAL PROTECTION FUND IV

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                CLASS A
                                                                       ----------------------------------------------------------
                                                                        SEVEN MONTHS                                 JULY 6,
                                                                           ENDED              YEAR ENDED            2000(1) TO
                                                                          MAY 31,            OCTOBER 31,           OCTOBER 31,
                                                                          2002(4)                2001                  2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              9.78                9.74                  10.00
 Income from investment operations:
 Net investment income                                         $              0.18                0.26                   0.05
 Net realized and unrealized loss on investments               $             (0.24)              (0.13)                 (0.31)
 Total from investment operations                              $             (0.06)               0.13                  (0.26)
 Less distributions from:
 Net investment income                                         $              0.28                0.09                     --
 Total distributions                                           $              0.28                0.09                   0.00
 Net asset value, end of period                                $              9.44                9.78                   9.74
 TOTAL RETURN(2):                                              %             (0.62)               1.40                  (3.37)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             4,728               5,176                  5,534
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %              1.50                1.50                   0.87
 Gross expenses prior to expense reimbursement(3)              %              1.66                1.60                   1.30
 Net investment income after expense reimbursement(3)(5)       %              3.17                2.62                   2.01
 Portfolio turnover rate                                       %                16                  77                     38
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                CLASS B
                                                                       ----------------------------------------------------------
                                                                        SEVEN MONTHS                                 JULY 6,
                                                                           ENDED              YEAR ENDED            2000(1) TO
                                                                          MAY 31,            OCTOBER 31,           OCTOBER 31,
                                                                          2002(4)                2001                  2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              9.71                9.72                  10.00
 Income from investment operations:
 Net investment income                                         $              0.14                0.19                   0.05
 Net realized and unrealized loss on investments               $             (0.25)              (0.13)                 (0.33)
 Total from investment operations                              $             (0.11)               0.06                  (0.28)
 Less distributions from:
 Net investment income                                         $              0.20                0.07                     --
 Total distributions                                           $              0.20                0.07                     --
 Net asset value, end of period                                $              9.40                9.71                   9.72
 TOTAL RETURN(2):                                              %             (1.08)               0.60                  (3.38)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            47,785              50,949                 53,383
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %              2.25                2.25                   1.41
 Gross expenses prior to expense reimbursement(3)              %              2.41                2.35                   1.84
 Net investment income after expense reimbursement(3)(5)       %              2.42                1.87                   1.47
 Portfolio turnover rate                                       %                16                  77                     38
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
*  Represents performance beginning on first day of the Guarantee Period
   (9/7/00).

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS PROTECTION FUND

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              CLASS A
                                                                       -----------------------------------------------------
                                                                       SEVEN MONTHS                           OCTOBER 2,
                                                                          ENDED          YEAR ENDED           2000(1) TO
                                                                         MAY 31,         OCTOBER 31,         OCTOBER 31,
                                                                         2002(4)            2001                 2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.81            10.03                10.00
 Income from investment operations:
 Net investment income                                         $            0.12             0.15                 0.03
 Net realized and unrealized loss on investments               $           (0.17)           (0.30)                  --
 Total from investment operations                              $           (0.05)           (0.15)                0.03
 Less distributions from:
 Net investment income                                         $            0.12             0.07                   --
 Total distributions                                           $            0.12             0.07                   --
 Net asset value, end of period                                $            9.64             9.81                10.03
 TOTAL RETURN(2):                                              %           (0.51)           (1.93)*                 --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           5,239            5,383                2,585
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %            1.50             1.46                 0.59
 Gross expenses prior to expense reimbursement(3)              %            1.70             1.66                 6.35
 Net investment income after expense reimbursement(3)(5)       %            2.06             1.58                 4.05
 Portfolio turnover rate                                       %             101              139                   --
----------------------------------------------------------------------------------------------------------------------------

                                                                                              CLASS B
                                                                       -----------------------------------------------------
                                                                       SEVEN MONTHS                           OCTOBER 2,
                                                                          ENDED          YEAR ENDED           2000(1) TO
                                                                         MAY 31,         OCTOBER 31,         OCTOBER 31,
                                                                         2002(4)            2001                 2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.74            10.02                10.00
 Income from investment operations:
 Net investment income                                         $            0.07             0.07                 0.02
 Net realized and unrealized loss on investments               $           (0.15)           (0.29)                  --
 Total from investment operations                              $           (0.08)           (0.22)                0.02
 Less distributions from:
 Net investment income                                         $            0.05             0.06                   --
 Total distributions                                           $            0.05             0.06                   --
 Net asset value, end of period                                $            9.61             9.74                10.02
 TOTAL RETURN(2):                                              %           (0.86)           (2.61)*                 --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          40,205           42,346               17,572
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %            2.25             2.21                 1.31
 Gross expenses prior to expense reimbursement(3)              %            2.45             2.41                 7.06
 Net investment income after expense reimbursement(3)(5)       %            1.31             0.83                 3.33
 Portfolio turnover rate                                       %             101              139                   --
----------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
*  Represents performance beginning on first day of the Guarantee Period
   (12/1/00).

                 See Accompanying Notes to Financial Statements

                NOTES TO FINANCIAL STATEMENTS as of May 31, 2002
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Series Fund, Inc. (formerly Aetna Series Fund, Inc.) is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty one separate funds which comprise the ING Series Fund, Inc. The five funds (each a "Fund"; collectively the "Funds") that are in this report are: ING Classic Principal Protection Fund ("PPF", formerly Aetna Principal Protection Fund I), ING Classic Principal Protection Fund II ("PPF II", formerly Aetna Principal Protection Fund II), ING Classic Principal Protection Fund III ("PPF III", formerly Aetna Principal Protection Fund III), ING Classic Principal Protection Fund IV ("PPF IV", formerly Aetna Principal Protection Fund IV) and ING Index Plus Protection Fund ("IPPF", formerly Aetna Index Plus Protection Fund).

Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of each Fund's Guarantee Period. If during the Guarantee Period the equity markets experience a major decline, the Funds' assets may become largely or entirely invested in the Fixed Component, which consists primarily of U.S. Government securities. Use of the Fixed Component reduces the Funds' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the guarantee period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Funds' Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation ("MBIA"), a monoline financial guarantor. Each Fund pays MBIA an annual guarantee fee of 0.33% of its average daily net assets.

                            OFFERING              GUARANTEE        MATURITY
                             PERIOD                PERIOD            DATE
                       -------------------   -------------------   --------
PPF*                   08/06/99 - 10/06/99   10/07/99 - 10/06/04   10/06/04
PPF II*                10/07/99 - 12/20/99   12/21/99 - 12/20/04   12/20/04
PPF III*               03/01/00 - 05/31/00   06/01/00 - 05/31/05   05/31/05
PPF IV*                07/06/00 - 09/06/00   09/07/00 - 09/06/05   09/06/05
IPPF*                  10/02/00 - 11/30/00   12/01/00 - 11/30/05   11/30/05**

*  Closed to new investors.
** Guarantee Maturity Date for IPPF. After this date IPPF goes into the Index
   Plus Large Cap Period.

Each Fund offers two classes of shares: Class A and Class B. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

On December 13, 2000, Aetna Inc. ("Aetna"), the indirect parent company of Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Funds, and Aeltus Capital, Inc. ("ACI"), each Funds principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less

--------------------------------------------------------------------------------


      than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and distributes capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially

--------------------------------------------------------------------------------


     all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Fund had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period ended May 31, 2002, the cost of purchases and sales of securities, excluding short-term and U.S. Government securities, were as follows:

                                        PURCHASES       SALES
                                       -----------   -----------
PPF                                    $20,060,448   $20,140,891
PPF II                                  13,156,060    11,628,324
PPF III                                 14,886,173    12,345,208
PPF IV                                   8,405,119     7,091,712
IPPF                                     8,298,798     7,153,460

U.S. Government Securities not included above were as follows:

                                        PURCHASES       SALES
                                       -----------   -----------
PPF                                    $21,693,744   $35,133,961
PPF II                                  30,141,408    38,673,148
PPF III                                 27,490,543    35,334,979
PPF IV                                          --     5,445,841
IPPF                                    38,460,306    42,189,898

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Prior to March 1, 2002, Aeltus served as investment adviser to the Funds. Effective March 1, 2002, each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. (the "Manager"), a wholly-owned subsidiary of ING. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period and 0.65% during its Guarantee Period. IPPF pays 0.45% during its Index Plus Large Cap Period.

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations.

--------------------------------------------------------------------------------


Prior to May 1, 2002, Aeltus served as administrator to each of the Funds and received an administrative service fee at an annual rate of 0.10% of the Funds' average daily net assets. Pursuant to the Administrative Services Agreement effective May 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                                               CLASS A    CLASS B
                                               -------    -------
PPF                                             0.25%      1.00%
PPF II                                          0.25       1.00
PPF III                                         0.25       1.00
PPF IV                                          0.25       1.00
IPPF                                            0.25       1.00

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At May 31, 2002 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                        ACCRUED                             ACCRUED
                       INVESTMENT       ACCRUED           SHAREHOLDER
                       MANAGEMENT    ADMINISTRATIVE      SERVICES AND
                          FEES            FEES         DISTRIBUTION FEES     TOTAL
                       ----------    --------------    -----------------    --------
PPF                     $71,459          $8,795             $99,944         $180,198
PPF II                   58,347           7,181              84,243          149,771
PPF III                  50,732           6,244              71,561          128,537
PPF IV                   30,898           3,803              44,326           79,027
IPPF                     26,731           3,290              37,587           67,608

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Fund for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each of the Funds whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                               CLASS A    CLASS B
                                               -------    -------
PPF                                             1.50%      2.25%
PPF II                                          1.50       2.25
PPF III                                         1.50       2.25
PPF IV                                          1.50       2.25
IPPF                                            1.50       2.25

Under the expense limitation agreements, each Fund will at a later date reimburse the Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

As of May 31, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

PPF                                                     $21,726
PPF II                                                   24,303
PPF III                                                  16,264
PPF IV                                                   27,286
IPPF                                                     30,054

--------------------------------------------------------------------------------


NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report ,in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At May 31, 2002, the Funds did not have any loans outstanding under the line of credit.

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                    CLASS A SHARES                                   CLASS B SHARES
                               --------------------------------------------------------   -------------------------------------
                                  SEVEN MONTHS         YEAR ENDED         YEAR ENDED         SEVEN MONTHS         YEAR ENDED
                               ENDED MAY 31, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000   ENDED MAY 31, 2002   OCTOBER 31, 2001
                               ------------------   ----------------   ----------------   ------------------   ----------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND (NUMBER OF
  SHARES)
Shares sold                                --                  --              8,432                  --                   --
Shares issued as reinvestment
  of dividends                         52,482              19,006             12,271             296,275               39,144
Shares redeemed                      (178,142)           (211,039)          (270,759)           (956,853)          (1,377,321)
                                  -----------         -----------        -----------         -----------         ------------
Net decrease in shares
  outstanding                        (125,660)           (192,033)          (250,056)           (660,578)          (1,338,177)
                                  ===========         ===========        ===========         ===========         ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND($)
Shares sold                       $        --         $        --        $    87,657         $        --         $         --
Shares issued as reinvestment
  of dividends                        506,453             185,875            129,949           2,859,057              382,440
Shares redeemed                    (1,727,057)         (2,093,570)        (2,832,762)         (9,293,189)         (13,583,762)
                                  -----------         -----------        -----------         -----------         ------------
Net decrease                      $(1,220,604)        $(1,907,695)       $(2,615,156)        $(6,434,132)        $(13,201,322)
                                  ===========         ===========        ===========         ===========         ============

                                CLASS B SHARES
                               ----------------
                                  YEAR ENDED
                               OCTOBER 31, 2000
                               ----------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND (NUMBER OF
  SHARES)
Shares sold                                --
Shares issued as reinvestment
  of dividends                         55,166
Shares redeemed                    (1,229,238)
                                 ------------
Net decrease in shares
  outstanding                      (1,174,072)
                                 ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND($)
Shares sold                      $         --
Shares issued as reinvestment
  of dividends                        583,660
Shares redeemed                   (12,898,302)
                                 ------------
Net decrease                     $(12,314,642)
                                 ============

                                                     CLASS A SHARES                                   CLASS B SHARES
                                --------------------------------------------------------   -------------------------------------
                                   SEVEN MONTHS         YEAR ENDED         YEAR ENDED         SEVEN MONTHS         YEAR ENDED
                                ENDED MAY 31, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000   ENDED MAY 31, 2002   OCTOBER 31, 2001
                                ------------------   ----------------   ----------------   ------------------   ----------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND II (NUMBER
  OF SHARES)
Shares sold                                 --                  --          1,106,686                  --                   --
Shares issued as reinvestment
  of dividends                          29,536              18,476              6,333             264,001               86,283
Shares redeemed                        (31,058)           (306,509)          (183,716)           (480,726)          (1,059,525)
                                   -----------         -----------        -----------         -----------         ------------
Net increase (decrease) in
  shares outstanding                    (1,522)           (288,033)           929,303            (216,725)            (973,242)
                                   ===========         ===========        ===========         ===========         ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND II($)
Shares sold                        $        --         $        --        $11,124,504         $        --         $         --
Shares issued as reinvestment
  of dividends                         276,161             173,491             64,539           2,471,054              811,068
Shares redeemed                       (293,770)         (2,904,789)        (1,865,700)         (4,550,912)         (10,089,032)
                                   -----------         -----------        -----------         -----------         ------------
Net increase (decrease)            $   (17,609)        $(2,731,298)       $ 9,323,343         $(2,079,858)        $ (9,277,964)
                                   ===========         ===========        ===========         ===========         ============

                                 CLASS B SHARES
                                ----------------
                                   YEAR ENDED
                                OCTOBER 31, 2000
                                ----------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND II (NUMBER
  OF SHARES)
Shares sold                          8,856,713
Shares issued as reinvestment
  of dividends                          45,607
Shares redeemed                       (525,109)
                                  ------------
Net increase (decrease) in
  shares outstanding                 8,377,211
                                  ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND II($)
Shares sold                       $ 88,976,954
Shares issued as reinvestment
  of dividends                         464,733
Shares redeemed                     (5,199,503)
                                  ------------
Net increase (decrease)           $ 84,242,184
                                  ============

--------------------------------------------------------------------------------

                                                  CLASS A SHARES                                     CLASS B SHARES
                            -----------------------------------------------------------   -------------------------------------
                               SEVEN MONTHS         YEAR ENDED      MARCH 1, 2000(1) TO      SEVEN MONTHS         YEAR ENDED
                            ENDED MAY 31, 2002   OCTOBER 31, 2001    OCTOBER 31, 2000     ENDED MAY 31, 2002   OCTOBER 31, 2001
                            ------------------   ----------------   -------------------   ------------------   ----------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND III
  (NUMBER OF SHARES)
Shares sold                             --                  --            1,074,778                   --                   --
Shares issued as
  reinvestment of
  dividends                         28,917              12,862                   --              180,245               62,805
Shares redeemed                    (20,174)            (71,908)             (23,560)            (352,269)            (534,826)
                               -----------         -----------          -----------          -----------         ------------
Net increase (decrease) in
  shares outstanding                 8,743             (59,046)           1,051,218             (172,024)            (472,021)
                               ===========         ===========          ===========          ===========         ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND III($)
Shares sold                    $        --         $        --          $10,803,368          $        --         $         --
Shares issued as
  reinvestment of
  dividends                        274,134             123,860                   --            1,706,926              604,187
Shares redeemed                   (193,569)           (697,892)            (248,297)          (3,357,221)          (5,157,074)
                               -----------         -----------          -----------          -----------         ------------
Net increase (decrease)        $    80,565         $  (574,032)         $10,555,071          $(1,650,295)        $ (4,552,887)
                               ===========         ===========          ===========          ===========         ============

                              CLASS B SHARES
                            -------------------
                            MARCH 1, 2000(1) TO
                             OCTOBER 31, 2000
                            -------------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND III
  (NUMBER OF SHARES)
Shares sold                       8,766,312
Shares issued as
  reinvestment of
  dividends                              --
Shares redeemed                    (119,612)
                               ------------
Net increase (decrease) in
  shares outstanding              8,646,700
                               ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND III($)
Shares sold                    $ 88,078,352
Shares issued as
  reinvestment of
  dividends                              --
Shares redeemed                  (1,234,717)
                               ------------
Net increase (decrease)        $ 86,843,635
                               ============

------------------

(1) Commencement of operations.

--------------------------------------------------------------------------------

                                                      CLASS A SHARES                                    CLASS B SHARES
                                ----------------------------------------------------------   -------------------------------------
                                   SEVEN MONTHS         YEAR ENDED      JULY 6, 2000(1) TO      SEVEN MONTHS         YEAR ENDED
                                ENDED MAY 31, 2002   OCTOBER 31, 2001    OCTOBER 31, 2000    ENDED MAY 31, 2002   OCTOBER 31, 2001
                                ------------------   ----------------   ------------------   ------------------   ----------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND IV
  (NUMBER OF SHARES)
Shares sold                                 --                  --             574,891                   --                   --
Shares issued as reinvestment
  of dividends                          14,968               5,416                  --              109,981               37,778
Shares redeemed                        (43,478)            (44,286)             (6,666)            (276,484)            (284,571)
                                   -----------         -----------         -----------          -----------         ------------
Net increase (decrease) in
  shares outstanding                   (28,510)            (38,870)            568,225             (166,503)            (246,793)
                                   ===========         ===========         ===========          ===========         ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND IV($)
Shares sold                        $        --         $        --         $ 5,770,083          $        --         $         --
Shares issued as reinvestment
  of dividends                         139,355              50,532                  --            1,023,925              352,088
Shares redeemed                       (403,714)           (421,255)            (66,291)          (2,590,434)          (2,679,010)
                                   -----------         -----------         -----------          -----------         ------------
Net increase (decrease)            $  (264,359)        $  (370,723)        $ 5,703,792          $(1,566,509)        $ (2,326,922)
                                   ===========         ===========         ===========          ===========         ============

                                  CLASS B SHARES
                                ------------------
                                JULY 6, 2000(1) TO
                                 OCTOBER 31, 2000
                                ------------------
ING CLASSIC PRINCIPAL
  PROTECTION FUND IV
  (NUMBER OF SHARES)
Shares sold                           5,535,386
Shares issued as reinvestment
  of dividends                               --
Shares redeemed                         (40,675)
                                   ------------
Net increase (decrease) in
  shares outstanding                  5,494,711
                                   ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND IV($)
Shares sold                        $ 55,521,863
Shares issued as reinvestment
  of dividends                               --
Shares redeemed                        (397,508)
                                   ------------
Net increase (decrease)            $ 55,124,355
                                   ============

                                                CLASS A SHARES                                      CLASS B SHARES
                         -------------------------------------------------------------   -------------------------------------
                            SEVEN MONTHS         YEAR ENDED      OCTOBER 2, 2000(1) TO      SEVEN MONTHS         YEAR ENDED
                         ENDED MAY 31, 2002   OCTOBER 31, 2001     OCTOBER 31, 2000      ENDED MAY 31, 2002   OCTOBER 31, 2001
                         ------------------   ----------------   ---------------------   ------------------   ----------------
ING INDEX PLUS
  PROTECTION FUND
  (NUMBER OF SHARES)
Shares sold                          --             358,315               257,789                    --            2,797,020
Shares issued as
  reinvestment of
  dividends                       6,620               3,978                    --                20,259                   --
Shares redeemed                 (12,019)            (71,483)                   --              (181,781)            (203,802)
                            -----------         -----------           -----------           -----------         ------------
Net increase (decrease)
  in shares outstanding          (5,399)            290,810               257,789              (161,522)           2,593,218
                            ===========         ===========           ===========           ===========         ============
ING INDEX PLUS
  PROTECTION FUND($)
Shares sold                 $        --         $ 3,601,346           $ 2,580,375           $        --         $ 28,090,540
Shares issued as
  reinvestment of
  dividends                      63,153              39,105                    --               193,272                   --
Shares redeemed                (115,202)           (686,540)                   --            (1,735,621)          (1,954,075)
                            -----------         -----------           -----------           -----------         ------------
Net increase (decrease)     $   (52,049)        $ 2,953,911           $ 2,580,375           $(1,542,349)        $ 26,136,465
                            ===========         ===========           ===========           ===========         ============

                            CLASS B SHARES
                         ---------------------
                         OCTOBER 2, 2000(1) TO
                           OCTOBER 31, 2000
                         ---------------------
ING INDEX PLUS
  PROTECTION FUND
  (NUMBER OF SHARES)
Shares sold                     1,753,123
Shares issued as
  reinvestment of
  dividends                            --
Shares redeemed                        --
                             ------------
Net increase (decrease)
  in shares outstanding         1,753,123
                             ============
ING INDEX PLUS
  PROTECTION FUND($)
Shares sold                  $ 17,548,976
Shares issued as
  reinvestment of
  dividends                            --
Shares redeemed                        --
                             ------------
Net increase (decrease)      $ 17,548,976
                             ============

------------------

(1) Commencement of operations.

--------------------------------------------------------------------------------


NOTE 10 -- CHANGES IN THE FUNDS' YEAR-END

Effective April 30, 2002 the Funds changed their year-end to May 31 from October
31. This change was done to facilitate the administration of the Funds.

NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders were as follows:

                                                     ORDINARY
                                                      INCOME
                                                    ----------
PPF                                                 $3,541,737
PPF II                                               2,818,615
PPF III                                              2,041,462
PPF IV                                               1,198,488
IPPF                                                   262,644

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statement of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts have been increased (decreased) through reclassification as of May 31, 2002:

                                                 ACCUMULATED NET
                         UNDISTRIBUTED NET   REALIZED GAINS (LOSSES)
                         INVESTMENT INCOME       ON INVESTMENTS
                         -----------------   -----------------------
PPF                           $ (263)                 $263
PPF II                          (129)                  129
PPF III                         (157)                  157
PPF IV                           (90)                   90
IPPF                             (97)                   97

As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                          UNREALIZED
                        UNDISTRIBUTED     ACCUMULATED    APPRECIATION/
                       ORDINARY INCOME   REALIZED LOSS   DEPRECIATION
                       ---------------   -------------   -------------
PPF                      $1,496,199      $ (9,736,704)    $4,161,871
PPF II                    1,073,479       (10,512,793)     2,760,492
PPF III                     795,398        (7,966,362)     2,495,112
PPF IV                      559,504        (6,945,994)     2,600,009
IPPF                        281,427        (2,135,967)      (327,200)

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002:

                                    AMOUNT      EXPIRATION DATES
                                  -----------   ----------------
PPF                               $ 9,736,704      2007-2010
PPF II                             10,512,793      2008-2009
PPF III                             7,966,362           2009
PPF IV                              6,945,994      2008-2010
IPPF                                2,135,967           2009

As of May 31, 2002, the following amounts represent distribution requirements of the Funds:

                                                     ORDINARY
                                                      INCOME
                                                    ----------
PPF                                                 $1,496,199
PPF II                                               1,073,479
PPF III                                                795,398
PPF IV                                                 559,504
IPPF                                                   281,427

ING
Classic
Principal
Protection
Fund

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
COMMON STOCKS: 10.28%
                               ADVERTISING: 0.02%
                  240          Omnicom Group             $    20,729
                                                         -----------
                                                              20,729
                                                         -----------
                               AEROSPACE/DEFENSE: 0.14%
                  420          Boeing Co.                     17,913
                  280          General Dynamics Corp.         28,168
                  140          Goodrich Corp.                  4,677
                  590          Lockheed Martin Corp.          36,610
                  140          Northrop Grumman Corp.         16,983
                  500          Raytheon Co.                   22,100
                  210          Rockwell Collins, Inc.          5,460
                  610          United Technologies
                                Corp.                         42,011
                                                         -----------
                                                             173,922
                                                         -----------
                               AGRICULTURE: 0.01%
                  260          UST, Inc.                       9,966
                                                         -----------
                                                               9,966
                                                         -----------
                               AIRLINES: 0.01%
                  420          Southwest Airlines Co.          7,153
                                                         -----------
                                                               7,153
                                                         -----------
                               APPAREL: 0.04%
                  180    @     Jones Apparel Group,
                                Inc.                           7,175
                  100          Liz Claiborne, Inc.             3,063
                  360          Nike, Inc.                     19,350
                   70    @     Reebok Intl. Ltd.               1,833
                  280          VF Corp.                       11,900
                                                         -----------
                                                              43,321
                                                         -----------
                               AUTO MANUFACTURERS: 0.11%
                3,200          Ford Motor Co.                 56,480
                  730          General Motors Corp.           45,370
                  100          Navistar Intl. Corp.            3,551
                  225          Paccar, Inc.                    9,954
                                                         -----------
                                                             115,355
                                                         -----------
                               AUTO PARTS & EQUIPMENT: 0.04%
                   90          Cooper Tire & Rubber Co.        2,056
                  280          Dana Corp.                      5,970
                  760          Delphi Corp.                   11,970
                  260          Goodyear Tire & Rubber
                                Co.                            5,699
                  220          TRW, Inc.                      12,078
                  207          Visteon Corp.                   3,260
                                                         -----------
                                                              41,033
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               BANKS: 0.69%
                  440          AmSouth Bancorp           $     9,768
                2,780          Bank of America Corp.         210,752
                1,500          Bank One Corp.                 60,945
                  580          BB&T Corp.                     21,796
                  309          Charter One Financial,
                                Inc.                          11,186
                  240          Comerica, Inc.                 15,384
                  300          Fifth Third Bancorp            19,551
                  160          First Tennessee National
                                Corp.                          6,232
                1,400          FleetBoston Financial
                                Corp.                         49,336
                  300          Huntington Bancshares,
                                Inc.                           5,991
                  760          Keycorp                        20,748
                  200          Marshall & Ilsley Corp.        12,418
                  560          Mellon Financial Corp.         20,776
                  910          National City Corp.            30,285
                  350          PNC Financial Services
                                Group, Inc.                   19,688
                  290          Regions Financial Corp.        10,455
                  430          SouthTrust Corp.               11,167
                  410          State Street Corp.             19,049
                  400          SunTrust Banks, Inc.           27,320
                  180          Union Planters Corp.            9,031
                2,420          US Bancorp                     57,233
                1,780          Wachovia Corp.                 68,299
                2,240          Wells Fargo & Co.             117,376
                   90          Zions Bancorporation            4,956
                                                         -----------
                                                             839,742
                                                         -----------
                               BEVERAGES: 0.34%
                1,180          Anheuser-Busch Cos.,
                                Inc.                          60,900
                  120          Brown-Forman Corp.              9,445
                3,270          Coca-Cola Co.                 181,681
                  580          Coca-Cola Enterprises,
                                Inc.                          12,615
                   70          Coors (Adolph)                  4,672
                  600          Pepsi Bottling Group,
                                Inc.                          19,812
                2,260          PepsiCo, Inc.                 117,475
                                                         -----------
                                                             406,600
                                                         -----------
                               BIOTECHNOLOGY: 0.08%
                1,340    @     Amgen, Inc.                    63,824
                   90    @     Chiron Corp.                    3,258
                  260    @     Genzyme Corp.                   8,328
                  820    @     Immunex Corp.                  20,697
                                                         -----------
                                                              96,107
                                                         -----------
                               BUILDING MATERIALS: 0.03%
                  100    @     American Standard Cos.,
                                Inc.                           7,550
                  770          Masco Corp.                    20,528
                  160          Vulcan Materials Co.            7,653
                                                         -----------
                                                              35,731
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               CHEMICALS: 0.17%
                  310          Air Products &
                                Chemicals, Inc.          $    15,546
                  120          Ashland, Inc.                   4,559
                1,220          Dow Chemical Co. (The)         40,675
                1,380          Du Pont (E.I.) de
                                Nemours & Co.                 63,480
                  120          Eastman Chemical Co.            5,550
                  170          Ecolab, Inc.                    8,106
                  200          Engelhard Corp.                 6,224
                  160          International Flavors &
                                Fragrances, Inc.               5,450
                  240          PPG Industries, Inc.           13,723
                  280          Praxair, Inc.                  15,680
                  320          Rohm & Haas Co.                12,058
                  370          Sherwin-Williams Co.           11,692
                  100          Sigma-Aldrich Corp.             4,771
                                                         -----------
                                                             207,514
                                                         -----------
                               COMMERCIAL SERVICES: 0.08%
                  220    @     Apollo Group, Inc.              7,586
                  680    @     Concord EFS, Inc.              21,264
                  100    @     Convergys Corp.                 2,624
                  130          Deluxe Corp.                    5,881
                  280          Equifax, Inc.                   7,736
                  250          H&R Block, Inc.                11,225
                  380          McKesson Corp.                 14,250
                  220          Moody's Corp.                  10,595
                  180          Paychex, Inc.                   6,237
                  220    @     Quintiles Transnational
                                Corp.                          3,126
                  250    @     Robert Half Intl., Inc.         6,170
                  210          RR Donnelley & Sons Co.         6,054
                                                         -----------
                                                             102,748
                                                         -----------
                               COMPUTERS: 0.44%
                  440    @     Apple Computer, Inc.           10,252
                  200    @     Computer Sciences Corp.         9,474
                5,680    @     Dell Computer Corp.           152,508
                  590          Electronic Data Systems
                                Corp.                         31,164
                2,940    @     EMC Corp.-Mass.                21,315
                3,894          Hewlett-Packard Co.            74,336
                2,250          International Business
                                Machines Corp.               181,013
                  160    @     Lexmark Intl., Inc.             9,992
                  460    @     Network Appliance, Inc.         5,985
                3,980    @     Sun Microsystems, Inc.         27,422
                  140    @     Unisys Corp.                    1,602
                  190    @     Veritas Software Corp.          4,307
                                                         -----------
                                                             529,370
                                                         -----------
                               COSMETICS/PERSONAL CARE: 0.36%
                   70          Alberto-Culver Co.              3,708
                  320          Avon Products, Inc.            16,944
                  750          Colgate-Palmolive Co.          40,650
                2,290          Gillette Co.                   81,455
                  670          Kimberly-Clark Corp.           43,496
                2,850          Procter & Gamble Co.          255,218
                                                         -----------
                                                             441,471
                                                         -----------
                               DISTRIBUTION/WHOLESALE: 0.02%
                  300          Genuine Parts Co.              10,965
                  160          WW Grainger, Inc.               8,413
                                                         -----------
                                                              19,378
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
Classic
Principal
Protection
Fund

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.83%
                1,690          American Express Co.      $    71,842
                  210          Bear Stearns Cos., Inc.        12,610
                  240          Capital One Financial
                                Corp.                         14,986
                6,750          Citigroup, Inc.               291,465
                  260          Countrywide Credit Ind.,
                                Inc.                          12,821
                2,180          Fannie Mae                    174,422
                1,220          Freddie Mac                    79,971
                1,020          Household Intl., Inc.          52,173
                2,600          JP Morgan Chase & Co.          93,470
                  320          Lehman Brothers
                                Holdings, Inc.                19,520
                1,120          MBNA Corp.                     40,555
                1,120          Merrill Lynch & Co, Inc.       45,595
                1,400          Morgan Stanley Dean
                                Witter & Co.                  63,644
                  220          SLM Corp.                      21,226
                  270          Stilwell Financial, Inc.        5,832
                                                         -----------
                                                           1,000,132
                                                         -----------
                               ELECTRIC: 0.27%
                  660    @     AES Corp.                       4,323
                  240          Allegheny Energy, Inc.          8,623
                  480          American Electric Power
                                Co., Inc.                     20,510
                  200          Cinergy Corp.                   7,290
                  290          Consolidated Edison,
                                Inc.                          12,693
                  220          Constellation Energy
                                Group, Inc.                    6,659
                  349          Dominion Resources, Inc.       22,608
                  220          DTE Energy Co.                 10,296
                1,040          Duke Energy Corp.              33,290
                  600    @     Edison Intl.                   11,196
                  280          Entergy Corp.                  12,314
                  180          Exelon Corp.                    9,628
                  370          FirstEnergy Corp.              12,769
                  260          FPL Group, Inc.                16,377
                  615    @     Mirant Corp.                    5,843
                  240          NiSource, Inc.                  5,815
                  840    @     PG&E Corp.                     18,060
                  160          Pinnacle West Capital
                                Corp.                          6,418
                   70          PPL Corp.                       2,477
                  300          Progress Energy, Inc.          15,555
                  240          Public Service
                                Enterprise Group, Inc.        10,867
                  700          Reliant Energy, Inc.           11,907
                  900          Southern Co.                   24,300
                  200          TECO Energy, Inc.               4,980
                  470          TXU Corp.                      24,125
                  490          XCEL Energy, Inc.              10,530
                                                         -----------
                                                             329,453
                                                         -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.03%
                  530          Emerson Electric Co.           30,661
                  240          Molex, Inc.                     9,060
                                                         -----------
                                                              39,721
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               ELECTRONICS: 0.07%
                  660    @     Agilent Technologies,
                                Inc.                     $    17,404
                  360          Applera Corp. -- Applied
                                Biosystems Group               6,552
                  380    @     Jabil Circuit, Inc.             8,725
                  140          Johnson Controls, Inc.         12,328
                  200          Parker Hannifin Corp.           9,800
                  670    @     Sanmina Corp.                   7,705
                1,360    @     Solectron Corp.                10,989
                  110    @     Tektronix, Inc.                 2,231
                  260    @     Thermo Electron Corp.           4,774
                   80    @     Waters Corp.                    2,133
                                                         -----------
                                                              82,641
                                                         -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                  120          Fluor Corp.                     4,512
                                                         -----------
                                                               4,512
                                                         -----------
                               ENTERTAINMENT: 0.01%
                  120    @     International Game
                                Technology                     7,500
                                                         -----------
                                                               7,500
                                                         -----------
                               ENVIRONMENTAL CONTROL: 0.02%
                  370    @     Allied Waste Industries,
                                Inc.                           4,144
                  780          Waste Management, Inc.         21,411
                                                         -----------
                                                              25,555
                                                         -----------
                               FOOD: 0.21%
                  490          Albertson's, Inc.              17,233
                1,100          Archer-Daniels-Midland
                                Co.                           16,005
                  200          Campbell Soup Co.               5,650
                  720          Conagra Foods, Inc.            17,719
                  480          General Mills, Inc.            21,840
                  200          Hershey Foods Corp.            13,346
                  450          HJ Heinz Co.                   18,284
                  520          Kellogg Co.                    19,084
                  420    @     Kroger Co.                      9,387
                  270    @     Safeway, Inc.                  10,976
                1,000          Sara Lee Corp.                 21,080
                  220          Supervalu, Inc.                 6,640
                  840          Sysco Corp.                    23,394
                  720    @@    Unilever NV ADR                47,174
                  210          Winn-Dixie Stores, Inc.         4,076
                  120          WM Wrigley Jr Co.               6,877
                                                         -----------
                                                             258,765
                                                         -----------
                               FOREST PRODUCTS & PAPER: 0.05%
                  100          Boise Cascade Corp.             3,558
                  300          Georgia-Pacific Corp.           8,007
                  680          International Paper Co.        29,308
                  220          Plum Creek Timber Co.,
                                Inc.                           6,681
                   40          Temple-Inland, Inc.             2,227
                  110          Weyerhaeuser Co.                7,205
                                                         -----------
                                                              56,986
                                                         -----------
                               GAS: 0.02%
                  180          KeySpan Corp.                   6,815
                   80          Nicor, Inc.                     3,845
                   30          Peoples Energy Corp.            1,181
                  460          Sempra Energy                  11,505
                                                         -----------
                                                              23,346
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               HAND/MACHINE TOOLS: 0.01%
                  100          Black & Decker Corp.      $     4,779
                   80          Snap-On, Inc.                   2,528
                  110          Stanley Works                   4,684
                                                         -----------
                                                              11,991
                                                         -----------
                               HEALTHCARE -- PRODUCTS: 0.40%
                  540          Becton Dickinson & Co.         20,304
                  140          Biomet, Inc.                    3,952
                  500    @     Boston Scientific Corp.        13,925
                   90          CR Bard, Inc.                   4,959
                  400    @     Guidant Corp.                  16,000
                5,349          Johnson & Johnson             328,161
                1,540          Medtronic, Inc.                71,071
                  180    @     St. Jude Medical, Inc.         15,192
                  120          Stryker Corp.                   6,547
                  260    @     Zimmer Holdings, Inc.           9,095
                                                         -----------
                                                             489,206
                                                         -----------
                               HEALTHCARE -- SERVICES: 0.11%
                  320    @     Health Management
                                Associates, Inc.               6,589
                  500    @     Healthsouth Corp.               7,075
                  200    @     Humana, Inc.                    3,044
                  180    @     Manor Care, Inc.                4,662
                  420    @     Tenet Healthcare Corp.         31,290
                  670          UnitedHealth Group, Inc.       60,836
                  320    @     Wellpoint Health
                                Networks                      23,731
                                                         -----------
                                                             137,227
                                                         -----------
                               HOME BUILDERS: 0.00%
                  100          KB Home                         5,153
                                                         -----------
                                                               5,153
                                                         -----------
                               HOME FURNISHINGS: 0.02%
                  400          Leggett & Platt, Inc.          10,528
                  120          Maytag Corp.                    5,375
                  110          Whirlpool Corp.                 7,854
                                                         -----------
                                                              23,757
                                                         -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.04%
                  150          Avery Dennison Corp.            9,805
                  410          Clorox Co.                     18,778
                  320          Fortune Brands, Inc.           17,168
                                                         -----------
                                                              45,751
                                                         -----------
                               HOUSEWARES: 0.01%
                  390          Newell Rubbermaid, Inc.        13,319
                                                         -----------
                                                              13,319
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
Classic
Principal
Protection
Fund

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               INSURANCE: 0.47%
                  340    @@    ACE Ltd.                  $    11,767
                  270          Aflac, Inc.                     8,683
                  930          Allstate Corp.                 35,786
                  130          AMBAC Financial Group,
                                Inc.                           8,757
                3,374          American Intl. Group          225,957
                  370          AON Corp.                      12,369
                  240          Chubb Corp.                    18,038
                  190          Cigna Corp.                    20,149
                  200          Cincinnati Financial
                                Corp.                          9,076
                  320          Hartford Financial
                                Services Group, Inc.          21,120
                  190          Jefferson-Pilot Corp.           9,046
                  390          John Hancock Financial
                                Services, Inc.                14,309
                  240          Lincoln National Corp.         10,757
                  360          Marsh & McLennan Cos.,
                                Inc.                          36,324
                  210          MBIA, Inc.                     11,783
                  970          Metlife, Inc.                  32,233
                  140          MGIC Investment Corp.          10,189
                  390          Progressive Corp.              23,092
                  150          Safeco Corp.                    4,799
                  260          St. Paul Cos.                  11,079
                  170          Torchmark Corp.                 6,861
                  300          UnumProvident Corp.             7,590
                  180    @@    XL Capital Ltd.                15,934
                                                         -----------
                                                             565,698
                                                         -----------
                               INTERNET: 0.01%
                  700    @     Yahoo, Inc.                    11,214
                                                         -----------
                                                              11,214
                                                         -----------
                               IRON/STEEL: 0.01%
                  100          Nucor Corp.                     6,667
                                                         -----------
                                                               6,667
                                                         -----------
                               LEISURE TIME: 0.03%
                  150          Brunswick Corp.                 3,990
                  380          Harley-Davidson, Inc.          19,980
                  200    @     Sabre Holdings Corp.            7,880
                                                         -----------
                                                              31,850
                                                         -----------
                               LODGING: 0.03%
                  240    @     Harrah's Entertainment,
                                Inc.                          11,436
                  560          Hilton Hotels Corp.             7,952
                  280          Marriott Intl., Inc.           11,323
                  270          Starwood Hotels &
                                Resorts Worldwide, Inc.        9,555
                                                         -----------
                                                              40,266
                                                         -----------
                               MACHINERY -- DIVERSIFIED: 0.03%
                  320          Deere & Co.                    15,040
                  260          Dover Corp.                     9,253
                  320          Rockwell Automation,
                                Inc.                           7,021
                                                         -----------
                                                              31,314
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               MEDIA: 0.26%
                2,300    @     AOL Time Warner, Inc.     $    43,010
                  320    @     Clear Channel
                                Communications, Inc.          17,034
                1,210    @     Comcast Corp.                  34,074
                  360          Gannett Co, Inc.               27,288
                  120          Knight-Ridder, Inc.             7,900
                  270          McGraw-Hill Cos., Inc.         17,045
                  190          New York Times Co.              9,551
                  420          Tribune Co.                    17,854
                2,292    @     Viacom, Inc.                  112,216
                1,060          Walt Disney Co.                24,285
                                                         -----------
                                                             310,257
                                                         -----------
                               MINING: 0.07%
                  440    @@    Alcan, Inc.                    16,764
                1,148          Alcoa, Inc.                    40,157
                   80   @,@@   Inco Ltd.                       1,813
                  520          Newmont Mining Corp.           16,229
                  140          Phelps Dodge Corp.              5,461
                  390    @@    Placer Dome, Inc.               5,304
                                                         -----------
                                                              85,728
                                                         -----------
                               MISCELLANEOUS MANUFACTURING: 0.56%
                  880          3M Co.                        110,378
                  130          Cooper Industries Ltd.          5,638
                   70          Crane Co.                       1,941
                  220          Danaher Corp.                  15,316
                  340          Eastman Kodak Co.              11,312
                  140          Eaton Corp.                    11,315
               12,850          General Electric Co.          400,149
                  420          Honeywell Intl., Inc.          16,464
                  410          Illinois Tool Works,
                                Inc.                          29,122
                   80    @@    Ingersoll-Rand Co.              4,028
                  110          ITT Industries, Inc.            7,370
                  170          Pall Corp.                      3,869
                  180          Textron, Inc.                   8,446
                2,620    @@    Tyco Intl. Ltd.                57,509
                                                         -----------
                                                             682,857
                                                         -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                  310          Pitney Bowes, Inc.             12,695
                  930          Xerox Corp.                     8,342
                                                         -----------
                                                              21,037
                                                         -----------
                               OIL & GAS: 0.61%
                  130          Amerada Hess Corp.             10,692
                  330          Apache Corp.                   18,374
                  100          Burlington Resources,
                                Inc.                           4,060
                1,848          ChevronTexaco Corp.           161,238
                1,050          Conoco, Inc.                   28,224
                  210          Devon Energy Corp.             10,973
                  150          EOG Resources, Inc.             6,150
                4,710          Exxon Mobil Corp.             188,070
                  600          Marathon Oil Corp.             16,452
                   80    @     Noble Corp.                     3,426
                  680          Occidental Petroleum
                                Corp.                         20,305
                  672          Phillips Petroleum Co.         38,674
                3,660    @@    Royal Dutch Petroleum
                                Co. ADR                      201,300
                  120          Sunoco, Inc.                    4,267
                  480          Transocean, Inc.               18,322
                  330          Unocal Corp.                   12,151
                                                         -----------
                                                             742,678
                                                         -----------
                               OIL & GAS SERVICES: 0.01%
                  210    @     BJ Services Co.                 7,879
                  240          Halliburton Co.                 4,452
                                                         -----------
                                                              12,331
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               PACKAGING & CONTAINERS: 0.02%
                   80          Ball Corp.                $     3,326
                  110          Bemis Co.                       5,489
                  340    @     Pactiv Corp.                    7,878
                  120    @     Sealed Air Corp.                5,370
                                                         -----------
                                                              22,063
                                                         -----------
                               PHARMACEUTICALS: 0.76%
                1,990          Abbott Laboratories            94,525
                  170          Allergan, Inc.                 10,727
                   60          AmerisourceBergen Corp.         4,625
                2,480          Bristol-Myers Squibb Co.       77,178
                1,430          Eli Lilly & Co.                92,521
                  230    @     Forest Laboratories,
                                Inc.                          16,981
                  546    @     King Pharmaceuticals,
                                Inc.                          14,769
                  340    @     Medimmune, Inc.                11,057
                2,980          Merck & Co, Inc.              170,158
                8,130          Pfizer, Inc.                  281,298
                1,407          Pharmacia Corp.                60,768
                1,840          Schering-Plough Corp.          48,668
                  160    @     Watson Pharmaceuticals,
                                Inc.                           4,160
                  680          Wyeth                          37,740
                                                         -----------
                                                             925,175
                                                         -----------
                               PIPELINES: 0.03%
                  520          Dynegy, Inc.                    4,623
                  700          EL Paso Corp.                  17,955
                  160          Kinder Morgan, Inc.             6,920
                  640          Williams Cos., Inc.             9,088
                                                         -----------
                                                              38,586
                                                         -----------
                               REITS: 0.02%
                  580          Equity Office Properties
                                Trust                         17,481
                  400          Equity Residential             11,576
                                                         -----------
                                                              29,057
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
Classic
Principal
Protection
Fund

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               RETAIL: 0.84%
                  130    @     Autozone, Inc.            $    10,640
                  360    @     Bed Bath & Beyond, Inc.        12,348
                  750    @     Best Buy Co., Inc.             34,650
                  400          Circuit City Stores,
                                Inc. -- Circuit City
                                Group                          9,164
                  600    @     Costco Wholesale Corp.         23,562
                  315          Darden Restaurants, Inc.        7,916
                  140          Dillard's, Inc.                 4,204
                  500          Dollar General Corp.            8,595
                  240          Family Dollar Stores            8,640
                  270    @     Federated Department
                                Stores                        11,181
                1,190          Gap, Inc. (The)                17,338
                4,100          Home Depot, Inc.              170,929
                  490          JC Penney Co, Inc.             11,985
                  440    @     Kohl's Corp.                   33,000
                1,100          Lowe's Cos., Inc.              51,876
                1,180          Ltd. Brands                    24,768
                  480          May Department Stores
                                Co.                           16,886
                1,700          McDonald's Corp.               50,898
                  200          Nordstrom, Inc.                 4,924
                  690    @     Office Depot, Inc.             12,613
                  380          RadioShack Corp.               13,011
                  460          Sears Roebuck and Co.          27,163
                  990    @     Staples, Inc.                  20,869
                  420    @     Starbucks Corp.                10,198
                1,200          Target Corp.                   49,740
                  200          Tiffany & Co.                   7,500
                1,000          TJX Cos., Inc.                 21,090
                  280    @     Toys R US, Inc.                 5,110
                5,930          Wal-Mart Stores, Inc.         320,813
                  170          Wendy's Intl., Inc.             6,455
                  210    @     Yum! Brands, Inc.              13,419
                                                         -----------
                                                           1,021,485
                                                         -----------
                               SAVINGS & LOANS: 0.07%
                  270          Golden West Financial
                                Corp.                         18,889
                1,690          Washington Mutual, Inc.        65,690
                                                         -----------
                                                              84,579
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               SEMICONDUCTORS: 0.44%
                  640    @     Altera Corp.              $    11,539
                  620    @     Analog Devices, Inc.           22,704
                2,150    @     Applied Materials, Inc.        47,687
                  300    @     Broadcom Corp.                  6,765
                  380    @     Conexant Systems, Inc.          2,717
                8,790          Intel Corp.                   242,780
                  400    @     Kla-Tencor Corp.               20,852
                  660          Linear Technology Corp.        24,585
                  520    @     LSI Logic Corp.                 5,928
                  420    @     Maxim Integrated
                                Products                      19,320
                  250    @     National Semiconductor
                                Corp.                          7,675
                  200    @     Novellus Systems, Inc.          8,496
                  220    @     Nvidia Corp.                    7,361
                  230    @     PMC -- Sierra, Inc.             3,271
                  100    @     QLogic Corp.                    4,572
                  100    @     Teradyne, Inc.                  2,708
                2,920          Texas Instruments, Inc.        83,716
                  420    @     Xilinx, Inc.                   14,809
                                                         -----------
                                                             537,485
                                                         -----------
                               SOFTWARE: 0.51%
                  340          Adobe Systems, Inc.            12,274
                  120          Autodesk, Inc.                  1,620
                  800          Automatic Data
                                Processing                    41,536
                  290    @     BMC Software, Inc.              4,904
                  210    @     Citrix Systems, Inc.            2,241
                  740          Computer Associates
                                Intl., Inc.                   12,846
                  690    @     Compuware Corp.                 5,085
                  500          First Data Corp.               39,600
                  290    @     Fiserv, Inc.                   12,337
                  280    @     Intuit, Inc.                   12,244
                  120    @     Mercury Interactive
                                Corp.                          4,063
                7,090    @     Microsoft Corp.               360,952
                9,720    @     Oracle Corp.                   76,788
                  710    @     Peoplesoft, Inc.               14,562
                  220    @     Rational Software Corp.         2,504
                  600    @     Siebel Systems, Inc.           10,950
                                                         -----------
                                                             614,506
                                                         -----------

---------------------------------------------------------------------
       Shares                                               Value
                               TELECOMMUNICATIONS: 0.66%
                  400          Alltel Corp.              $    20,596
                   80    @     Andrew Corp.                    1,378
                5,280          AT&T Corp.                     63,202
                3,630    @     AT&T Wireless Services,
                                Inc.                          29,439
                2,440          BellSouth Corp.                81,203
                  180          CenturyTel, Inc.                5,580
                  580    @     CIENA Corp.                     3,283
               16,140    @     Cisco Systems, Inc.           254,689
                  160    @     Citizens Communications
                                Co.                            1,504
                  210    @     Comverse Technology,
                                Inc.                           2,488
                1,620    @     JDS Uniphase Corp.              5,686
                3,840          Motorola, Inc.                 61,402
                  390    @     Qualcomm, Inc.                 12,340
                4,340          SBC Communications, Inc.      148,819
                  310          Scientific-Atlanta, Inc.        6,030
                1,340          Sprint Corp. -- FON
                                Group                         22,043
                  580    @     Sprint Corp. -- PCS
                                Group                          6,055
                  520    @     Tellabs, Inc.                   5,023
                1,620          Verizon Communications,
                                Inc.                          69,660
                                                         -----------
                                                             800,420
                                                         -----------
                               TEXTILES: 0.01%
                  200          Cintas Corp.                   10,442
                                                         -----------
                                                              10,442
                                                         -----------
                               TOBACCO: 0.05%
                1,130          Philip Morris Cos., Inc.       64,693
                                                         -----------
                                                              64,693
                                                         -----------
                               TOYS/GAMES/HOBBIES: 0.02%
                  300          Hasbro, Inc.                    4,590
                  980          Mattel, Inc.                   20,815
                                                         -----------
                                                              25,405
                                                         -----------
                               TRANSPORTATION: 0.06%
                  550          Burlington Northern
                                Santa Fe Corp.                15,565
                  310          CSX Corp.                      10,664
                  390    @     FedEx Corp.                    21,041
                  200          Norfolk Southern Corp.          4,234
                  310          Union Pacific Corp.            18,984
                                                         -----------
                                                              70,488
                                                         -----------

                               TOTAL COMMON STOCK
                                 (Cost $11,367,790)       12,431,436
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
Classic
Principal
Protection
Fund

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 3.02%
                        REGIONAL (STATE/PROVINCE): 3.02%
    $  3,970,000        Tennessee Valley Authority, Zero Coupon, due
                        07/15/04                                          $  3,659,137
                                                                          ------------
                        TOTAL BONDS/NOTES (Cost $3,613,144)                  3,659,137
                                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.83%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION:
                         6.21%
       8,133,000        Zero Coupon, due 08/16/04                            7,519,341
                                                                          ------------
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION -- STRIP: 1.62%
       2,117,000        Zero Coupon, due 07/15/04                            1,955,335
                                                                          ------------
                        TOTAL U.S. GOVERNMENT AGENCY
                         OBLIGATIONS (Cost $8,979,348)                       9,474,676
                                                                          ------------
U.S. TREASURY OBLIGATIONS: 78.24%
                        U.S. TREASURY STRIP: 78.24%
     101,862,000        Zero Coupon, due 08/15/04                           94,661,986
                                                                          ------------
                        TOTAL U.S. TREASURY OBLIGATIONS
                         (Cost $89,248,415)                                 94,661,986
                                                                          ------------
                        TOTAL LONG-TERM INVESTMENTS
                         (Cost $113,208,697)                               120,227,235
                                                                          ------------

      Principal
       Amount                                                                     Value
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.89%
     $1,075,000         Federal Home Loan Mortgage Corporation,
                         1.820%, due 06/03/02                                 $  1,075,000
                                                                              ------------
                                                                                 1,075,000
                                                                              ------------
                        TOTAL SHORT-TERM INVESTMENT
                         (COST $1,075,000)                                       1,075,000
                                                                              ------------
                        TOTAL INVESTMENTS IN SECURITIES (COST
                         $114,283,697)*                              100.26%  $121,302,235
                        OTHER ASSETS AND LIABILITIES-NET             (0.26)%      (315,456)
                                                                     -------  ------------
                        NET ASSETS                                   100.00%  $120,986,779
                                                                     =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is $117,140,364. Net unrealized appreciation consists of:

                        Gross Unrealized Appreciation                             $4,642,399
                        Gross Unrealized Depreciation                               (480,528)
                                                                                  ----------
                        Net Unrealized Appreciation                               $4,161,871
                                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
COMMON STOCK: 6.14%
                                ADVERTISING: 0.01%
                  120           Omnicom Group             $    10,364
                                                          -----------
                                                               10,364
                                                          -----------
                                AEROSPACE/DEFENSE: 0.09%
                  210           Boeing Co.                      8,957
                  130           General Dynamics Corp.         13,078
                   70           Goodrich Corp.                  2,339
                  290           Lockheed Martin Corp.          17,995
                   70           Northrop Grumman Corp.          8,492
                  250           Raytheon Co.                   11,050
                  150           Rockwell Collins, Inc.          3,900
                  300           United Technologies
                                 Corp.                         20,661
                                                          -----------
                                                               86,472
                                                          -----------
                                AGRICULTURE: 0.00%
                  110           UST, Inc.                       4,216
                                                          -----------
                                                                4,216
                                                          -----------
                                AIRLINES: 0.00%
                  200           Southwest Airlines Co.          3,406
                                                          -----------
                                                                3,406
                                                          -----------
                                APPAREL: 0.02%
                  130     @     Jones Apparel Group,
                                 Inc.                           5,182
                   60           Liz Claiborne, Inc.             1,838
                  170           Nike, Inc.                      9,138
                   80     @     Reebok Intl. Ltd.               2,094
                  120           VF Corp.                        5,100
                                                          -----------
                                                               23,352
                                                          -----------
                                AUTO MANUFACTURERS: 0.06%
                1,550           Ford Motor Co.                 27,357
                  350           General Motors Corp.           21,752
                   60           Navistar Intl. Corp.            2,131
                  120           Paccar, Inc.                    5,309
                                                          -----------
                                                               56,549
                                                          -----------
                                AUTO PARTS & EQUIPMENT: 0.02%
                   50           Cooper Tire & Rubber Co.        1,142
                   90           Dana Corp.                      1,919
                  370           Delphi Corp.                    5,827
                   90           Goodyear Tire & Rubber
                                 Co.                            1,972
                  110           TRW, Inc.                       6,039
                  133           Visteon Corp.                   2,094
                                                          -----------
                                                               18,993
                                                          -----------
       Shares                                                Value
----------------------------------------------------------------------
                                BANKS: 0.42%
                  270           AmSouth Bancorp           $     5,994
                1,360           Bank of America Corp.         103,101
                  740           Bank One Corp.                 30,066
                  310           BB&T Corp.                     11,649
                  175           Charter One Financial,
                                 Inc.                           6,335
                  110           Comerica, Inc.                  7,051
                  150           Fifth Third Bancorp             9,775
                  110           First Tennessee National
                                 Corp.                          4,284
                  680           FleetBoston Financial
                                 Corp.                         23,963
                  150           Huntington Bancshares,
                                 Inc.                           2,995
                  370           Keycorp                        10,101
                   80           Marshall & Ilsley Corp.         4,967
                  270           Mellon Financial Corp.         10,017
                  440           National City Corp.            14,643
                  170           PNC Financial Services
                                 Group, Inc.                    9,562
                  140           Regions Financial Corp.         5,047
                  260           SouthTrust Corp.                6,752
                  200           State Street Corp.              9,292
                  180           SunTrust Banks, Inc.           12,294
                  110           Union Planters Corp.            5,518
                1,228           US Bancorp                     29,042
                  870           Wachovia Corp.                 33,382
                1,090           Wells Fargo & Co.              57,116
                   20           Zions Bancorporation            1,101
                                                          -----------
                                                              414,047
                                                          -----------
                                BEVERAGES: 0.20%
                  570           Anheuser-Busch Cos.,
                                 Inc.                          29,418
                   50           Brown-Forman Corp.              3,936
                1,590           Coca-Cola Co.                  88,340
                  280           Coca-Cola Enterprises,
                                 Inc.                           6,090
                   30           Coors (Adolph)                  2,002
                  280           Pepsi Bottling Group,
                                 Inc.                           9,246
                1,090           PepsiCo, Inc.                  56,658
                                                          -----------
                                                              195,690
                                                          -----------
                                BIOTECHNOLOGY: 0.05%
                  650     @     Amgen, Inc.                    30,960
                   50     @     Chiron Corp.                    1,810
                  120     @     Genzyme Corp.                   3,844
                  400     @     Immunex Corp.                  10,096
                                                          -----------
                                                               46,710
                                                          -----------
                                BUILDING MATERIALS: 0.02%
                   50     @     American Standard Cos.,
                                 Inc.                           3,775
                  320           Masco Corp.                     8,531
                  100           Vulcan Materials Co.            4,783
                                                          -----------
                                                               17,089
                                                          -----------
       Shares                                                Value
----------------------------------------------------------------------
                                CHEMICALS: 0.11%
                  150           Air Products &
                                 Chemicals, Inc.          $     7,523
                   50           Ashland, Inc.                   1,900
                  610           Dow Chemical Co. (The)         20,337
                  670           Du Pont (E.I.) de
                                 Nemours & Co.                 30,820
                   50           Eastman Chemical Co.            2,313
                   90           Ecolab, Inc.                    4,291
                   90           Engelhard Corp.                 2,801
                   90           International Flavors &
                                 Fragrances, Inc.               3,065
                  110           PPG Industries, Inc.            6,290
                  140           Praxair, Inc.                   7,840
                  160           Rohm & Haas Co.                 6,029
                  130           Sherwin-Williams Co.            4,108
                   50           Sigma-Aldrich Corp.             2,386
                                                          -----------
                                                               99,703
                                                          -----------
                                COMMERCIAL SERVICES: 0.05%
                  100     @     Apollo Group, Inc.              3,448
                  330     @     Concord EFS, Inc.              10,319
                  110     @     Convergys Corp.                 2,886
                   50           Deluxe Corp.                    2,262
                   80           Equifax, Inc.                   2,210
                  140           H&R Block, Inc.                 6,286
                  180           McKesson Corp.                  6,750
                  140           Moody's Corp.                   6,742
                   90           Paychex, Inc.                   3,119
                  130     @     Quintiles Transnational
                                 Corp.                          1,847
                  100     @     Robert Half Intl., Inc.         2,468
                   90           RR Donnelley & Sons Co.         2,595
                                                          -----------
                                                               50,932
                                                          -----------
                                COMPUTERS: 0.26%
                  210     @     Apple Computer, Inc.            4,893
                  130     @     Computer Sciences Corp.         6,158
                2,840     @     Dell Computer Corp.            76,254
                  290           Electronic Data Systems
                                 Corp.                         15,318
                1,430     @     EMC Corp. -- Mass.             10,368
                1,922           Hewlett-Packard Co.            36,691
                1,090           International Business
                                 Machines Corp.                87,691
                   80     @     Lexmark Intl., Inc.             4,996
                  300     @     Network Appliance, Inc.         3,903
                1,920     @     Sun Microsystems, Inc.         13,229
                   70     @     Unisys Corp.                      801
                  100     @     Veritas Software Corp.          2,267
                                                          -----------
                                                              262,569
                                                          -----------
                                COSMETICS/PERSONAL CARE: 0.22%
                   30           Alberto-Culver Co.              1,589
                  150           Avon Products, Inc.             7,943
                  350           Colgate-Palmolive Co.          18,970
                1,110           Gillette Co.                   39,483
                  330           Kimberly-Clark Corp.           21,424
                1,410           Procter & Gamble Co.          126,266
                                                          -----------
                                                              215,675
                                                          -----------
                                DISTRIBUTION/WHOLESALE: 0.01%
                  120           Genuine Parts Co.               4,386
                  100           WW Grainger, Inc.               5,258
                                                          -----------
                                                                9,644
                                                          -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
                                DIVERSIFIED FINANCIAL SERVICES: 0.50%
                  830           American Express Co.      $    35,283
                  110           Bear Stearns Cos., Inc.         6,606
                  150           Capital One Financial
                                 Corp.                          9,366
                3,286           Citigroup, Inc.               141,889
                  130           Countrywide Credit Ind.,
                                 Inc.                           6,410
                1,090           Fannie Mae                     87,211
                  590           Freddie Mac                    38,675
                  500           Household Intl., Inc.          25,575
                1,270           JP Morgan Chase & Co.          45,657
                  160           Lehman Brothers
                                 Holdings, Inc.                 9,760
                  530           MBNA Corp.                     19,191
                  550           Merrill Lynch & Co.,
                                 Inc.                          22,391
                  680           Morgan Stanley Dean
                                 Witter & Co.                  30,913
                  110           SLM Corp.                      10,613
                  120           Stilwell Financial, Inc.        2,592
                                                          -----------
                                                              492,132
                                                          -----------
                                ELECTRIC: 0.17%
                  150     @     AES Corp.                         983
                  100           Allegheny Energy, Inc.          3,593
                  240           American Electric Power
                                 Co., Inc.                     10,255
                  120           Cinergy Corp.                   4,374
                  150           Consolidated Edison,
                                 Inc.                           6,566
                  110           Constellation Energy
                                 Group, Inc.                    3,330
                  184           Dominion Resources, Inc.       11,920
                  110           DTE Energy Co.                  5,148
                  510           Duke Energy Corp.              16,325
                  310     @     Edison Intl.                    5,785
                  140           Entergy Corp.                   6,157
                   80           Exelon Corp.                    4,279
                  210           FirstEnergy Corp.               7,247
                  130           FPL Group, Inc.                 8,189
                  378     @     Mirant Corp.                    3,591
                  160           NiSource, Inc.                  3,877
                  430     @     PG&E Corp.                      9,245
                   70           Pinnacle West Capital
                                 Corp.                          2,808
                   40           PPL Corp.                       1,416
                  140           Progress Energy, Inc.           7,259
                  160           Public Service
                                 Enterprise Group, Inc.         7,245
                  340           Reliant Energy, Inc.            5,783
                  440           Southern Co.                   11,880
                  100           TECO Energy, Inc.               2,490
                  230           TXU Corp.                      11,806
                  245           XCEL Energy, Inc.               5,265
                                                          -----------
                                                              166,816
                                                          -----------
                                ELECTRICAL COMPONENTS & EQUIPMENT:
                                 0.02%
                  260           Emerson Electric Co.           15,041
                  120           Molex, Inc.                     4,530
                                                          -----------
                                                               19,571
                                                          -----------
       Shares                                                Value
----------------------------------------------------------------------
                                ELECTRONICS: 0.04%
                  270     @     Agilent Technologies,
                                 Inc.                     $     7,120
                  160           Applera Corp. -- Applied
                                 Biosystems Group               2,912
                  200     @     Jabil Circuit, Inc.             4,592
                   60           Johnson Controls, Inc.          5,284
                  110           Parker Hannifin Corp.           5,390
                  410     @     Sanmina Corp.                   4,715
                  700     @     Solectron Corp.                 5,656
                   70     @     Tektronix, Inc.                 1,420
                  160     @     Thermo Electron Corp.           2,938
                   50     @     Waters Corp.                    1,333
                                                          -----------
                                                               41,360
                                                          -----------
                                ENGINEERING & CONSTRUCTION: 0.00%
                   60           Fluor Corp.                     2,256
                                                          -----------
                                                                2,256
                                                          -----------
                                ENTERTAINMENT: 0.00%
                   50     @     International Game
                                 Technology                     3,125
                                                          -----------
                                                                3,125
                                                          -----------
                                ENVIRONMENTAL CONTROL: 0.01%
                  130     @     Allied Waste Industries,
                                 Inc.                           1,456
                  450           Waste Management, Inc.         12,353
                                                          -----------
                                                               13,809
                                                          -----------
                                FOOD: 0.13%
                  270           Albertson's, Inc.               9,496
                  672           Archer-Daniels-Midland
                                 Co.                            9,778
                  100           Campbell Soup Co.               2,825
                  430           Conagra Foods, Inc.            10,582
                  220           General Mills, Inc.            10,010
                   80           Hershey Foods Corp.             5,338
                  220           HJ Heinz Co.                    8,939
                  260           Kellogg Co.                     9,542
                  210     @     Kroger Co.                      4,694
                  140     @     Safeway, Inc.                   5,691
                  500           Sara Lee Corp.                 10,540
                  100           Supervalu, Inc.                 3,018
                  410           Sysco Corp.                    11,419
                  360     @@    Unilever NV                    23,587
                  100           Winn-Dixie Stores, Inc.         1,941
                   60           WM Wrigley Jr Co.               3,439
                                                          -----------
                                                              130,839
                                                          -----------
                                FOREST PRODUCTS & PAPER: 0.03%
                   40           Boise Cascade Corp.             1,423
                  150           Georgia-Pacific Corp.           4,004
                  290           International Paper Co.        12,499
                  140           Plum Creek Timber Co.,
                                 Inc.                           4,252
                   40           Temple-Inland, Inc.             2,227
                   60           Weyerhaeuser Co.                3,930
                                                          -----------
                                                               28,335
                                                          -----------
                                GAS: 0.01%
                   90           KeySpan Corp.                   3,407
                   30           Nicor, Inc.                     1,442
                   20           Peoples Energy Corp.              788
                  180           Sempra Energy                   4,502
                                                          -----------
                                                               10,139
                                                          -----------
       Shares                                                Value
----------------------------------------------------------------------
                                HAND/MACHINE TOOLS: 0.01%
                   70           Black & Decker Corp.      $     3,345
                   30           Snap-On, Inc.                     948
                   40           Stanley Works                   1,703
                                                          -----------
                                                                5,996
                                                          -----------
                                HEALTHCARE -- PRODUCTS: 0.24%
                  270           Becton Dickinson & Co.         10,152
                   70           Biomet, Inc.                    1,976
                  300     @     Boston Scientific Corp.         8,355
                   40           CR Bard, Inc.                   2,204
                  190     @     Guidant Corp.                   7,600
                2,627           Johnson & Johnson             161,166
                  750           Medtronic, Inc.                34,613
                  100     @     St. Jude Medical, Inc.          8,440
                   60           Stryker Corp.                   3,274
                  120     @     Zimmer Holdings, Inc.           4,198
                                                          -----------
                                                              241,978
                                                          -----------
                                HEALTHCARE -- SERVICES: 0.07%
                   80     @     Health Management
                                 Associates, Inc.               1,647
                  330     @     Healthsouth Corp.               4,670
                  120     @     Humana, Inc.                    1,826
                   70     @     Manor Care, Inc.                1,813
                  200     @     Tenet Healthcare Corp.         14,900
                  340           UnitedHealth Group, Inc.       30,872
                  150     @     Wellpoint Health
                                 Networks                      11,124
                                                          -----------
                                                               66,852
                                                          -----------
                                HOME BUILDERS: 0.00%
                   50           KB Home                         2,577
                                                          -----------
                                                                2,577
                                                          -----------
                                HOME FURNISHINGS: 0.01%
                  200           Leggett & Platt, Inc.           5,264
                   50           Maytag Corp.                    2,240
                   60           Whirlpool Corp.                 4,284
                                                          -----------
                                                               11,788
                                                          -----------
                                HOUSEHOLD PRODUCTS/WARES: 0.02%
                   70           Avery Dennison Corp.            4,576
                  200           Clorox Co.                      9,160
                  160           Fortune Brands, Inc.            8,584
                                                          -----------
                                                               22,320
                                                          -----------
                                HOUSEWARES: 0.01%
                  180           Newell Rubbermaid, Inc.         6,147
                                                          -----------
                                                                6,147
                                                          -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
                                INSURANCE: 0.28%
                  170     @@    ACE Ltd.                  $     5,884
                  130           Aflac, Inc.                     4,181
                  450           Allstate Corp.                 17,316
                   80           AMBAC Financial Group,
                                 Inc.                           5,389
                1,657           American Intl. Group          110,969
                  200           AON Corp.                       6,686
                  120           Chubb Corp.                     9,019
                   90           Cigna Corp.                     9,545
                  100           Cincinnati Financial
                                 Corp.                          4,538
                  150           Hartford Financial
                                 Services Group, Inc.           9,900
                  110           Jefferson-Pilot Corp.           5,237
                  190           John Hancock Financial
                                 Services, Inc.                 6,971
                  110           Lincoln National Corp.          4,930
                  170           Marsh & McLennan Cos.,
                                 Inc.                          17,153
                   95           MBIA, Inc.                      5,330
                  470           Metlife, Inc.                  15,618
                   80           MGIC Investment Corp.           5,822
                  190           Progressive Corp.              11,250
                  120           Safeco Corp.                    3,839
                  130           St Paul Cos.                    5,539
                  100           Torchmark Corp.                 4,036
                  180           UnumProvident Corp.             4,554
                   80     @@    XL Capital Ltd.                 7,082
                                                          -----------
                                                              280,788
                                                          -----------
                                INTERNET: 0.01%
                  410     @     Yahoo, Inc.                     6,568
                                                          -----------
                                                                6,568
                                                          -----------
                                IRON/STEEL: 0.00%
                   60           Nucor Corp.                     4,000
                                                          -----------
                                                                4,000
                                                          -----------
                                LEISURE TIME: 0.02%
                   50           Brunswick Corp.                 1,330
                  210           Harley-Davidson, Inc.          11,042
                   90     @     Sabre Holdings Corp.            3,546
                                                          -----------
                                                               15,918
                                                          -----------
                                LODGING: 0.02%
                  110     @     Harrah's Entertainment,
                                 Inc.                           5,242
                  170           Hilton Hotels Corp.             2,414
                  140           Marriott Intl., Inc.            5,662
                  130           Starwood Hotels &
                                 Resorts Worldwide, Inc.        4,601
                                                          -----------
                                                               17,919
                                                          -----------
                                MACHINERY -- DIVERSIFIED: 0.02%
                  160           Deere & Co.                     7,520
                  140           Dover Corp.                     4,983
                  160           Rockwell Automation,
                                 Inc.                           3,510
                                                          -----------
                                                               16,013
                                                          -----------
       Shares                                                Value
----------------------------------------------------------------------
                                MEDIA: 0.15%
                1,120     @     AOL Time Warner, Inc.     $    20,944
                  150     @     Clear Channel
                                 Communications, Inc.           7,985
                  590     @     Comcast Corp.                  16,614
                  170           Gannett Co., Inc.              12,886
                   60           Knight-Ridder, Inc.             3,950
                  140           McGraw-Hill Cos., Inc.          8,838
                   50           Meredith Corp.                  2,022
                   80           New York Times Co.              4,022
                  220           Tribune Co.                     9,352
                1,120     @     Viacom, Inc.                   54,835
                  520           Walt Disney Co.                11,913
                                                          -----------
                                                              153,361
                                                          -----------
                                MINING: 0.04%
                  220     @@    Alcan, Inc.                     8,382
                  558           Alcoa, Inc.                    19,519
                   50    @,@@   Inco Ltd.                       1,133
                  260           Newmont Mining Corp.            8,115
                   70           Phelps Dodge Corp.              2,731
                  190     @@    Placer Dome, Inc.               2,584
                                                          -----------
                                                               42,464
                                                          -----------
                                MISCELLANEOUS MANUFACTURING: 0.34%
                  430           3M Co.                         53,935
                   50           Cooper Industries Ltd.          2,169
                   30           Crane Co.                         832
                  100           Danaher Corp.                   6,962
                  230           Eastman Kodak Co.               7,652
                   70           Eaton Corp.                     5,657
                6,350           General Electric Co.          197,739
                  200           Honeywell Intl., Inc.           7,840
                  200           Illinois Tool Works,
                                 Inc.                          14,206
                   40     @@    Ingersoll-Rand Co.              2,014
                   50           ITT Industries, Inc.            3,350
                   80           Pall Corp.                      1,821
                   90           Textron, Inc.                   4,223
                1,280     @@    Tyco Intl., Ltd.               28,096
                                                          -----------
                                                              336,496
                                                          -----------
                                OFFICE/BUSINESS EQUIPMENT: 0.01%
                  160           Pitney Bowes, Inc.              6,552
                  460           Xerox Corp.                     4,126
                                                          -----------
                                                               10,678
                                                          -----------
                                OIL & GAS: 0.37%
                   60           Amerada Hess Corp.              4,935
                  160           Apache Corp.                    8,909
                   50           Burlington Resources,
                                 Inc.                           2,030
                  898           ChevronTexaco Corp.            78,351
                  520           Conoco, Inc.                   13,978
                  100           Devon Energy Corp.              5,225
                   70           EOG Resources, Inc.             2,870
                2,310           Exxon Mobil Corp.              92,238
                  300           Marathon Oil Corp.              8,226
                   40     @     Noble Corp.                     1,713
                  330           Occidental Petroleum
                                 Corp.                          9,854
                  320           Phillips Petroleum Co.         18,416
                1,800     @@    Royal Dutch Petroleum
                                 Co. ADR                       99,000
                   90           Sunoco, Inc.                    3,200
                  260           Transocean, Inc.                9,924
                  160           Unocal Corp.                    5,891
                                                          -----------
                                                              364,760
                                                          -----------
                                OIL & GAS SERVICES: 0.01%
                  100     @     BJ Services Co.                 3,752
                  110           Halliburton Co.                 2,041
                                                          -----------
                                                                5,793
                                                          -----------
       Shares                                                Value
----------------------------------------------------------------------
                                PACKAGING & CONTAINERS: 0.01%
                   30           Ball Corp.                $     1,247
                   50           Bemis Co.                       2,495
                  130     @     Pactiv Corp.                    3,012
                   20     @     Sealed Air Corp.                  895
                                                          -----------
                                                                7,649
                                                          -----------
                                PHARMACEUTICALS: 0.44%
                  970           Abbott Laboratories            46,075
                  100           Allergan, Inc.                  6,310
                   30           AmerisourceBergen Corp.         2,313
                1,210           Bristol-Myers Squibb Co.       37,655
                  700           Eli Lilly & Co.                45,290
                  140     @     Forest Laboratories,
                                 Inc.                          10,336
                  160     @     King Pharmaceuticals,
                                 Inc.                           4,328
                  160     @     Medimmune, Inc.                 5,203
                1,450           Merck & Co, Inc.               82,795
                4,015           Pfizer, Inc.                  138,919
                  320           Pharmacia Corp.                13,821
                  900           Schering-Plough Corp.          23,805
                   30     @     Watson Pharmaceuticals,
                                 Inc.                             780
                  330           Wyeth                          18,315
                                                          -----------
                                                              435,945
                                                          -----------
                                PIPELINES: 0.02%
                  260           Dynegy, Inc.                    2,311
                  350           EL Paso Corp.                   8,978
                   80           Kinder Morgan, Inc.             3,460
                  310           Williams Cos., Inc.             4,402
                                                          -----------
                                                               19,151
                                                          -----------
                                REITS: 0.01%
                  270           Equity Office Properties
                                 Trust                          8,138
                  190           Equity Residential              5,499
                                                          -----------
                                                               13,637
                                                          -----------
                                RETAIL: 0.50%
                   90     @     Autozone, Inc.                  7,367
                  180     @     Bed Bath & Beyond, Inc.         6,174
                  345     @     Best Buy Co., Inc.             15,939
                  220           Circuit City Stores,
                                 Inc.                           5,040
                  300     @     Costco Wholesale Corp.         11,781
                  165           Darden Restaurants, Inc.        4,146
                   80           Dillard's, Inc.                 2,402
                  250           Dollar General Corp.            4,298
                  120           Family Dollar Stores            4,320
                  130     @     Federated Department
                                 Stores                         5,383
                  580           Gap, Inc. (The)                 8,451
                2,010           Home Depot, Inc.               83,797
                  290           JC Penney Co., Inc.             7,093
                  220     @     Kohl's Corp.                   16,500
                  500           Lowe's Cos., Inc.              23,580
                  580           Ltd. Brands                    12,174
                  230           May Department Stores
                                 Co.                            8,091
                  830           McDonald's Corp.               24,850
                  100           Nordstrom, Inc.                 2,462
                  350     @     Office Depot, Inc.              6,398
                  190           RadioShack Corp.                6,506
                  230           Sears Roebuck and Co.          13,582
                  490     @     Staples, Inc.                  10,329
                  300     @     Starbucks Corp.                 7,284
                  580           Target Corp.                   24,041
                   90           Tiffany & Co.                   3,375
                  490           TJX Cos., Inc.                 10,334
                2,870           Wal-Mart Stores, Inc.         155,267
                   60           Wendy's Intl., Inc.             2,278
                  110     @     Yum! Brands, Inc.               7,029
                                                          -----------
                                                              500,271
                                                          -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
                                SAVINGS & LOANS: 0.04%
                  130           Golden West Financial
                                 Corp.                    $     9,095
                  830           Washington Mutual, Inc.        32,262
                                                          -----------
                                                               41,357
                                                          -----------
                                SEMICONDUCTORS: 0.26%
                  310     @     Altera Corp.                    5,589
                  260     @     Analog Devices, Inc.            9,521
                1,040     @     Applied Materials, Inc.        23,067
                  180     @     Broadcom Corp.                  4,059
                  160     @     Conexant Systems, Inc.          1,144
                4,280           Intel Corp.                   118,214
                  190     @     Kla-Tencor Corp.                9,905
                  310           Linear Technology Corp.        11,548
                  240     @     LSI Logic Corp.                 2,736
                  200     @     Maxim Integrated
                                 Products                       9,200
                  130     @     National Semiconductor
                                 Corp.                          3,991
                  100     @     Novellus Systems, Inc.          4,248
                   90     @     Nvidia Corp.                    3,011
                  140     @     PMC-Sierra, Inc.                1,991
                   70     @     QLogic Corp.                    3,200
                   50     @     Teradyne, Inc.                  1,354
                1,430           Texas Instruments, Inc.        40,998
                  210     @     Xilinx, Inc.                    7,405
                                                          -----------
                                                              261,181
                                                          -----------
                                SOFTWARE: 0.30%
                  170           Adobe Systems, Inc.             6,137
                   80           Autodesk, Inc.                  1,080
                  390           Automatic Data
                                 Processing                    20,249
                  140     @     BMC Software, Inc.              2,367
                  160     @     Citrix Systems, Inc.            1,707
                  360           Computer Associates
                                 Intl., Inc.                    6,250
                  240     @     Compuware Corp.                 1,769
                  240           First Data Corp.               19,008
                  125     @     Fiserv, Inc.                    5,317
                  160     @     Intuit, Inc.                    6,996
                   60     @     Mercury Interactive
                                 Corp.                          2,031
                3,450     @     Microsoft Corp.               175,639
                4,730     @     Oracle Corp.                   37,367
                  340     @     Peoplesoft, Inc.                6,973
                  150     @     Rational Software Corp.         1,707
                  320     @     Siebel Systems, Inc.            5,840
                                                          -----------
                                                              300,437
                                                          -----------

       Shares                                                Value
----------------------------------------------------------------------
                                TELECOMMUNICATIONS: 0.39%
                  190           Alltel Corp.              $     9,783
                   50     @     Andrew Corp.                      861
                2,560           AT&T Corp.                     30,643
                1,815     @     AT&T Wireless Services,
                                 Inc.                          14,719
                1,200           BellSouth Corp.                39,936
                   90           CenturyTel, Inc.                2,790
                7,920     @     Cisco Systems, Inc.           124,977
                  190     @     Citizens Communications
                                 Co.                            1,786
                  110     @     Comverse Technology,
                                 Inc.                           1,303
                  790     @     JDS Uniphase Corp.              2,772
                1,870           Motorola, Inc.                 29,901
                  190     @     Qualcomm, Inc.                  6,012
                2,130           SBC Communications, Inc.       73,037
                  140           Scientific-Atlanta, Inc.        2,723
                  580           Sprint Corp. -- FON
                                 Group                          9,541
                  280     @     Sprint Corp. -- PCS
                                 Group                          2,923
                  260     @     Tellabs, Inc.                   2,511
                  790           Verizon Communications,
                                 Inc.                          33,970
                                                          -----------
                                                              390,188
                                                          -----------
                                TEXTILES: 0.01%
                  120           Cintas Corp.                    6,265
                                                          -----------
                                                                6,265
                                                          -----------
                                TOBACCO: 0.03%
                  550           Philip Morris Cos., Inc.       31,488
                                                          -----------
                                                               31,488
                                                          -----------
                                TOYS/GAMES/HOBBIES: 0.01%
                  130           Hasbro, Inc.                    1,989
                  480           Mattel, Inc.                   10,195
                                                          -----------
                                                               12,184
                                                          -----------
                                TRANSPORTATION: 0.04%
                  240           Burlington Northern
                                 Santa Fe Corp.                 6,792
                  150           CSX Corp.                       5,160
                  210           FedEx Corp.                    11,329
                  100           Norfolk Southern Corp.          2,117
                  180           Union Pacific Corp.            11,023
                                                          -----------
                                                               36,421
                                                          -----------

                                TOTAL COMMON STOCK
                                  (Cost $5,614,313)         6,092,383
                                                          -----------

      Principal
       Amount                                               Value
---------------------------------------------------------------------
BONDS/NOTES: 21.02%
                            SOVEREIGN: 21.02%
     $      2,953,000       FICO Strip, Zero Coupon,
                             due 11/11/04                  2,682,257
           20,000,000       Israel Trust, Zero Coupon,
                             due 11/15/04                 18,159,240
                                                         -----------
                                                          20,841,497
                                                         -----------
                            TOTAL BONDS/NOTES (Cost
                             $20,884,667)                 20,841,497
                                                         -----------

      Principal
       Amount                                               Value
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.11%
                            FEDERAL HOME LOAN MORTGAGE CORPORATION:
                             22.94%
     $     25,000,000       Zero Coupon, due 12/14/04    $22,756,150
                                                         -----------
                            FEDERAL NATIONAL MORTGAGE
                             ASSOCIATION -- STRIP: 5.17%
            5,655,000       Zero Coupon, due 11/15/04      5,123,774
                                                         -----------
                            TOTAL U.S. GOVERNMENT
                             AGENCY OBLIGATIONS (Cost
                             $27,151,356)                 27,879,924
                                                         -----------
U.S. TREASURY OBLIGATIONS: 44.15%
                            U.S. TREASURY STRIP: 44.15%
           47,754,000       Zero Coupon, due 11/15/04     43,788,412
                                                         -----------
                            TOTAL U.S. TREASURY
                             OBLIGATIONS (Cost
                             $40,230,711)                 43,788,412
                                                         -----------
                            TOTAL LONG-TERM INVESTMENTS
                             (Cost $93,881,047)           98,602,216
                                                         -----------

SHORT-TERM INVESTMENT: 0.39%
        383,000              Federal Home Loan Mortgage
                              Corporation, 1.800%, due
                              06/03/02                         383,000
                                                           -----------
                             TOTAL SHORT-TERM
                              INVESTMENT
                              (COST $383,000)                  383,000
                                                           -----------
                             TOTAL INVESTMENTS
                              IN SECURITIES
                              (COST
                              $94,264,047)*        99.81%  $98,985,216
                             OTHER ASSETS AND
                              LIABILITIES-NET     184,557
                                                    0.19%
                                                  -------  -----------
                             NET ASSETS           100.00%  $99,169,773
                                                  =======  ===========

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
*   Cost for federal income tax purposes is
    $96,224,723. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                    $3,102,575
                        Gross Unrealized
                         Depreciation                      (342,082)
                                                         ----------
                        Net Unrealized
                         Appreciation                    $2,760,493
                                                         ==========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


       Shares                                            Value
-----------------------------------------------------------------
COMMON STOCK: 11.17%
                               ADVERTISING: 0.02%
                  190          Omnicom Group          $   16,410
                                                      ----------
                                                          16,410
                                                      ----------
                               AEROSPACE/DEFENSE: 0.15%
                  320          Boeing Co.                 13,648
                  200          General Dynamics
                                Corp.                     20,120
                  120          Goodrich Corp.              4,009
                  440          Lockheed Martin Corp.      27,302
                  120          Northrop Grumman
                                Corp.                     14,557
                  390          Raytheon Co.               17,238
                  150          Rockwell Collins,
                                Inc.                       3,900
                  470          United Technologies
                                Corp.                     32,369
                                                      ----------
                                                         133,143
                                                      ----------
                               AGRICULTURE: 0.00%
                  180          UST, Inc.                   6,899
                                                      ----------
                                                           6,899
                                                      ----------
                               AIRLINES: 0.01%
                  320          Southwest Airlines
                                Co.                        5,450
                                                      ----------
                                                           5,450
                                                      ----------
                               APPAREL: 0.05%
                  210    @     Jones Apparel Group,
                                Inc.                       8,371
                  120          Liz Claiborne, Inc.         3,676
                  280          Nike, Inc.                 15,050
                  140    @     Reebok Intl. Ltd.           3,665
                  200          VF Corp.                    8,500
                                                      ----------
                                                          39,262
                                                      ----------
                               AUTO MANUFACTURERS: 0.10%
                2,530          Ford Motor Co.             44,655
                  560          General Motors Corp.       34,804
                   60          Navistar Intl. Corp.        2,131
                  165          Paccar, Inc.                7,300
                                                      ----------
                                                          88,890
                                                      ----------
                               AUTO PARTS & EQUIPMENT: 0.04%
                   90          Cooper Tire & Rubber
                                Co.                        2,056
                  180          Dana Corp.                  3,838
                  530          Delphi Corp.                8,348
                  160          Goodyear Tire &
                                Rubber Co.                 3,507
                  190          TRW, Inc.                  10,431
                  152          Visteon Corp.               2,394
                                                      ----------
                                                          30,574
                                                      ----------
       Shares                                            Value
-----------------------------------------------------------------
                               BANKS: 0.76%
                  400          AmSouth Bancorp        $    8,880
                2,130          Bank of America Corp.     161,475
                1,160          Bank One Corp.             47,131
                  460          BB&T Corp.                 17,286
                  288          Charter One
                                Financial, Inc.           10,426
                  180          Comerica, Inc.             11,538
                  240          Fifth Third Bancorp        15,641
                  120          First Tennessee
                                National Corp.             4,674
                1,040          FleetBoston Financial
                                Corp.                     36,650
                  230          Huntington
                                Bancshares, Inc.           4,593
                  580          KeyCorp                    15,834
                  120          Marshall & Ilsley
                                Corp.                      7,451
                  420          Mellon Financial
                                Corp.                     15,582
                  720          National City Corp.        23,962
                  270          PNC Financial
                                Services Group, Inc.      15,188
                  220          Regions Financial
                                Corp.                      7,931
                  340          SouthTrust Corp.            8,830
                  320          State Street Corp.         14,867
                  310          SunTrust Banks, Inc.       21,173
                  140          Union Planters Corp.        7,023
                2,039          US Bancorp                 48,222
                1,370          Wachovia Corp.             52,566
                1,740          Wells Fargo & Co.          91,176
                   80          Zions Bancorporation        4,405
                                                      ----------
                                                         652,504
                                                      ----------
                               BEVERAGES: 0.37%
                  930          Anheuser-Busch Cos.,
                                Inc.                      47,997
                   50          Brown-Forman Corp.          3,936
                2,530          Coca-Cola Co.             140,567
                  440          Coca-Cola
                                Enterprises, Inc.          9,570
                   40          Coors (Adolph)              2,670
                  520          Pepsi Bottling Group,
                                Inc.                      17,170
                1,780          PepsiCo, Inc.              92,524
                                                      ----------
                                                         314,434
                                                      ----------
                               BIOTECHNOLOGY: 0.08%
                1,010    @     Amgen, Inc.                48,106
                   80    @     Chiron Corp.                2,896
                  190    @     Genzyme Corp.               6,086
                  620    @     Immunex Corp.              15,649
                                                      ----------
                                                          72,737
                                                      ----------
                               BUILDING MATERIALS: 0.03%
                   80    @     American Standard
                                Cos., Inc.                 6,040
                  590          Masco Corp.                15,729
                  150          Vulcan Materials Co.        7,174
                                                      ----------
                                                          28,943
                                                      ----------
       Shares                                            Value
-----------------------------------------------------------------
                               CHEMICALS: 0.18%
                  230          Air Products &
                                Chemicals, Inc.       $   11,535
                   90          Ashland, Inc.               3,419
                  920          Dow Chemical, Co.
                                (The)                     30,673
                1,060          Du Pont (E.I.) de
                                Nemours & Co.             48,760
                   90          Eastman Chemical Co.        4,163
                  170          Ecolab, Inc.                8,106
                  170          Engelhard Corp.             5,290
                  130          International Flavors
                                & Fragrances, Inc.         4,428
                  160          PPG Industries, Inc.        9,149
                  190          Praxair, Inc.              10,640
                  240          Rohm & Haas Co.             9,043
                  230          Sherwin-Williams Co.        7,268
                   80          Sigma-Aldrich Corp.         3,817
                                                      ----------
                                                         156,291
                                                      ----------
                               COMMERCIAL SERVICES: 0.09%
                  160    @     Apollo Group, Inc.          5,516
                  520    @     Concord EFS, Inc.          16,260
                  180    @     Convergys Corp.             4,723
                  120          Deluxe Corp.                5,429
                  110          Equifax, Inc.               3,039
                  190          H&R Block, Inc.             8,531
                  310          McKesson Corp.             11,625
                  180          Moody's Corp.               8,669
                  150          Paychex, Inc.               5,198
                  200    @     Quintiles
                                Transnational Corp.        2,842
                  110    @     Robert Half Intl.,
                                Inc.                       2,715
                  150          RR Donnelley & Sons
                                Co.                        4,325
                                                      ----------
                                                          78,872
                                                      ----------
                               COMPUTERS: 0.49%
                  330    @     Apple Computer, Inc.        7,689
                  180    @     Computer Sciences
                                Corp.                      8,527
                4,500    @     Dell Computer Corp.       120,825
                  460          Electronic Data
                                Systems Corp.             24,297
                2,400    @     EMC Corp.-Mass.            17,400
                3,183          Hewlett-Packard Co.        60,763
                1,740          International
                                Business Machines
                                Corp.                    139,983
                  100    @     Lexmark Intl., Inc.         6,245
                  360    @     Network Appliance,
                                Inc.                       4,684
                3,360    @     Sun Microsystems,
                                Inc.                      23,150
                  320    @     Unisys Corp.                3,660
                  150    @     Veritas Software
                                Corp.                      3,400
                                                      ----------
                                                         420,623
                                                      ----------
                               COSMETICS/PERSONAL CARE: 0.40%
                   40          Alberto-Culver Co.          2,119
                  220          Avon Products, Inc.        11,649
                  560          Colgate-Palmolive Co.      30,352
                1,800          Gillette Co.               64,026
                  540          Kimberly-Clark Corp.       35,057
                2,260          Procter & Gamble Co.      202,383
                                                      ----------
                                                         345,586
                                                      ----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
-----------------------------------------------------------------
                               DISTRIBUTION/WHOLESALE: 0.02%
                  170          Genuine Parts Co.      $    6,214
                  160          WW Grainger, Inc.           8,413
                                                      ----------
                                                          14,627
                                                      ----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.91%
                1,370          American Express Co.       58,239
                  160          Bear Stearns Cos.,
                                Inc.                       9,608
                  210          Capital One Financial
                                Corp.                     13,112
                5,263          Citigroup, Inc.           227,256
                  190          Countrywide Credit
                                Ind., Inc.                 9,369
                1,690          Fannie Mae                135,217
                  940          Freddie Mac                61,617
                  790          Household Intl., Inc.      40,409
                2,020          JP Morgan Chase & Co.      72,619
                  240          Lehman Brothers
                                Holdings, Inc.            14,640
                  820          MBNA Corp.                 29,692
                  840          Merrill Lynch & Co.,
                                Inc.                      34,196
                1,170          Morgan Stanley Dean
                                Witter & Co.              53,188
                  170          SLM Corp.                  16,402
                  160          Stilwell Financial,
                                Inc.                       3,456
                                                      ----------
                                                         779,020
                                                      ----------
                               ELECTRIC: 0.30%
                  220    @     AES Corp.                   1,441
                  150          Allegheny Energy,
                                Inc.                       5,390
                  350          American Electric
                                Power Co., Inc.           14,956
                  170          Cinergy Corp.               6,197
                  220          Consolidated Edison,
                                Inc.                       9,629
                  170          Constellation Energy
                                Group, Inc.                5,146
                  250          Dominion Resources,
                                Inc.                      16,195
                  190          DTE Energy Co.              8,892
                  880          Duke Energy Corp.          28,169
                  400    @     Edison Intl.                7,464
                  280          Entergy Corp.              12,314
                  130          Exelon Corp.                6,954
                  320          FirstEnergy Corp.          11,043
                  200          FPL Group, Inc.            12,598
                  537    @     Mirant Corp.                5,102
                  220          NiSource, Inc.              5,331
                  580    @     PG&E Corp.                 12,470
                  120          Pinnacle West Capital
                                Corp.                      4,813
                   60          PPL Corp.                   2,123
                  250          Progress Energy, Inc.      12,963
                  250          Public Service
                                Enterprise Group,
                                Inc.                      11,320
                  360          Reliant Energy, Inc.        6,124
                  670          Southern Co.               18,090
                  140          TECO Energy, Inc.           3,486
                  350          TXU Corp.                  17,966
                  370          XCEL Energy, Inc.           7,951
                                                      ----------
                                                         254,127
                                                      ----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.04%
                  410          Emerson Electric Co.       23,719
                  220          Molex, Inc.                 8,305
                                                      ----------
                                                          32,024
                                                      ----------
       Shares                                            Value
-----------------------------------------------------------------
                               ELECTRONICS: 0.08%
                  480    @     Agilent Technologies,
                                Inc.                  $   12,658
                  240          Applera Corp. --
                                Applied Biosystems
                                Group                      4,368
                  300    @     Jabil Circuit, Inc.         6,888
                  120          Johnson Controls,
                                Inc.                      10,567
                  180          Parker Hannifin Corp.       8,820
                  490    @     Sanmina Corp.               5,635
                1,340    @     Solectron Corp.            10,827
                   90    @     Tektronix, Inc.             1,825
                  160    @     Thermo Electron Corp.       2,938
                   60    @     Waters Corp.                1,599
                                                      ----------
                                                          66,125
                                                      ----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   70          Fluor Corp.                 2,632
                                                      ----------
                                                           2,632
                                                      ----------
                               ENTERTAINMENT: 0.01%
                   70    @     International Game
                                Technology                 4,375
                                                      ----------
                                                           4,375
                                                      ----------
                               ENVIRONMENTAL CONTROL: 0.02%
                  160    @     Allied Waste
                                Industries, Inc.           1,792
                  650          Waste Management,
                                Inc.                      17,842
                                                      ----------
                                                          19,634
                                                      ----------
                               FOOD: 0.23%
                  410          Albertson's, Inc.          14,420
                  933          Archer-Daniels-
                                Midland Co.               13,575
                  150          Campbell Soup Co.           4,238
                  550          Conagra Foods, Inc.        13,536
                  360          General Mills, Inc.        16,380
                  150          Hershey Foods Corp.        10,010
                  350          HJ Heinz Co.               14,221
                  400          Kellogg Co.                14,680
                  340    @     Kroger Co.                  7,599
                  200    @     Safeway, Inc.               8,130
                  850          Sara Lee Corp.             17,918
                  140          Supervalu, Inc.             4,225
                  650          Sysco Corp.                18,103
                  570    @@    Unilever NV ADR            37,346
                   90          WM Wrigley Jr Co.           5,157
                                                      ----------
                                                         199,538
                                                      ----------
                               FOREST PRODUCTS & PAPER: 0.05%
                   70          Boise Cascade Corp.         2,491
                  300          Georgia-Pacific Corp.       8,007
                  500          International Paper
                                Co.                       21,550
                  200          Plum Creek Timber
                                Co., Inc.                  6,074
                   50          Temple-Inland, Inc.         2,784
                   90          Weyerhaeuser Co.            5,895
                                                      ----------
                                                          46,801
                                                      ----------
                               GAS: 0.02%
                  120          KeySpan Corp.               4,543
                   70          Nicor, Inc.                 3,364
                   30          Peoples Energy Corp.        1,181
                  290          Sempra Energy               7,253
                                                      ----------
                                                          16,341
                                                      ----------
       Shares                                            Value
-----------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.01%
                   70          Black & Decker Corp.   $    3,345
                   50          Snap-On, Inc.               1,580
                   90          Stanley Works               3,832
                                                      ----------
                                                           8,757
                                                      ----------
                               HEALTHCARE -- PRODUCTS: 0.44%
                  440          Becton Dickinson &
                                Co.                       16,544
                  110          Biomet, Inc.                3,105
                  420    @     Boston Scientific
                                Corp.                     11,697
                   80          CR Bard, Inc.               4,408
                  340    @     Guidant Corp.              13,600
                4,139          Johnson & Johnson         253,928
                1,200          Medtronic, Inc.            55,380
                  160    @     St. Jude Medical,
                                Inc.                      13,504
                   80          Stryker Corp.               4,365
                  160    @     Zimmer Holdings, Inc.       5,597
                                                      ----------
                                                         382,128
                                                      ----------
                               HEALTHCARE -- SERVICES: 0.12%
                  180    @     Health Management
                                Associates, Inc.           3,706
                  450    @     Healthsouth Corp.           6,368
                  150    @     Humana, Inc.                2,283
                   60    @     Manor Care, Inc.            1,554
                  340    @     Tenet Healthcare
                                Corp.                     25,330
                  540          UnitedHealth Group,
                                Inc.                      49,032
                  240    @     Wellpoint Health
                                Networks                  17,798
                                                      ----------
                                                         106,071
                                                      ----------
                               HOME BUILDERS: 0.00%
                   80          KB Home                     4,122
                                                      ----------
                                                           4,122
                                                      ----------
                               HOME FURNISHINGS: 0.02%
                  340          Leggett & Platt, Inc.       8,949
                   60          Maytag Corp.                2,687
                   70          Whirlpool Corp.             4,998
                                                      ----------
                                                          16,634
                                                      ----------
                               HOUSEHOLD PRODUCTS/ WARES: 0.03%
                   90          Avery Dennison Corp.        5,883
                  290          Clorox Co.                 13,282
                  200          Fortune Brands, Inc.       10,730
                                                      ----------
                                                          29,895
                                                      ----------
                               HOUSEWARES: 0.01%
                  280          Newell Rubbermaid,
                                Inc.                       9,562
                                                      ----------
                                                           9,562
                                                      ----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
-----------------------------------------------------------------
                               INSURANCE: 0.51%
                  260    @@    ACE Ltd.               $    8,998
                  210          Aflac, Inc.                 6,754
                  720          Allstate Corp.             27,706
                  140          AMBAC Financial
                                Group, Inc.                9,430
                2,615          American Intl. Group      175,127
                  260          AON Corp.                   8,692
                  180          Chubb Corp.                13,529
                  140          Cigna Corp.                14,847
                  150          Cincinnati Financial
                                Corp.                      6,807
                  260          Hartford Financial
                                Services Group, Inc.      17,160
                  150          Jefferson-Pilot Corp.       7,142
                  290          John Hancock
                                Financial Services,
                                Inc.                      10,640
                  170          Lincoln National
                                Corp.                      7,619
                  280          Marsh & McLennan
                                Cos., Inc.                28,252
                  180          MBIA, Inc.                 10,100
                  720          Metlife, Inc.              23,926
                  110          MGIC Investment Corp.       8,006
                  290          Progressive Corp.          17,171
                  130          Safeco Corp.                4,159
                  200          St Paul Cos.                8,522
                  140          Torchmark Corp.             5,650
                  250          UnumProvident Corp.         6,325
                  130    @@    XL Capital Ltd.            11,507
                                                      ----------
                                                         438,069
                                                      ----------
                               INTERNET: 0.01%
                  640    @     Yahoo, Inc.                10,252
                                                      ----------
                                                          10,252
                                                      ----------
                               IRON/STEEL: 0.01%
                  110          Nucor Corp.                 7,334
                                                      ----------
                                                           7,334
                                                      ----------
                               LEISURE TIME: 0.03%
                   80          Brunswick Corp.             2,128
                  310          Harley-Davidson, Inc.      16,300
                  180    @     Sabre Holdings Corp.        7,092
                                                      ----------
                                                          25,520
                                                      ----------
                               LODGING: 0.03%
                  150    @     Harrah's
                                Entertainment, Inc.        7,148
                  280          Hilton Hotels Corp.         3,976
                  230          Marriott Intl., Inc.        9,301
                  200          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                       7,078
                                                      ----------
                                                          27,503
                                                      ----------
                               MACHINERY -- DIVERSIFIED: 0.03%
                  240          Deere & Co.                11,280
                  200          Dover Corp.                 7,118
                  220          Rockwell Automation,
                                Inc.                       4,827
                                                      ----------
                                                          23,225
                                                      ----------
       Shares                                            Value
-----------------------------------------------------------------
                               MEDIA: 0.28%
                1,770    @     AOL Time Warner, Inc.  $   33,099
                  240    @     Clear Channel
                                Communications, Inc.      12,775
                  940    @     Comcast Corp.              26,470
                  290          Gannett Co., Inc.          21,982
                   90          Knight-Ridder, Inc.         5,925
                  190          McGraw-Hill Cos.,
                                Inc.                      11,995
                   50          Meredith Corp.              2,022
                  160          New York Times Co.          8,043
                  340          Tribune Co.                14,453
                1,760    @     Viacom, Inc.               86,169
                  810          Walt Disney Co.            18,557
                                                      ----------
                                                         241,490
                                                      ----------
                               MINING: 0.08%
                  310    @@    Alcan, Inc.                11,811
                  880          Alcoa, Inc.                30,782
                  110   @,@@   Inco Ltd.                   2,493
                  400          Newmont Mining Corp.       12,484
                  100          Phelps Dodge Corp.          3,901
                  490    @@    Placer Dome, Inc.           6,664
                                                      ----------
                                                          68,135
                                                      ----------
                               MISCELLANEOUS MANUFACTURING: 0.60%
                  670          3M Co.                     84,038
                  100          Cooper Industries
                                Ltd.                       4,337
                  150          Danaher Corp.              10,443
                  280          Eastman Kodak Co.           9,316
                  100          Eaton Corp.                 8,082
                9,940          General Electric Co.      309,532
                  320          Honeywell Intl., Inc.      12,544
                  310          Illinois Tool Works,
                                Inc.                      22,019
                   70    @@    Ingersoll-Rand Co.          3,524
                  100          ITT Industries, Inc.        6,700
                  130          Textron, Inc.               6,099
                1,970    @@    Tyco Intl. Ltd.            43,242
                                                      ----------
                                                         519,876
                                                      ----------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                  320          Pitney Bowes, Inc.         13,104
                  700          Xerox Corp.                 6,279
                                                      ----------
                                                          19,383
                                                      ----------
                               OIL & GAS: 0.67%
                  100          Amerada Hess Corp.          8,225
                  260          Apache Corp.               14,476
                   80          Burlington Resources,
                                Inc.                       3,248
                1,421          ChevronTexaco Corp.       123,982
                  820          Conoco, Inc.               22,042
                  180          Devon Energy Corp.          9,405
                  110          EOG Resources, Inc.         4,510
                3,640          Exxon Mobil Corp.         145,345
                  450          Marathon Oil Corp.         12,339
                  130    @     Noble Corp.                 5,566
                  610          Occidental Petroleum
                                Corp.                     18,215
                  512          Phillips Petroleum
                                Co.                       29,466
                2,830    @@    Royal Dutch Petroleum
                                Co. ADR                  155,650
                  100          Sunoco, Inc.                3,556
                  320          Transocean, Inc.           12,214
                  300          Unocal Corp.               11,046
                                                      ----------
                                                         579,285
                                                      ----------
       Shares                                            Value
-----------------------------------------------------------------
                               OIL & GAS SERVICES: 0.01%
                  180    @     BJ Services Co.        $    6,753
                  170          Halliburton Co.             3,154
                                                      ----------
                                                           9,907
                                                      ----------
                               PACKAGING & CONTAINERS: 0.02%
                   80          Ball Corp.                  3,326
                   60          Bemis Co.                   2,994
                  260    @     Pactiv Corp.                6,024
                   70    @     Sealed Air Corp.            3,133
                                                      ----------
                                                          15,477
                                                      ----------
                               PHARMACEUTICALS: 0.84%
                1,570          Abbott Laboratories        74,575
                  130          Allergan, Inc.              8,203
                1,980          Bristol-Myers Squibb
                                Co.                       61,618
                1,140          Eli Lilly & Co.            73,758
                  180    @     Forest Laboratories,
                                Inc.                      13,289
                  410    @     King Pharmaceuticals,
                                Inc.                      11,091
                  280    @     Medimmune, Inc.             9,106
                2,320          Merck & Co., Inc.         132,472
                6,285          Pfizer, Inc.              217,461
                1,010          Pharmacia Corp.            43,622
                1,580          Schering-Plough Corp.      41,791
                  120    @     Watson
                                Pharmaceuticals,
                                Inc.                       3,120
                  530          Wyeth                      29,415
                                                      ----------
                                                         719,521
                                                      ----------
                               PIPELINES: 0.03%
                  380          Dynegy, Inc.                3,378
                  531          EL Paso Corp.              13,620
                  120          Kinder Morgan, Inc.         5,190
                  480          Williams Cos, Inc.          6,816
                                                      ----------
                                                          29,004
                                                      ----------
                               REITS: 0.02%
                  470          Equity Office
                                Properties Trust          14,166
                  230          Equity Residential          6,656
                                                      ----------
                                                          20,822
                                                      ----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
-----------------------------------------------------------------
                               RETAIL: 0.91%
                  110    @     Autozone, Inc.         $    9,003
                  280    @     Bed Bath & Beyond,
                                Inc.                       9,604
                  540    @     Best Buy Co., Inc.         24,948
                  350          Circuit City Stores,
                                Inc.                       8,019
                  460    @     Costco Wholesale
                                Corp.                     18,064
                  270          Darden Restaurants,
                                Inc.                       6,785
                  110          Dillard's, Inc.             3,303
                  360          Dollar General Corp.        6,188
                  160          Family Dollar Stores        5,760
                  200    @     Federated Department
                                Stores                     8,282
                  890          Gap, Inc. (The)            12,967
                3,160          Home Depot, Inc.          131,740
                  420          JC Penney Co., Inc.        10,273
                  340    @     Kohl's Corp.               25,500
                  770          Lowe's Cos., Inc.          36,313
                  890          Ltd. Brands                18,681
                  330          May Department Stores
                                Co.                       11,609
                1,300          McDonald's Corp.           38,922
                  160          Nordstrom, Inc.             3,939
                  480    @     Office Depot, Inc.          8,774
                  320          RadioShack Corp.           10,957
                  340          Sears Roebuck and Co.      20,077
                  770    @     Staples, Inc.              16,232
                  330    @     Starbucks Corp.             8,012
                  900          Target Corp.               37,305
                  150          Tiffany & Co.               5,625
                  770          TJX Cos., Inc.             16,239
                  220    @     Toys R US, Inc.             4,015
                4,610          Wal-Mart Stores, Inc.     249,401
                   90          Wendy's Intl., Inc.         3,417
                  160    @     Yum! Brands, Inc.          10,224
                                                      ----------
                                                         780,178
                                                      ----------
                               SAVINGS & LOANS: 0.08%
                  210          Golden West Financial
                                Corp.                     14,692
                1,310          Washington Mutual,
                                Inc.                      50,919
                                                      ----------
                                                          65,611
                                                      ----------
                               SEMICONDUCTORS: 0.48%
                  490    @     Altera Corp.                8,835
                  480    @     Analog Devices, Inc.       17,578
                1,560    @     Applied Materials,
                                Inc.                      34,600
                  290    @     Broadcom Corp.              6,540
                  220    @     Conexant Systems,
                                Inc.                       1,573
                6,810          Intel Corp.               188,092
                  300    @     Kla-Tencor Corp.           15,639
                  520          Linear Technology
                                Corp.                     19,370
                  300    @     LSI Logic Corp.             3,420
                  310    @     Maxim Integrated
                                Products                  14,260
                  190    @     National
                                Semiconductor Corp.        5,833
                  140    @     Novellus Systems,
                                Inc.                       5,947
                  120    @     Nvidia Corp.                4,015
                   80    @     PMC -- Sierra, Inc.         1,138
                   80    @     QLogic Corp.                3,658
                   80    @     Teradyne, Inc.              2,166
                2,260          Texas Instruments,
                                Inc.                      64,794
                  320    @     Xilinx, Inc.               11,283
                                                      ----------
                                                         408,741
                                                      ----------

       Shares                                            Value
-----------------------------------------------------------------
                               SOFTWARE: 0.54%
                  240          Adobe Systems, Inc.    $    8,664
                  100          Autodesk, Inc.              1,350
                  610          Automatic Data
                                Processing                31,671
                  230    @     BMC Software, Inc.          3,889
                  150    @     Citrix Systems, Inc.        1,601
                  560          Computer Associates
                                Intl., Inc.                9,722
                  350    @     Compuware Corp.             2,580
                  360          First Data Corp.           28,512
                  225    @     Fiserv, Inc.                9,572
                  210    @     Intuit, Inc.                9,183
                   80    @     Mercury Interactive
                                Corp.                      2,709
                5,500    @     Microsoft Corp.           280,005
                7,300    @     Oracle Corp.               57,670
                  530    @     Peoplesoft, Inc.           10,870
                  200    @     Rational Software
                                Corp.                      2,276
                  440    @     Siebel Systems, Inc.        8,030
                                                      ----------
                                                         468,304
                                                      ----------
                               TELECOMMUNICATIONS: 0.72%
                  300          Alltel Corp.               15,447
                   60    @     Andrew Corp.                1,034
                3,959          AT&T Corp.                 47,389
                2,893    @     AT&T Wireless
                                Services, Inc.            23,462
                1,890          BellSouth Corp.            62,899
                  120          CenturyTel, Inc.            3,720
               12,680    @     Cisco Systems, Inc.       200,090
                  320    @     Citizens
                                Communications Co.         3,008
                  150    @     Comverse Technology,
                                Inc.                       1,778
                1,320    @     JDS Uniphase Corp.          4,633
                  150          Lucent Technologies,
                                Inc.                         698
                2,880          Motorola, Inc.             46,051
                  290    @     Qualcomm, Inc.              9,176
                3,350          SBC Communications,
                                Inc.                     114,872
                  250          Scientific-Atlanta,
                                Inc.                       4,863
                1,020          Sprint Corp.-FON
                                Group                     16,779
                  430    @     Sprint Corp.-PCS
                                Group                      4,489
                  380    @     Tellabs, Inc.               3,671
                1,210          Verizon
                                Communications, Inc.      52,030
                                                      ----------
                                                         616,089
                                                      ----------

       Shares                                            Value
-----------------------------------------------------------------
                               TEXTILES: 0.01%
                  190          Cintas Corp.           $    9,920
                                                      ----------
                                                           9,920
                                                      ----------
                               TOBACCO: 0.06%
                  870          Philip Morris Cos.,
                                Inc.                      49,808
                                                      ----------
                                                          49,808
                                                      ----------
                               TOYS/GAMES/HOBBIES: 0.02%
                  180          Hasbro, Inc.                2,754
                  730          Mattel, Inc.               15,505
                                                      ----------
                                                          18,259
                                                      ----------
                               TRANSPORTATION: 0.06%
                  400          Burlington Northern
                                Santa Fe Corp.            11,320
                  220          CSX Corp.                   7,568
                  310          FedEx Corp.                16,725
                  150          Norfolk Southern
                                Corp.                      3,176
                  270          Union Pacific Corp.        16,534
                                                      ----------
                                                          55,323
                                                      ----------

                               TOTAL COMMON STOCK
                                 (Cost $9,175,558)     9,610,067
                                                      ----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
BONDS/NOTES: 21.24%
                               SOVEREIGN: 21.24%
     $     20,672,000          Israel Trust, Zero Coupon, due
                                05/15/05                                     $18,275,929
                                                                             -----------
                               TOTAL BONDS/NOTES (Cost $17,935,716)           18,275,929
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.44%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 15.44%
           15,000,000           Zero Coupon, due 05/31/05                     13,283,355
                                                                             -----------
                               TOTAL U.S. GOVERNMENT AGENCY
                                OBLIGATIONS (Cost $12,923,224)                13,283,355
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 51.43%
                               U.S. TREASURY STRIP: 51.43%
           25,976,000          Zero Coupon, due 05/15/05                      23,267,924
           23,414,000          Zero Coupon, due 05/15/05                      20,977,352
                                                                             -----------
                                                                              44,245,276
                                                                             -----------
                               TOTAL U.S. TREASURY OBLIGATIONS
                                (Cost $41,847,580)                            44,245,276
                                                                             -----------
                               TOTAL LONG-TERM INVESTMENTS
                                (Cost $81,882,078)                            85,414,627
                                                                             -----------
SHORT-TERM INVESTMENT: 0.28%
              237,000          Federal Home Loan Mortgage
                                Corporation, 1.800%, due
                                06/03/02                                         237,000
                                                                             -----------
                                                                                 237,000
                                                                             -----------
                               TOTAL SHORT-TERM INVESTMENT
                               (COST $237,000)                                   237,000
                                                                             -----------
                               TOTAL INVESTMENTS IN SECURITIES
                                (COST $82,119,078)*                99.56%    $85,651,627
                               OTHER ASSETS AND LIABILITIES-NET     0.44%        374,579
                                                                  -------    -----------
                               NET ASSETS                         100.00%    $86,026,206
                                                                  =======    ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
*    Cost for federal income tax purposes is $83,156,515. Net
     unrealized appreciation consists of:

                        Gross Unrealized Appreciation                             $2,993,171
                        Gross Unrealized Depreciation                               (498,060)
                                                                                  ----------
                        Net Unrealized Appreciation                               $2,495,111
                                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
COMMON STOCK: 8.63%
                               ADVERTISING: 0.01%
                   90          Omnicom Group               $    7,773
                                                           ----------
                                                                7,773
                                                           ----------
                               AEROSPACE/DEFENSE: 0.12%
                  150          Boeing Co.                       6,398
                   90          General Dynamics Corp.           9,054
                   50          Goodrich Corp.                   1,671
                  220          Lockheed Martin Corp.           13,651
                   50          Northrop Grumman Corp.           6,066
                  180          Raytheon Co.                     7,956
                   70          Rockwell Collins, Inc.           1,820
                  220          United Technologies Corp.       15,151
                                                           ----------
                                                               61,767
                                                           ----------
                               AGRICULTURE: 0.00%
                   90          UST, Inc.                        3,450
                                                           ----------
                                                                3,450
                                                           ----------
                               AIRLINES: 0.00%
                  150          Southwest Airlines Co.           2,555
                                                           ----------
                                                                2,555
                                                           ----------
                               APPAREL: 0.03%
                  100    @     Jones Apparel Group, Inc.        3,986
                   40          Liz Claiborne, Inc.              1,225
                  130          Nike, Inc.                       6,988
                   30    @     Reebok Intl. Ltd.                  785
                  100          VF Corp.                         4,250
                                                           ----------
                                                               17,234
                                                           ----------
                               AUTO MANUFACTURERS: 0.08%
                1,160          Ford Motor Co.                  20,474
                  270          General Motors Corp.            16,781
                   40          Navistar Intl. Corp.             1,420
                   90          Paccar, Inc.                     3,982
                                                           ----------
                                                               42,657
                                                           ----------
                               AUTO PARTS & EQUIPMENT: 0.03%
                   40          Cooper Tire & Rubber Co.           914
                   90          Dana Corp.                       1,919
                  270          Delphi Corp.                     4,253
                  110          Goodyear Tire & Rubber Co.       2,411
                   90          TRW, Inc.                        4,941
                   70          Visteon Corp.                    1,103
                                                           ----------
                                                               15,541
                                                           ----------
       Shares                                                 Value
----------------------------------------------------------------------
                               BANKS: 0.59%
                  160          AmSouth Bancorp             $    3,552
                1,010          Bank of America Corp.           76,568
                  560          Bank One Corp.                  22,753
                  240          BB&T Corp.                       9,019
                  126          Charter One Financial,
                                Inc.                            4,561
                   90          Comerica, Inc.                   5,769
                  110          Fifth Third Bancorp              7,169
                   60          First Tennessee National
                                Corp.                           2,337
                  510          FleetBoston Financial
                                Corp.                          17,972
                  110          Huntington Bancshares,
                                Inc.                            2,197
                  270          Keycorp                          7,371
                   70          Marshall & Ilsley Corp.          4,346
                  200          Mellon Financial Corp.           7,420
                  370          National City Corp.             12,314
                  130          PNC Financial Services
                                Group, Inc.                     7,313
                  110          Regions Financial Corp.          3,966
                  150          SouthTrust Corp.                 3,896
                  150          State Street Corp.               6,969
                  130          SunTrust Banks, Inc.             8,879
                   60          Union Planters Corp.             3,010
                  919          US Bancorp                      21,734
                  650          Wachovia Corp.                  24,941
                  810          Wells Fargo & Co.               42,444
                   20          Zions Bancorporation             1,101
                                                           ----------
                                                              307,601
                                                           ----------
                               BEVERAGES: 0.28%
                  430          Anheuser-Busch Cos., Inc.       22,192
                   40          Brown-Forman Corp.               3,148
                1,190          Coca-Cola Co.                   66,116
                  210          Coca-Cola Enterprises,
                                Inc.                            4,568
                   20          Coors (Adolph)                   1,335
                  230          Pepsi Bottling Group, Inc.       7,595
                  820          PepsiCo, Inc.                   42,624
                                                           ----------
                                                              147,578
                                                           ----------
                               BIOTECHNOLOGY: 0.07%
                  490    @     Amgen, Inc.                     23,339
                   80    @     Chiron Corp.                     2,896
                   90    @     Genzyme Corp.                    2,883
                  250    @     Immunex Corp.                    6,310
                                                           ----------
                                                               35,428
                                                           ----------
                               BUILDING MATERIALS: 0.02%
                   40    @     American Standard Cos.,
                                Inc.                            3,020
                  280          Masco Corp.                      7,465
                   50          Vulcan Materials Co.             2,392
                                                           ----------
                                                               12,877
                                                           ----------
                               CHEMICALS: 0.15%
                  120          Air Products & Chemicals,
                                Inc.                            6,018
                   40          Ashland, Inc.                    1,520
                  460          Dow Chemical Co. (The)          15,336
                  500          Du Pont (E.I.) de Nemours
                                & Co.                          23,000
                   40          Eastman Chemical Co.             1,850
                   70          Ecolab, Inc.                     3,338
                   80          Engelhard Corp.                  2,490
                   40          International Flavors &
                                Fragrances, Inc.                1,362
                   90          PPG Industries, Inc.             5,146
                  100          Praxair, Inc.                    5,600
                  120          Rohm & Haas Co.                  4,522
                  130          Sherwin-Williams Co.             4,108
                   40          Sigma-Aldrich Corp.              1,908
                                                           ----------
                                                               76,198
                                                           ----------
       Shares                                                 Value
----------------------------------------------------------------------
                               COMMERCIAL SERVICES: 0.07%
                   80    @     Apollo Group, Inc.          $    2,758
                  250    @     Concord EFS, Inc.                7,818
                   90    @     Convergys Corp.                  2,362
                   50          Deluxe Corp.                     2,262
                  120          Equifax, Inc.                    3,316
                  100          H&R Block, Inc.                  4,490
                  140          McKesson Corp.                   5,250
                   80          Moody's Corp.                    3,853
                   70          Paychex, Inc.                    2,426
                   70    @     Quintiles Transnational
                                Corp.                             995
                   50    @     Robert Half Intl., Inc.          1,234
                   50          RR Donnelley & Sons Co.          1,442
                                                           ----------
                                                               38,206
                                                           ----------
                               COMPUTERS: 0.37%
                  160    @     Apple Computer, Inc.             3,728
                   70    @     Computer Sciences Corp.          3,316
                2,120    @     Dell Computer Corp.             56,922
                  220          Electronic Data Systems
                                Corp.                          11,620
                  990    @     EMC Corp.-Mass.                  7,178
                1,397          Hewlett-Packard Co.             26,669
                  820          International Business
                                Machines Corp.                 65,969
                   60    @     Lexmark Intl., Inc.              3,747
                  150    @     Network Appliance, Inc.          1,952
                1,530    @     Sun Microsystems, Inc.          10,542
                   40    @     Unisys Corp.                       458
                   70    @     Veritas Software Corp.           1,587
                                                           ----------
                                                              193,688
                                                           ----------
                               COSMETICS/PERSONAL CARE: 0.31%
                   20          Alberto-Culver Co.               1,059
                  120          Avon Products, Inc.              6,354
                  250          Colgate-Palmolive Co.           13,550
                  830          Gillette Co.                    29,523
                  250          Kimberly-Clark Corp.            16,230
                1,050          Procter & Gamble Co.            94,028
                                                           ----------
                                                              160,744
                                                           ----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                   70          Genuine Parts Co.                2,559
                   80          WW Grainger, Inc.                4,206
                                                           ----------
                                                                6,765
                                                           ----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.70%
                  620          American Express Co.            26,356
                   80          Bear Stearns Cos., Inc.          4,804
                  120          Capital One Financial
                                Corp.                           7,493
                2,450          Citigroup, Inc.                105,791
                  100          Countrywide Credit Ind.,
                                Inc.                            4,931
                  810          Fannie Mae                      64,808
                  440          Freddie Mac                     28,842
                  370          Household Intl., Inc.           18,926
                  950          JP Morgan Chase & Co.           34,153
                  120          Lehman Brothers Holdings,
                                Inc.                            7,320
                  410          MBNA Corp.                      14,846
                  410          Merrill Lynch & Co., Inc.       16,691
                  530          Morgan Stanley Dean Witter
                                & Co.                          24,094
                   80          SLM Corp.                        7,718
                   70          Stilwell Financial, Inc.         1,512
                                                           ----------
                                                              368,285
                                                           ----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
                               ELECTRIC: 0.23%
                  230    @     AES Corp.                   $    1,507
                   70          Allegheny Energy, Inc.           2,515
                  150          American Electric Power
                                Co., Inc.                       6,410
                   80          Cinergy Corp.                    2,916
                  110          Consolidated Edison, Inc.        4,815
                   80          Constellation Energy
                                Group, Inc.                     2,422
                  120          Dominion Resources, Inc.         7,774
                   70          DTE Energy Co.                   3,276
                  380          Duke Energy Corp.               12,164
                  250    @     Edison Intl.                     4,665
                  100          Entergy Corp.                    4,398
                   60          Exelon Corp.                     3,209
                  160          FirstEnergy Corp.                5,522
                   90          FPL Group, Inc.                  5,669
                  228    @     Mirant Corp.                     2,166
                   90          NiSource, Inc.                   2,181
                  340    @     PG&E Corp.                       7,310
                   50          Pinnacle West Capital
                                Corp.                           2,006
                   30          PPL Corp.                        1,062
                  110          Progress Energy, Inc.            5,704
                   90          Public Service Enterprise
                                Group, Inc.                     4,075
                  230          Reliant Energy, Inc.             3,912
                  330          Southern Co.                     8,910
                   90          TECO Energy, Inc.                2,241
                  170          TXU Corp.                        8,726
                  180          XCEL Energy, Inc.                3,868
                                                           ----------
                                                              119,423
                                                           ----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.03%
                  190          Emerson Electric Co.            10,992
                   70          Molex, Inc.                      2,643
                                                           ----------
                                                               13,635
                                                           ----------
                               ELECTRONICS: 0.05%
                  200    @     Agilent Technologies, Inc.       5,274
                   90          Applera Corp. - Applied
                                Biosystems Group.               1,638
                  110    @     Jabil Circuit, Inc.              2,526
                   50          Johnson Controls, Inc.           4,403
                   50          Parker Hannifin Corp.            2,450
                  210    @     Sanmina Corp.                    2,415
                  620    @     Solectron Corp.                  5,010
                   40    @     Tektronix, Inc.                    811
                  100    @     Thermo Electron Corp.            1,836
                   60    @     Waters Corp.                     1,600
                                                           ----------
                                                               27,963
                                                           ----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   30          Fluor Corp                       1,128
                                                           ----------
                                                                1,128
                                                           ----------
                               ENTERTAINMENT: 0.01%
                   60    @     International Game
                                Technology                      3,750
                                                           ----------
                                                                3,750
                                                           ----------
                               ENVIRONMENTAL CONTROL: 0.02%
                   90    @     Allied Waste Industries,
                                Inc.                            1,008
                  280          Waste Management, Inc.           7,686
                                                           ----------
                                                                8,694
                                                           ----------
       Shares                                                 Value
----------------------------------------------------------------------
                               FOOD: 0.19%
                  200          Albertson's, Inc.           $    7,034
                  440          Archer-Daniels-Midland Co.       6,402
                   70          Campbell Soup Co.                1,978
                  320          Conagra Foods, Inc.              7,875
                  200          General Mills, Inc.              9,100
                   80          Hershey Foods Corp.              5,338
                  180          HJ Heinz Co.                     7,313
                  190          Kellogg Co.                      6,973
                  150    @     Kroger Co.                       3,353
                  100    @     Safeway, Inc.                    4,065
                  410          Sara Lee Corp.                   8,643
                  110          Supervalu, Inc.                  3,320
                  300          Sysco Corp.                      8,355
                  280    @@    Unilever NV ADR                 18,346
                   80          Winn-Dixie Stores, Inc.          1,553
                   40          WM Wrigley Jr. Co.               2,292
                                                           ----------
                                                              101,940
                                                           ----------
                               FOREST PRODUCTS & PAPER: 0.04%
                   40          Boise Cascade Corp.              1,423
                  110          Georgia-Pacific Corp.            2,936
                  250          International Paper Co.         10,775
                   80          Plum Creek Timber Co.,
                                Inc.                            2,430
                   20          Temple-Inland, Inc.              1,114
                   40          Weyerhaeuser Co.                 2,620
                                                           ----------
                                                               21,298
                                                           ----------
                               GAS: 0.02%
                   70          KeySpan Corp.                    2,650
                   20          Nicor, Inc.                        961
                   10          Peoples Energy Corp.               394
                  160          Sempra Energy                    4,002
                                                           ----------
                                                                8,007
                                                           ----------
                               HAND/MACHINE TOOLS: 0.01%
                   50          Black & Decker Corp.             2,390
                   10          Snap-On, Inc.                      316
                   30          Stanley Works                    1,277
                                                           ----------
                                                                3,983
                                                           ----------
                               HEALTHCARE -- PRODUCTS: 0.34%
                  180          Becton Dickinson & Co.           6,768
                   50          Biomet, Inc.                     1,412
                  180    @     Boston Scientific Corp.          5,013
                   40          CR Bard, Inc.                    2,204
                  150    @     Guidant Corp.                    6,000
                1,954          Johnson & Johnson              119,878
                  560          Medtronic, Inc.                 25,844
                   70    @     St. Jude Medical, Inc.           5,908
                   50          Stryker Corp.                    2,728
                   80    @     Zimmer Holdings, Inc.            2,798
                                                           ----------
                                                              178,553
                                                           ----------
                               HEALTHCARE -- SERVICES: 0.10%
                  130    @     Health Management
                                Associates, Inc.                2,677
                  170    @     Healthsouth Corp.                2,406
                  120    @     Humana, Inc.                     1,826
                   50    @     Manor Care, Inc.                 1,295
                  170    @     Tenet Healthcare Corp.          12,665
                  260          UnitedHealth Group, Inc.        23,608
                  120    @     Wellpoint Health Networks        8,899
                                                           ----------
                                                               53,376
                                                           ----------
                               HOME BUILDERS: 0.00%
                   40          KB Home                          2,061
                                                           ----------
                                                                2,061
                                                           ----------
       Shares                                                 Value
----------------------------------------------------------------------
                               HOME FURNISHINGS: 0.02%
                  130          Leggett & Platt, Inc.       $    3,422
                   40          Maytag Corp.                     1,792
                   40          Whirlpool Corp.                  2,856
                                                           ----------
                                                                8,070
                                                           ----------
                               HOUSEHOLD PRODUCTS/WARES: 0.03%
                   60          Avery Dennison Corp.             3,922
                  140          Clorox Co.                       6,412
                  120          Fortune Brands, Inc.             6,438
                                                           ----------
                                                               16,772
                                                           ----------
                               HOUSEWARES: 0.01%
                  130          Newell Rubbermaid, Inc.          4,440
                                                           ----------
                                                                4,440
                                                           ----------
                               INSURANCE: 0.40%
                  120    @@    ACE Ltd.                         4,153
                  100          Aflac, Inc.                      3,216
                  350          Allstate Corp.                  13,468
                   70          AMBAC Financial Group,
                                Inc.                            4,715
                1,232          American Intl. Group            82,507
                  130          AON Corp.                        4,346
                   80          Chubb Corp.                      6,013
                   70          Cigna Corp.                      7,424
                   70          Cincinnati Financial Corp.       3,177
                  130          Hartford Financial
                                Services Group, Inc.            8,580
                   70          Jefferson-Pilot Corp.            3,333
                  140          John Hancock Financial
                                Services, Inc.                  5,137
                   80          Lincoln National Corp.           3,586
                  130          Marsh & McLennan Cos.,
                                Inc.                           13,117
                   80          MBIA, Inc.                       4,489
                  350          Metlife, Inc.                   11,631
                   60          MGIC Investment Corp.            4,367
                  140          Progressive Corp.                8,289
                  100          Safeco Corp.                     3,199
                   90          St Paul Cos.                     3,835
                   50          Torchmark Corp.                  2,018
                  120          UnumProvident Corp.              3,036
                   60    @@    XL Capital Ltd.                  5,311
                                                           ----------
                                                              208,947
                                                           ----------
                               INTERNET: 0.01%
                  220    @     Yahoo, Inc.                      3,524
                                                           ----------
                                                                3,524
                                                           ----------
                               IRON/STEEL: 0.01%
                   40          Nucor Corp.                      2,667
                                                           ----------
                                                                2,667
                                                           ----------
                               LEISURE TIME: 0.02%
                   40          Brunswick Corp.                  1,064
                  160          Harley-Davidson, Inc.            8,413
                   60    @     Sabre Holdings Corp.             2,364
                                                           ----------
                                                               11,841
                                                           ----------
                               LODGING: 0.03%
                   90    @     Harrah's Entertainment,
                                Inc.                            4,289
                  200          Hilton Hotels Corp.              2,840
                  100          Marriott Intl., Inc.             4,044
                  100          Starwood Hotels & Resorts
                                Worldwide, Inc.                 3,539
                                                           ----------
                                                               14,712
                                                           ----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
                               MACHINERY -- DIVERSIFIED: 0.02%
                  120          Deere & Co.                 $    5,640
                  100          Dover Corp.                      3,559
                   90          Rockwell Automation, Inc.        1,975
                                                           ----------
                                                               11,174
                                                           ----------
                               MEDIA: 0.21%
                  830    @     AOL Time Warner, Inc.           15,521
                  110    @     Clear Channel
                                Communications, Inc.            5,855
                  440    @     Comcast Corp.                   12,390
                  130          Gannett Co, Inc.                 9,854
                   40          Knight-Ridder, Inc.              2,633
                   90          McGraw-Hill Cos., Inc.           5,682
                   70          New York Times Co.               3,519
                  160          Tribune Co.                      6,802
                  830    @     Viacom, Inc.                    40,637
                  380          Walt Disney Co.                  8,706
                                                           ----------
                                                              111,599
                                                           ----------
                               MINING: 0.07%
                  160    @@    Alcan, Inc.                      6,096
                  410          Alcoa, Inc.                     14,342
                   60    @     Freeport-McMoRan Copper &
                                Gold, Inc.                      1,185
                  100   @,@@   Inco Ltd.                        2,266
                  190          Newmont Mining Corp.             5,930
                   50          Phelps Dodge Corp.               1,951
                  220    @@    Placer Dome, Inc.                2,992
                                                           ----------
                                                               34,762
                                                           ----------
                               MISCELLANEOUS MANUFACTURING: 0.47%
                  320          3M Co.                          40,138
                   40          Cooper Industries Ltd.           1,735
                   20          Crane Co.                          555
                   80          Danaher Corp.                    5,570
                  140          Eastman Kodak Co.                4,658
                   50          Eaton Corp.                      4,041
                4,680          General Electric Co.           145,735
                  150          Honeywell Intl., Inc.            5,880
                  150          Illinois Tool Works, Inc.       10,655
                   30    @@    Ingersoll-Rand Co.               1,511
                   30          ITT Industries, Inc.             2,010
                   60          Pall Corp.                       1,365
                   60          Textron, Inc.                    2,815
                  950    @@    Tyco Intl. Ltd.                 20,853
                                                           ----------
                                                              247,521
                                                           ----------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                  120          Pitney Bowes, Inc.               4,914
                  340          Xerox Corp.                      3,050
                                                           ----------
                                                                7,964
                                                           ----------
                               OIL & GAS: 0.52%
                   50          Amerada Hess Corp.               4,112
                  120          Apache Corp.                     6,682
                   40          Burlington Resources, Inc.       1,624
                  669          ChevronTexaco Corp.             58,370
                  380          Conoco, Inc.                    10,214
                   80          Devon Energy Corp.               4,180
                   20          EOG Resources, Inc.                820
                1,720          Exxon Mobil Corp.               68,680
                  230          Marathon Oil Corp.               6,307
                   60    @     Noble Corp.                      2,569
                  250          Occidental Petroleum Corp.       7,465
                  240          Phillips Petroleum Co.          13,812
                1,340    @@    Royal Dutch Petroleum Co.
                                ADR                            73,700
                   40          Sunoco, Inc.                     1,422
                  190          Transocean, Inc.                 7,252
                  140          Unocal Corp.                     5,154
                                                           ----------
                                                              272,363
                                                           ----------
       Shares                                                 Value
----------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.01%
                   80    @     BJ Services Co.             $    3,002
                   80          Halliburton Co.                  1,484
                                                           ----------
                                                                4,486
                                                           ----------
                               PACKAGING & CONTAINERS: 0.01%
                   40          Ball Corp.                       1,663
                   40          Bemis Co.                        1,996
                  120    @     Pactiv Corp.                     2,780
                   30    @     Sealed Air Corp.                 1,342
                                                           ----------
                                                                7,781
                                                           ----------
                               PHARMACEUTICALS: 0.62%
                  730          Abbott Laboratories             34,675
                   80          Allergan, Inc.                   5,048
                   20          AmerisourceBergen Corp.          1,541
                  900          Bristol-Myers Squibb Co.        28,008
                  520          Eli Lilly & Co.                 33,644
                   90    @     Forest Laboratories, Inc.        6,644
                  196    @     King Pharmaceuticals, Inc.       5,301
                  110    @     Medimmune, Inc.                  3,577
                1,080          Merck & Co, Inc.                61,668
                2,990          Pfizer, Inc.                   103,454
                  240          Pharmacia Corp.                 10,365
                  670          Schering-Plough Corp.           17,721
                   50    @     Watson Pharmaceuticals,
                                Inc.                            1,300
                  250          Wyeth                           13,875
                                                           ----------
                                                              326,821
                                                           ----------
                               PIPELINES: 0.03%
                  200          Dynegy, Inc.                     1,778
                  260          EL Paso Corp.                    6,669
                   60          Kinder Morgan, Inc.              2,595
                  230          Williams Cos., Inc.              3,266
                                                           ----------
                                                               14,308
                                                           ----------
                               REITS: 0.02%
                  220          Equity Office Properties
                                Trust                           6,630
                  130          Equity Residential               3,762
                                                           ----------
                                                               10,392
                                                           ----------
       Shares                                                 Value
----------------------------------------------------------------------
                               RETAIL: 0.70%
                   50    @     Autozone, Inc.              $    4,092
                  130    @     Bed Bath & Beyond, Inc.          4,459
                  255    @     Best Buy Co., Inc.              11,781
                  140          Circuit City Stores, Inc.        3,207
                  230    @     Costco Wholesale Corp.           9,032
                  130          Darden Restaurants, Inc.         3,266
                   60          Dillard's, Inc.                  1,801
                  190          Dollar General Corp.             3,266
                   80          Family Dollar Stores             2,880
                  100    @     Federated Department
                                Stores                          4,141
                  430          Gap, Inc. (The)                  6,265
                1,490          Home Depot, Inc.                62,118
                  220          JC Penney Co, Inc.               5,381
                  160    @     Kohl's Corp.                    12,000
                  370          Lowe's Cos., Inc.               17,449
                  430          Ltd. Brands                      9,026
                  160          May Department Stores Co.        5,629
                  620          McDonald's Corp.                18,563
                   60          Nordstrom, Inc.                  1,477
                  240    @     Office Depot, Inc.               4,387
                  120          RadioShack Corp.                 4,108
                  150          Sears Roebuck and Co.            8,857
                  360    @     Staples, Inc.                    7,588
                  230    @     Starbucks Corp.                  5,584
                  430          Target Corp.                    17,823
                   70          Tiffany & Co.                    2,625
                  360          TJX Cos., Inc.                   7,592
                   50    @     Toys R US, Inc.                    912
                2,150          Wal-Mart Stores, Inc.          116,315
                   40          Wendy's Intl., Inc.              1,519
                   80    @     Yum! Brands, Inc.                5,112
                                                           ----------
                                                              368,255
                                                           ----------
                               SAVINGS & LOANS: 0.06%
                  100          Golden West Financial
                                Corp.                           6,996
                  615          Washington Mutual, Inc.         23,905
                                                           ----------
                                                               30,901
                                                           ----------
                               SEMICONDUCTORS: 0.37%
                  230    @     Altera Corp.                     4,147
                  230    @     Analog Devices, Inc.             8,423
                  780    @     Applied Materials, Inc.         17,300
                  100    @     Broadcom Corp.                   2,255
                  120    @     Conexant Systems, Inc.             858
                3,190          Intel Corp.                     88,108
                  140    @     Kla-Tencor Corp.                 7,298
                  240          Linear Technology Corp.          8,940
                  130    @     LSI Logic Corp.                  1,482
                  150    @     Maxim Integrated Products        6,900
                   90    @     National Semiconductor
                                Corp.                           2,763
                   80    @     Novellus Systems, Inc.           3,398
                   70    @     Nvidia Corp.                     2,342
                   80    @     PMC -- Sierra, Inc.              1,138
                   50    @     QLogic Corp.                     2,286
                   40    @     Teradyne, Inc.                   1,083
                1,060          Texas Instruments, Inc.         30,390
                  150    @     Xilinx, Inc.                     5,289
                                                           ----------
                                                              194,400
                                                           ----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
                               SOFTWARE: 0.42%
                  110          Adobe Systems, Inc.         $    3,971
                   40          Autodesk, Inc.                     540
                  300          Automatic Data Processing       15,576
                  100    @     BMC Software, Inc.               1,691
                  120    @     Citrix Systems, Inc.             1,280
                  270          Computer Associates Intl.,
                                Inc.                            4,687
                  250    @     Compuware Corp.                  1,842
                  190          First Data Corp.                15,048
                  100    @     Fiserv, Inc.                     4,254
                   90    @     Intuit, Inc.                     3,935
                   40    @     Mercury Interactive Corp.        1,354
                2,570    @     Microsoft Corp.                130,838
                3,530    @     Oracle Corp.                    27,887
                  250    @     Peoplesoft, Inc.                 5,127
                   90    @     Rational Software Corp.          1,024
                  200    @     Siebel Systems, Inc.             3,650
                                                           ----------
                                                              222,704
                                                           ----------
                               TELECOMMUNICATIONS: 0.55%
                  140          Alltel Corp.                     7,208
                   30    @     Andrew Corp.                       516
                1,920          AT&T Corp.                      22,982
                1,304    @     AT&T Wireless Services,
                                Inc.                           10,575
                  890          BellSouth Corp.                 29,619
                   70          CenturyTel, Inc.                 2,170
                5,840    @     Cisco Systems, Inc.             92,155
                  100    @     Citizens Communications
                                Co.                               940
                   60    @     Comverse Technology, Inc.          711
                  590    @     JDS Uniphase Corp.               2,070
                  100          Lucent Technologies, Inc.          465
                1,390          Motorola, Inc.                  22,226
                  140    @     Qualcomm, Inc.                   4,429
                1,580          SBC Communications, Inc.        54,178
                  100          Scientific-Atlanta, Inc.         1,945
                  430          Sprint Corp. -- FON Group        7,073
                  210    @     Sprint Corp. -- PCS Group        2,192
                  190    @     Tellabs, Inc.                    1,835
                  590          Verizon Communications,
                                Inc.                           25,370
                                                           ----------
                                                              288,659
                                                           ----------

       Shares                                                 Value
----------------------------------------------------------------------
                               TEXTILES: 0.01%
                   80          Cintas Corp.                $    4,176
                                                           ----------
                                                                4,176
                                                           ----------
                               TOBACCO: 0.04%
                  410          Philip Morris Cos., Inc.        23,473
                                                           ----------
                                                               23,473
                                                           ----------
                               TOYS/GAMES/HOBBIES: 0.02%
                  160          Hasbro, Inc.                     2,448
                  360          Mattel, Inc.                     7,646
                                                           ----------
                                                               10,094
                                                           ----------
                              TRANSPORTATION: 0.05%
                  180          Burlington Northern Santa
                                Fe Corp.                        5,094
                  110          CSX Corp.                        3,784
                  150          FedEx Corp.                      8,092
                   70          Norfolk Southern Corp.           1,482
                  130          Union Pacific Corp.              7,961
                                                           ----------
                                                               26,413
                                                           ----------
                            TOTAL COMMON STOCK (Cost
                                   $4,350,971)              4,531,377
                                                           ----------

      Principal
       Amount                                                Value
----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 90.71%
                             U.S. TREASURY STRIP: 90.71%
     $53,987,000             Zero Coupon, 08/15/05        $47,635,375
                                                          -----------
                             TOTAL U.S. TREASURY
                              OBLIGATIONS (Cost
                              $44,487,311)                 47,635,375
                                                          -----------
                             TOTAL LONG-TERM INVESTMENTS
                              (Cost $48,838,282)           52,166,752
                                                          -----------

      Principal
       Amount                                                Value
----------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.40%
     $   209,000
                             Federal Home Loan
                              Mortgage
                              Corporation,
                              1.800%, 06/03/02            $   209,000
                                                          -----------
                                                              209,000
                                                          -----------
                             TOTAL SHORT-TERM INVESTMENT
                              (COST $209,000)                 209,000
                                                          -----------
                             TOTAL INVESTMENTS
                              IN SECURITIES
                              (COST
                              $49,047,282)*      $99.74%  $52,375,752
                             OTHER ASSETS AND
                              LIABILITIES-NET      0.26%      137,402
                                                 -------  -----------
                             NET ASSETS          100.00%  $52,513,154
                                                 =======  ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
*    Cost for federal income tax purposes is
     $49,775,743. Net unrealized appreciation
     consists of:

                        Gross Unrealized
                         Appreciation                   $2,828,004
                        Gross Unrealized
                         Depreciation                     (227,995)
                                                        ----------
                        Net Unrealized
                         Appreciation                   $2,600,009
                                                        ==========

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
COMMON STOCK: 12.42%
                               ADVERTISING: 0.02%
                  110          Omnicom Group               $    9,501
                                                           ----------
                               AEROSPACE/DEFENSE: 0.17%
                  190          Boeing Co.                       8,104
                  120          General Dynamics Corp.          12,072
                   50          Goodrich Corp.                   1,671
                  270          Lockheed Martin Corp.           16,754
                   60          Northrop Grumman Corp.           7,279
                  230          Raytheon Co.                    10,166
                   90          Rockwell Collins, Inc.           2,340
                  280          United Technologies Corp.       19,284
                                                           ----------
                                                               77,670
                                                           ----------
                               AGRICULTURE: 0.01%
                  100          UST, Inc.                        3,833
                                                           ----------
                                                                3,833
                                                           ----------
                               AIRLINES: 0.01%
                  190          Southwest Airlines Co.           3,236
                                                           ----------
                                                                3,236
                                                           ----------
                               APPAREL: 0.04%
                   70    @     Jones Apparel Group, Inc.        2,790
                  100          Liz Claiborne, Inc.              3,063
                  160          Nike, Inc.                       8,600
                   30    @     Reebok Intl. Ltd.                  785
                  110          VF Corp.                         4,675
                                                           ----------
                                                               19,913
                                                           ----------
                               AUTO MANUFACTURERS: 0.12%
                1,530          Ford Motor Co.                  27,005
                  350          General Motors Corp.            21,753
                   40          Navistar Intl. Corp.             1,420
                  105          Paccar, Inc.                     4,645
                                                           ----------
                                                               54,823
                                                           ----------
                               AUTO PARTS & EQUIPMENT: 0.04%
                   30          Cooper Tire & Rubber Co.           685
                   80          Dana Corp.                       1,706
                  340          Delphi Corp.                     5,355
                  130          Goodyear Tire & Rubber Co.       2,850
                  110          TRW, Inc.                        6,039
                   70          Visteon Corp.                    1,103
                                                           ----------
                                                               17,738
                                                           ----------

----------------------------------------------------------------------
       Shares                                                 Value
                               BANKS: 0.83%
                  200          AmSouth Bancorp             $    4,440
                1,250          Bank of America Corp.           94,762
                  700          Bank One Corp.                  28,441
                  280          BB&T Corp.                      10,522
                  119          Charter One Financial,
                                Inc.                            4,308
                  110          Comerica, Inc.                   7,051
                  140          Fifth Third Bancorp              9,124
                   70          First Tennessee National
                                Corp.                           2,727
                  620          FleetBoston Financial
                                Corp.                          21,849
                  140          Huntington Bancshares,
                                Inc.                            2,796
                  340          Keycorp                          9,282
                   90          Marshall & Ilsley Corp.          5,588
                  260          Mellon Financial Corp.           9,646
                  400          National City Corp.             13,312
                  160          PNC Financial Services
                                Group, Inc.                     9,000
                  130          Regions Financial Corp.          4,687
                  190          SouthTrust Corp.                 4,934
                  190          State Street Corp.               8,827
                  170          SunTrust Banks, Inc.            11,611
                   80          Union Planters Corp.             4,014
                1,101          US Bancorp                      26,039
                  800          Wachovia Corp.                  30,696
                1,020          Wells Fargo & Co.               53,448
                   20          Zions Bancorporation             1,101
                                                           ----------
                                                              378,205
                                                           ----------
                               BEVERAGES: 0.40%
                  530          Anheuser-Busch Cos., Inc.       27,353
                   40          Brown-Forman Corp.               3,148
                1,490          Coca-Cola Co.                   82,784
                  260          Coca-Cola Enterprises,
                                Inc.                            5,655
                   20          Coors (Adolph)                   1,335
                  260          Pepsi Bottling Group, Inc.       8,585
                1,050          PepsiCo, Inc.                   54,579
                                                           ----------
                                                              183,439
                                                           ----------
                               BIOTECHNOLOGY: 0.10%
                  620    @     Amgen, Inc.                     29,530
                   40    @     Chiron Corp.                     1,448
                  120    @     Genzyme Corp.                    3,844
                  350    @     Immunex Corp.                    8,834
                                                           ----------
                                                               43,656
                                                           ----------
                               BUILDING MATERIALS: 0.03%
                   40    @     American Standard Cos.,
                                Inc.                            3,020
                  310          Masco Corp.                      8,265
                   50          Vulcan Materials Co.             2,392
                                                           ----------
                                                               13,677
                                                           ----------
                               CHEMICALS: 0.20%
                  130          Air Products & Chemicals,
                                Inc.                            6,519
                   50          Ashland, Inc.                    1,899
                  520          Dow Chemical Co. (The)          17,337
                  620          Du Pont (E.I.) de Nemours
                                & Co.                          28,520
                   50          Eastman Chemical Co.             2,313
                   60          Ecolab, Inc.                     2,861
                   90          Engelhard Corp.                  2,801
                   80          International Flavors &
                                Fragrances, Inc.                2,725
                  120          PPG Industries, Inc.             6,862
                  130          Praxair, Inc.                    7,280
                  120          Rohm & Haas Co.                  4,522
                  170          Sherwin-Williams Co.             5,372
                   50          Sigma-Aldrich Corp.              2,386
                                                           ----------
                                                               91,397
                                                           ----------

----------------------------------------------------------------------
       Shares                                                 Value
                               COMMERCIAL SERVICES: 0.11%
                  100    @     Apollo Group, Inc.          $    3,448
                  310    @     Concord EFS, Inc.                9,693
                   90    @     Convergys Corp.                  2,362
                   60          Deluxe Corp.                     2,714
                  130          Equifax, Inc.                    3,592
                   90          H&R Block, Inc.                  4,041
                  180          McKesson Corp.                   6,750
                  130          Moody's Corp.                    6,261
                   90          Paychex, Inc.                    3,119
                  100    @     Quintiles Transnational
                                Corp.                           1,421
                  110    @     Robert Half Intl., Inc.          2,715
                   70          RR Donnelley & Sons Co.          2,018
                                                           ----------
                                                               48,134
                                                           ----------
                               COMPUTERS: 0.53%
                  200    @     Apple Computer, Inc.             4,660
                   90    @     Computer Sciences Corp.          4,263
                2,600    @     Dell Computer Corp.             69,810
                  270          Electronic Data Systems
                                Corp.                          14,261
                1,260    @     EMC Corp.-Mass.                  9,135
                1,750          Hewlett-Packard Co.             33,408
                1,010          International Business
                                Machines Corp.                 81,255
                   80    @     Lexmark Intl., Inc.              4,996
                  190    @     Network Appliance, Inc.          2,472
                1,870    @     Sun Microsystems, Inc.          12,884
                  150    @     Unisys Corp.                     1,716
                   90    @     Veritas Software Corp.           2,040
                                                           ----------
                                                              240,900
                                                           ----------
                               COSMETICS/PERSONAL CARE: 0.45%
                   20          Alberto-Culver Co.               1,059
                  130          Avon Products, Inc.              6,883
                  320          Colgate-Palmolive Co.           17,344
                1,050          Gillette Co.                    37,349
                  330          Kimberly-Clark Corp.            21,424
                1,320          Procter & Gamble Co.           118,206
                                                           ----------
                                                              202,265
                                                           ----------
                               DISTRIBUTION/WHOLESALE: 0.02%
                  140          Genuine Parts Co.                5,117
                   80          WW Grainger, Inc.                4,206
                                                           ----------
                                                                9,323
                                                           ----------
                               DIVERSIFIED FINANCIAL SERVICES: 1.00%
                  770          American Express Co.            32,732
                  100          Bear Stearns Cos., Inc.          6,005
                  120          Capital One Financial
                                Corp.                           7,492
                3,060          Citigroup, Inc.                132,131
                  100          Countrywide Credit Ind.,
                                Inc.                            4,931
                  990          Fannie Mae                      79,210
                  550          Freddie Mac                     36,053
                  460          Household Intl., Inc.           23,529
                1,190          JP Morgan Chase & Co.           42,781
                  150          Lehman Brothers Holdings,
                                Inc.                            9,150
                  500          MBNA Corp.                      18,105
                  510          Merrill Lynch & Co., Inc.       20,762
                  670          Morgan Stanley Dean Witter
                                & Co.                          30,458
                   90          SLM Corp.                        8,683
                   50          Stilwell Financial, Inc.         1,080
                                                           ----------
                                                              453,102
                                                           ----------

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
                               ELECTRIC: 0.33%
                  340    @     AES Corp.                   $    2,227
                   80          Allegheny Energy, Inc.           2,874
                  190          American Electric Power
                                Co, Inc.                        8,118
                  110          Cinergy Corp.                    4,010
                  150          Consolidated Edison, Inc.        6,566
                  100          Constellation Energy
                                Group, Inc.                     3,027
                  170          Dominion Resources, Inc.        11,013
                  120          DTE Energy Co.                   5,616
                  470          Duke Energy Corp.               15,045
                  300    @     Edison Intl.                     5,598
                  130          Entergy Corp.                    5,717
                   80          Exelon Corp.                     4,279
                  170          FirstEnergy Corp.                5,867
                   90          FPL Group, Inc.                  5,669
                  358    @     Mirant Corp.                     3,401
                  180          NiSource, Inc.                   4,361
                  430    @     PG&E Corp.                       9,245
                   60          Pinnacle West Capital
                                Corp.                           2,407
                   70          PPL Corp.                        2,477
                  120          Progress Energy, Inc.            6,222
                  110          Public Service Enterprise
                                Group, Inc.                     4,981
                  320          Reliant Energy, Inc.             5,443
                  410          Southern Co.                    11,070
                   50          TECO Energy, Inc.                1,245
                  210          TXU Corp.                       10,779
                  230          XCEL Energy, Inc.                4,943
                                                           ----------
                                                              152,200
                                                           ----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.04%
                  240          Emerson Electric Co.            13,884
                  110          Molex, Inc.                      4,153
                                                           ----------
                                                               18,037
                                                           ----------
                               ELECTRONICS: 0.07%
                  290    @     Agilent Technologies, Inc.       7,647
                  120          Applera Corp. - Applied
                                Biosystems Group                2,184
                  140    @     Jabil Circuit, Inc.              3,214
                   50          Johnson Controls, Inc.           4,403
                   80          Parker Hannifin Corp.            3,920
                  290    @     Sanmina Corp.                    3,335
                  640    @     Solectron Corp.                  5,171
                   40    @     Tektronix, Inc.                    811
                  120    @     Thermo Electron Corp.            2,203
                   30    @     Waters Corp.                       800
                                                           ----------
                                                               33,688
                                                           ----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                   80          Fluor Corp.                      3,008
                                                           ----------
                                                                3,008
                                                           ----------
                               ENTERTAINMENT: 0.01%
                   60    @     International Game
                                Technology                      3,750
                                                           ----------
                                                                3,750
                                                           ----------
                               ENVIRONMENTAL CONTROL: 0.03%
                  110    @     Allied Waste Industries,
                                Inc.                            1,232
                  370          Waste Management, Inc.          10,157
                                                           ----------
                                                               11,389
                                                           ----------

----------------------------------------------------------------------
       Shares                                                 Value
                               FOOD: 0.27%
                  270          Albertson's, Inc.           $    9,495
                  552          Archer-Daniels-Midland Co.       8,031
                   90          Campbell Soup Co.                2,543
                  320          Conagra Foods, Inc.              7,875
                  230          General Mills, Inc.             10,465
                   70          Hershey Foods Corp.              4,671
                  210          HJ Heinz Co.                     8,532
                  240          Kellogg Co.                      8,808
                  190    @     Kroger Co.                       4,247
                  140    @     Safeway, Inc.                    5,691
                  510          Sara Lee Corp.                  10,751
                   80          Supervalu, Inc.                  2,414
                  380          Sysco Corp.                     10,583
                  330    @@    Unilever NV ADR                 21,622
                  100          Winn-Dixie Stores, Inc.          1,941
                   50          WM Wrigley Jr Co.                2,866
                                                           ----------
                                                              120,535
                                                           ----------
                               FOREST PRODUCTS & PAPER: 0.06%
                   40          Boise Cascade Corp.              1,423
                  140          Georgia-Pacific Corp.            3,737
                  280          International Paper Co.         12,068
                  100          Plum Creek Timber Co.,
                                Inc.                            3,037
                   30          Temple-Inland, Inc.              1,670
                   50          Weyerhaeuser Co.                 3,275
                                                           ----------
                                                               25,210
                                                           ----------
                               GAS: 0.02%
                   70          KeySpan Corp.                    2,650
                   20          Nicor, Inc.                        961
                   10          Peoples Energy Corp.               394
                  150          Sempra Energy                    3,752
                                                           ----------
                                                                7,757
                                                           ----------
                               HAND/MACHINE TOOLS: 0.01%
                   50          Black & Decker Corp.             2,389
                   20          Snap-On, Inc.                      632
                   40          Stanley Works                    1,703
                                                           ----------
                                                                4,724
                                                           ----------
                               HEALTHCARE -- PRODUCTS: 0.49%
                  260          Becton Dickinson & Co.           9,776
                   70          Biomet, Inc.                     1,976
                  260    @     Boston Scientific Corp.          7,241
                   60          CR Bard, Inc.                    3,306
                  180    @     Guidant Corp.                    7,200
                2,430          Johnson & Johnson              149,081
                  700          Medtronic, Inc.                 32,305
                   80    @     St. Jude Medical, Inc.           6,752
                   40          Stryker Corp.                    2,182
                  120    @     Zimmer Holdings, Inc.            4,198
                                                           ----------
                                                              224,017
                                                           ----------
                               HEALTHCARE -- SERVICES: 0.15%
                   90          Aetna, Inc.                      4,306
                  120    @     Health Management
                                Associates, Inc.                2,471
                  290    @     Healthsouth Corp.                4,104
                  140    @     Humana, Inc.                     2,131
                   60    @     Manor Care, Inc.                 1,554
                  190    @     Tenet Healthcare Corp.          14,155
                  320          UnitedHealth Group, Inc.        29,056
                  150    @     Wellpoint Health Networks       11,124
                                                           ----------
                                                               68,901
                                                           ----------
                               HOME BUILDERS: 0.01%
                   50          KB Home                          2,577
                                                           ----------
                                                                2,577
                                                           ----------

----------------------------------------------------------------------
       Shares                                                 Value
                               HOME FURNISHINGS: 0.02%
                  170          Leggett & Platt, Inc.       $    4,474
                   40          Maytag Corp.                     1,792
                   60          Whirlpool Corp.                  4,284
                                                           ----------
                                                               10,550
                                                           ----------
                               HOUSEHOLD PRODUCTS/WARES: 0.05%
                   70          Avery Dennison Corp.             4,575
                  190          Clorox Co.                       8,702
                  150          Fortune Brands, Inc.             8,048
                                                           ----------
                                                               21,325
                                                           ----------
                               HOUSEWARES: 0.01%
                  160          Newell Rubbermaid, Inc.          5,464
                                                           ----------
                                                                5,464
                                                           ----------
                               INSURANCE: 0.56%
                  160    @@    ACE Ltd.                         5,537
                  120          Aflac, Inc.                      3,859
                  410          Allstate Corp.                  15,776
                   50          AMBAC Financial Group,
                                Inc.                            3,368
                1,530          American Intl. Group           102,464
                  140          AON Corp.                        4,680
                  110          Chubb Corp.                      8,267
                   90          Cigna Corp.                      9,544
                   90          Cincinnati Financial Corp.       4,084
                  130          Hartford Financial
                                Services Group, Inc.            8,580
                   90          Jefferson-Pilot Corp.            4,285
                  180          John Hancock Financial
                                Services, Inc.                  6,604
                  110          Lincoln National Corp.           4,930
                  170          Marsh & McLennan Cos.,
                                Inc.                           17,153
                   90          MBIA, Inc.                       5,050
                  440          Metlife, Inc.                   14,621
                   70          MGIC Investment Corp.            5,095
                  170          Progressive Corp.               10,066
                   70          Safeco Corp.                     2,239
                  120          St. Paul Cos.                    5,113
                   60          Torchmark Corp.                  2,421
                  120          UnumProvident Corp.              3,036
                   80    @@    XL Capital Ltd.                  7,081
                                                           ----------
                                                              253,853
                                                           ----------
                               INTERNET: 0.01%
                  340    @     Yahoo, Inc.                      5,447
                                                           ----------
                                                                5,447
                                                           ----------
                               IRON/STEEL: 0.01%
                   50          Nucor Corp.                      3,334
                                                           ----------
                                                                3,334
                                                           ----------
                               LEISURE TIME: 0.03%
                   50          Brunswick Corp.                  1,330
                  180          Harley-Davidson, Inc.            9,464
                   90    @     Sabre Holdings Corp.             3,546
                                                           ----------
                                                               14,340
                                                           ----------
                               LODGING: 0.04%
                  110    @     Harrah's Entertainment,
                                Inc.                            5,242
                  240          Hilton Hotels Corp.              3,408
                  160          Marriott Intl., Inc.             6,470
                  100          Starwood Hotels & Resorts
                                Worldwide, Inc.                 3,539
                                                           ----------
                                                               18,659
                                                           ----------

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
                               MACHINERY -- DIVERSIFIED: 0.03%
                  150          Deere & Co.                 $    7,050
                  120          Dover Corp.                      4,271
                  120          Rockwell Automation, Inc.        2,633
                                                           ----------
                                                               13,954
                                                           ----------
                               MEDIA: 0.31%
                1,040    @     AOL Time Warner, Inc.           19,448
                  150    @     Clear Channel
                                Communications, Inc.            7,984
                  550    @     Comcast Corp.                   15,488
                  160          Gannett Co., Inc.               12,128
                   50          Knight-Ridder, Inc.              3,292
                  110          McGraw-Hill Cos., Inc.           6,944
                   20          Meredith Corp.                     809
                   80          New York Times Co.               4,022
                  170          Tribune Co.                      7,227
                1,040    @     Viacom, Inc.                    50,918
                  480          Walt Disney Co.                 10,997
                                                           ----------
                                                              139,257
                                                           ----------
                               MINING: 0.09%
                  190    @@    Alcan, Inc.                      7,239
                  520          Alcoa, Inc.                     18,189
                   90    @     Freeport-McMoRan Copper &
                                Gold, Inc.                      1,778
                   80   @,@@   Inco Ltd.                        1,813
                  240          Newmont Mining Corp.             7,490
                   60          Phelps Dodge Corp.               2,341
                  180    @@    Placer Dome, Inc.                2,448
                                                           ----------
                                                               41,298
                                                           ----------
                               MISCELLANEOUS MANUFACTURING: 0.68%
                  400          3M Co.                          50,172
                   50          Cooper Industries Ltd.           2,168
                   30          Crane Co.                          832
                   80          Danaher Corp.                    5,570
                  210          Eastman Kodak Co.                6,987
                   60          Eaton Corp.                      4,849
                5,830          General Electric Co.           181,546
                  190          Honeywell Intl., Inc.            7,448
                  190          Illinois Tool Works, Inc.       13,496
                   40    @@    Ingersoll-Rand Co.               2,014
                   60          ITT Industries, Inc.             4,020
                   80          Pall Corp.                       1,821
                   80          Textron, Inc.                    3,754
                1,200    @@    Tyco Intl. Ltd.                 26,340
                                                           ----------
                                                              311,017
                                                           ----------
                               OFFICE/BUSINESS EQUIPMENT: 0.03%
                  190          Pitney Bowes, Inc.               7,781
                  430          Xerox Corp.                      3,857
                                                           ----------
                                                               11,638
                                                           ----------
                               OIL & GAS: 0.74%
                   60          Amerada Hess Corp.               4,935
                  150          Apache Corp.                     8,352
                   50          Burlington Resources, Inc.       2,030
                  834          ChevronTexaco Corp.             72,766
                  480          Conoco, Inc.                    12,902
                  100          Devon Energy Corp.               5,225
                   60          EOG Resources, Inc.              2,460
                2,140          Exxon Mobil Corp.               85,450
                  330          Marathon Oil Corp.               9,049
                   40    @     Noble Corp.                      1,712
                  310          Occidental Petroleum Corp.       9,257
                  296          Phillips Petroleum Co.          17,035
                1,660    @@    Royal Dutch Petroleum Co.
                                ADR                            91,300
                   70          Sunoco, Inc.                     2,489
                  190          Transocean, Inc.                 7,252
                  150          Unocal Corp.                     5,523
                                                           ----------
                                                              337,737
                                                           ----------

----------------------------------------------------------------------
       Shares                                                 Value
                               OIL & GAS SERVICES: 0.01%
                  100    @     BJ Services Co.             $    3,752
                  110          Halliburton Co.                  2,041
                                                           ----------
                                                                5,793
                                                           ----------
                               PACKAGING & CONTAINERS: 0.02%
                   40          Ball Corp.                       1,663
                   50          Bemis Co.                        2,495
                  140    @     Pactiv Corp.                     3,244
                   40    @     Sealed Air Corp.                 1,790
                                                           ----------
                                                                9,192
                                                           ----------
                               PHARMACEUTICALS: 0.93%
                  910          Abbott Laboratories             43,225
                   80          Allergan, Inc.                   5,048
                   30          AmerisourceBergen Corp.          2,312
                1,130          Bristol-Myers Squibb Co.        35,166
                  660          Eli Lilly & Co.                 42,702
                  110    @     Forest Laboratories, Inc.        8,121
                  240    @     King Pharmaceuticals, Inc.       6,492
                  180    @     Medimmune, Inc.                  5,854
                1,360          Merck & Co, Inc.                77,656
                3,690          Pfizer, Inc.                   127,674
                  650          Pharmacia Corp.                 28,074
                  840          Schering-Plough Corp.           22,218
                   60    @     Watson Pharmaceuticals,
                                Inc.                            1,560
                  310          Wyeth                           17,205
                                                           ----------
                                                              423,307
                                                           ----------
                               PIPELINES: 0.04%
                  250          Dynegy, Inc.                     2,223
                  310          EL Paso Corp.                    7,952
                   70          Kinder Morgan, Inc.              3,028
                  290          Williams Cos., Inc.              4,118
                                                           ----------
                                                               17,321
                                                           ----------
                               REITS: 0.02%
                  220          Equity Office Properties
                                Trust                           6,631
                  140          Equity Residential               4,052
                                                           ----------
                                                               10,683
                                                           ----------

----------------------------------------------------------------------
       Shares                                                 Value
                               RETAIL: 1.01%
                   70    @     Autozone, Inc.              $    5,729
                  170    @     Bed Bath & Beyond, Inc.          5,831
                  345    @     Best Buy Co., Inc.              15,939
                  220          Circuit City Stores, Inc.        5,040
                  280    @     Costco Wholesale Corp.          10,996
                   95          Darden Restaurants, Inc.         2,387
                   40          Dillard's, Inc.                  1,201
                  180          Dollar General Corp.             3,094
                  110          Family Dollar Stores             3,960
                  120    @     Federated Department
                                Stores                          4,969
                  540          Gap, Inc. (The)                  7,868
                1,860          Home Depot, Inc.                77,543
                  260          JC Penney Co, Inc.               6,360
                  200    @     Kohl's Corp.                    15,000
                  490          Lowe's Cos, Inc.                23,108
                  540          Ltd. Brands                     11,335
                  160          May Department Stores Co.        5,629
                  740          McDonald's Corp.                22,156
                   90          Nordstrom, Inc.                  2,216
                  260    @     Office Depot, Inc.               4,753
                  170          RadioShack Corp.                 5,821
                  200          Sears Roebuck and Co.           11,810
                  450    @     Staples, Inc.                    9,486
                  240    @     Starbucks Corp.                  5,827
                  570          Target Corp.                    23,627
                   90          Tiffany & Co.                    3,375
                  450          TJX Cos., Inc.                   9,491
                  130    @     Toys R Us, Inc.                  2,373
                2,700          Wal-Mart Stores, Inc.          146,070
                   60          Wendy's Intl., Inc.              2,278
                   90    @     Yum! Brands, Inc.                5,751
                                                           ----------
                                                              461,023
                                                           ----------
                               SAVINGS & LOANS: 0.08%
                  120          Golden West Financial
                                Corp.                           8,395
                  765          Washington Mutual, Inc.         29,736
                                                           ----------
                                                               38,131
                                                           ----------
                               SEMICONDUCTORS: 0.54%
                  290    @     Altera Corp.                     5,228
                  280    @     Analog Devices, Inc.            10,253
                  940    @     Applied Materials, Inc.         20,849
                  160    @     Broadcom Corp.                   3,608
                   50    @     Conexant Systems, Inc.             357
                3,970          Intel Corp.                    109,651
                  180    @     Kla-Tencor Corp.                 9,383
                  310          Linear Technology Corp.         11,548
                  250    @     LSI Logic Corp.                  2,850
                  190    @     Maxim Integrated Products        8,740
                  120    @     National Semiconductor
                                Corp.                           3,684
                  130    @     Novellus Systems, Inc.           5,522
                   80    @     Nvidia Corp.                     2,677
                   40    @     PMC - Sierra, Inc.                 569
                   70    @     QLogic Corp.                     3,200
                   40    @     Teradyne, Inc.                   1,083
                1,330          Texas Instruments, Inc.         38,131
                  190    @     Xilinx, Inc.                     6,699
                                                           ----------
                                                              244,032
                                                           ----------

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                 Value
----------------------------------------------------------------------
                               SOFTWARE: 0.61%
                  120          Adobe Systems, Inc.         $    4,332
                   40          Autodesk, Inc.                     540
                  360          Automatic Data Processing       18,691
                  170    @     BMC Software, Inc.               2,874
                  100    @     Citrix Systems, Inc.             1,067
                  340          Computer Associates Intl.,
                                Inc.                            5,902
                  270    @     Compuware Corp.                  1,989
                  220          First Data Corp.                17,424
                  115    @     Fiserv, Inc.                     4,892
                  120    @     Intuit, Inc.                     5,248
                   50    @     Mercury Interactive Corp.        1,693
                3,200    @     Microsoft Corp.                162,912
                4,440    @     Oracle Corp.                    35,076
                  320    @     Peoplesoft, Inc.                 6,563
                  100    @     Rational Software Corp.          1,138
                  300    @     Siebel Systems, Inc.             5,475
                                                           ----------
                                                              275,816
                                                           ----------
                               TELECOMMUNICATIONS: 0.80%
                  180          Alltel Corp.                     9,268
                   40    @     Andrew Corp.                       689
                2,400          AT&T Corp.                      28,728
                1,708    @     AT&T Wireless Services,
                                Inc.                           13,851
                1,110          BellSouth Corp.                 36,941
                  100          CenturyTel, Inc.                 3,100
                  250    @     CIENA Corp.                      1,415
                7,380    @     Cisco Systems, Inc.            116,456
                   60    @     Citizens Communications
                                Co.                               564
                  100    @     Comverse Technology, Inc.        1,185
                  230          Corning, Inc.                    1,104
                  740    @     JDS Uniphase Corp.               2,597
                  250          Lucent Technologies, Inc.        1,163
                1,740          Motorola, Inc.                  27,823
                  180    @     Qualcomm, Inc.                   5,695
                1,970          SBC Communications, Inc.        67,551
                  140          Scientific-Atlanta, Inc.         2,723
                  510          Sprint Corp.-FON Group           8,390
                  260    @     Sprint Corp.-PCS Group           2,714
                  190    @     Tellabs, Inc.                    1,835
                  740          Verizon Communications,
                                Inc.                           31,820
                                                           ----------
                                                              365,612
                                                           ----------
                               TEXTILES: 0.01%
                   90          Cintas Corp.                     4,699
                                                           ----------
                                                                4,699
                                                           ----------
                               TOBACCO: 0.06%
                  510          Philip Morris Cos., Inc.        29,198
                                                           ----------
                                                               29,198
                                                           ----------
                                Shares                        Value
----------------------------------------------------------------------
                               TOYS/GAMES/HOBBIES: 0.03%
                  190          Hasbro, Inc.                $    2,907
                  440          Mattel, Inc.                     9,346
                                                           ----------
                                                               12,253
                                                           ----------
                               TRANSPORTATION: 0.07%
                  270          Burlington Northern Santa
                                Fe Corp.                        7,641
                  160          CSX Corp.                        5,504
                  170          FedEx Corp.                      9,172
                   90          Norfolk Southern Corp.           1,905
                  140          Union Pacific Corp.              8,574
                                                           ----------
                                                               32,796
                                                           ----------

                            TOTAL COMMON STOCK (Cost
                                   $5,433,567)              5,644,334
                                                           ----------

      Principal
       Amount                                                Value
----------------------------------------------------------------------
BONDS/NOTES: 9.40%
                             SOVEREIGN: 9.40%
     $ 4,934,000             Israel Trust,
                             Zero Coupon, due 11/15/05    $ 4,271,971
                                                          -----------
                             TOTAL BONDS/NOTES
                              (Cost $4,242,300)             4,271,971
                                                          -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.50%
                           FEDERAL NATIONAL MORTGAGE
                               ASSOCIATION: 9.50%
       5,000,000             Zero Coupon, due 11/15/05      4,316,270
                                                          -----------
                             TOTAL U.S. GOVERNMENT
                              AGENCY OBLIGATIONS
                              (Cost $4,238,954)             4,316,270
                                                          -----------
U.S. TREASURY OBLIGATIONS: 68.31%
                                 U.S. TREASURY STRIP: 68.31%
      35,535,000             Zero Coupon, due 11/15/05     31,042,417
                                                          -----------
                             TOTAL U.S. TREASURY
                              OBLIGATIONS
                              (Cost $30,952,398)           31,042,417
                                                          -----------
                             TOTAL LONG-TERM INVESTMENTS
                              (Cost $44,867,219)           45,274,992
                                                          -----------

Principal
 Amount                                        Value
--------------------------------------------------------
SHORT-TERM INVESTMENT: 0.87%
$395,000        Federal Home Loan Mortgage
                 Corporation, 1.800%, due
                 06/03/02                   $   395,000
                                            -----------
                                                395,000
                                            -----------
                TOTAL SHORT-TERM
                 INVESTMENT
                 (COST $395,000)                395,000
                                            -----------
                TOTAL INVESTMENTS
                 IN SECURITIES
                 (COST
                 $45,262,219)*     100.50%  $45,669,992
                OTHER ASSETS AND
                 LIABILITIES-NET   (0.50)%     (226,403)
                                   -------  -----------
                NET ASSETS         100.00%  $45,443,589
                                   =======  ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
*    Cost for federal income tax purposes is
     $45,997,192. Net unrealized depreciation
     consists of:

                        Gross Unrealized Appreciation        $ 649,328
                        Gross Unrealized Depreciation         (976,528)
                                                             ---------
                        Net Unrealized Depreciation          $(327,200)
                                                             =========

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------


On February 20, 2002, a special meeting of shareholders of the Funds was held. At the meeting, shareholders of each Fund voted to approve a new Investment Advisory Agreement, a new Subadvisory Agreement and an Amended and Restated Articles of Incorporation. Following is a brief description and the results of each vote:

                                                  SHARES VOTED
                                                   AGAINST OR     SHARES                          TOTAL
                               SHARES VOTED FOR     WITHHELD     ABSTAINED   BROKER NON-VOTE      VOTED
                               ----------------     --------     ---------   ---------------      -----
1.  APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT
   Shareholders of each Fund voted to approve a new Investment Advisory Agreement (Agreement) between each
   Fund and ING Investments, LLC (ING Investments) which became effective March 1, 2002. Under the
   Agreement, ING Investments is responsible for supervising all aspects of the operations of each Fund including the selection, purchase and sale of securities. ING Investments is also responsible for payment of all costs of its personnel, its overhead and its employees who also serve as Directors and
   Officers of the Funds, and that each Fund is responsible for payment of all other of its costs. There is no change in the advisory fees paid by the Funds.

   ING Classic Principal
    Protection Fund               10,608,821         213,934      362,480              --       11,185,235
   ING Classic Principal
    Protection Fund II             8,532,684          79,196      239,322              --        8,851,202
   ING Classic Principal
    Protection Fund III            7,204,904         172,044      340,663              --        7,717,611
   ING Classic Principal
    Protection Fund IV             4,737,798          82,584      149,412              --        4,969,794
   ING Index Plus Protection
    Fund                           4,208,683          99,970       84,942              --        4,393,595

2.  APPROVAL OF NEW SUBADVISORY AGREEMENT
   Shareholders of each Fund voted to approve a new Subadvisory Agreement between ING Investments and
   Aeltus Investment Management, Inc. (Aeltus), which became effective March 1, 2002. The Subadvisory
   Agreement states that Aeltus will, subject to the supervision of the Board of Directors (Board) and ING
   Investments, provide a continuous investment program of evaluation, investment, sales, and reinvestment of each Fund's assets.

   ING Classic Principal
    Protection Fund               10,606,129         212,503      366,603              --       11,185,235
   ING Classic Principal
    Protection Fund II             8,518,286          93,906      239,010              --        8,851,202
   ING Classic Principal
    Protection Fund III            7,198,567         173,537      345,507              --        7,717,611
   ING Classic Principal
    Protection Fund IV             4,744,137          73,436      152,221              --        4,969,794
   ING Index Plus Protection
    Fund                           4,109,504         186,142       97,949              --        4,393,595

5.  APPROVAL OF AMENDED AND RESTATED ARTICLES OF INCORPORATION
   Shareholders of each Fund voted to approve an Amended and Restated Articles of Incorporation (Revised
   Charter). The Revised Charter was intended to add flexibility, clarify existing provisions, and promote consistency among the charters for the various registered investment companies currently advised by
   Aeltus. The Revised Charter also confirms Board powers implicit in the previous charter and provides the
   Board with the authority to adopt qualifications in the Fund's By-Laws that would be applicable to and binding upon the current and future Directors. Furthermore, the Revised Charter permits the Directors, subject to applicable law, to liquidate a series or class without shareholder approval.

   ING Classic Principal
   Protection Fund                 5,143,520         202,272      382,057       5,457,386       11,185,235
   ING Classic Principal
   Protection Fund II              3,828,623          97,327      242,069       4,683,183        8,851,202
   ING Classic Principal
   Protection Fund III             3,176,049         174,117      342,378       4,025,067        7,717,611
   ING Classic Principal
   Protection Fund IV              2,116,431          69,774      145,230       2,638,359        4,969,794
   ING Index Plus Protection
   Fund                            1,663,892          61,951      132,994       2,534,758        4,393,595

                          TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------


Dividends paid during the seven months ended May 31, 2002 were as follows:

FUND NAME                      TYPE   PER SHARE AMOUNT
---------                      ----   ----------------

ING Classic Principal
 Protection Fund
 Class A                       NII        $0.3390
 Class B                       NII        $0.2611

ING Classic Principal
 Protection Fund II
 Class A                       NII        $0.3348
 Class B                       NII        $0.2609

ING Classic Principal
 Protection Fund III
 Class A                       NII        $0.2905
 Class B                       NII        $0.2160

ING Classic Principal
 Protection Fund IV
 Class A                       NII        $0.2760
 Class B                       NII        $0.2028

ING Index Plus Protection Fund
 Class A                       NII        $0.1191
 Class B                       NII        $0.0459

------------------

NII -- Net investment income

Of the ordinary distributions made during the fiscal period ended May 31, 2002, the following percentages qualify for the dividends received deduction available to corporate shareholders; 12.49%, 8.93%, 14.65%, 12.17% and 25.10% for the ING Classic Principal Protection Fund, ING Classic Principal Protection Fund II, ING Classic Principal Protection Fund III, ING Classic Principal Protection Fund IV and ING Index Plus Protection Fund, respectively.

The above figure may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commissions (book) purpose and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Funds. In January 2002, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2001.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Funds is set forth below:

                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.        Director             Since 1998       Director, Business and Economic Research
3029 St. Johns Drive                                                 Center, 1999 to present, and Professor
Murfreesboro, Tennessee                                              of Economics and Finance, Middle
Age 60                                                               Tennessee State University, 1991 to
                                                                     present.

Maria T. Fighetti              Director             Since 1994       Associate Commissioner for Contract
325 Piermont Road                                                    Management, Health Services, New York
Closter, New Jersey                                                  City Department of Mental Health, Mental
Age 58                                                               Retardation and Alcohol Services, 1996
                                                                     to present.

David L. Grove                 Director             Since 1991       Private Investor; Economic/ Financial
5 The Knoll                                                          Consultant, December 1985 to present.
Armonk, New York
Age 83

Sidney Koch                    Director             Since 1994       Financial Adviser, self-employed,
455 East 86th Street                                                 January 1993 to present.
New York, New York
Age 66

Corine T. Norgaard             Director             Since 1991       Dean of the Barney School of Business,
556 Wormwood Hill                                                    University of Hartford (West Hartford,
Mansfield Center, Connecticut                                        CT), August 1996 to present.
Age 64

Richard G. Scheide             Director             Since 1993       Principal, LoBue Associates Inc.,
11 Lily Street                                                       October 1999 to present; Trust and
Nantucket, Massachusetts                                             Private Banking Consultant, David Ross
Age 72                                                               Palmer Consultants, July 1991 to
                                                                     present.
INTERESTED DIRECTORS:

J. Scott Fox                   Director             Since 1997       Chief Executive Officer (July 2001 to
10 State House Square                                                present), President (April 2001 to
Hartford, Connecticut                                                present), Director, Chief Operating
Age 47                                                               Officer (April 1994 to present), Chief
                                                                     Financial Officer (April 1994 to July
                                                                     2001), Managing Director (April 1994 to
                                                                     April 2001), Aeltus Investment
                                                                     Management, Inc.; Executive Vice
                                                                     President (April 2001 to present),
                                                                     Director, Chief Operating Officer
                                                                     (February 1995 to present), Chief
                                                                     Financial Officer, Managing Director
                                                                     (February 1995 to April 2001), Aeltus
                                                                     Capital, Inc.; Senior Vice
                                                                     President -- Operations, Aetna Life
                                                                     Insurance and Annuity Company, March
                                                                     1997 to December 1997.

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.            50             --
3029 St. Johns Drive
Murfreesboro, Tennessee
Age 60
Maria T. Fighetti                  50             --
325 Piermont Road
Closter, New Jersey
Age 58
David L. Grove                     50             --
5 The Knoll
Armonk, New York
Age 83
Sidney Koch                        50             --
455 East 86th Street
New York, New York
Age 66
Corine T. Norgaard                 50             --
556 Wormwood Hill
Mansfield Center, Connecticut
Age 64
Richard G. Scheide                 50             --
11 Lily Street
Nantucket, Massachusetts
Age 72
INTERESTED DIRECTORS:
J. Scott Fox                       50             Mr. Fox serves as Director of
10 State House Square                             the Board of IPC Financial
Hartford, Connecticut                             Network, Inc. (January 2001 to
Age 47                                            present).

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
INTERESTED DIRECTORS:
John G. Turner                 Director             Since 2001       President, Turner Investment Company
7337 E. Doubletree Ranch Rd.                                         (since January 2002). Mr. Turner was
Scottsdale, AZ 85258                                                 formerly Vice Chairman of ING Americas
Age: 62                                                              (2000 to 2001); Chairman and Chief
                                                                     Executive Officer of ReliaStar Financial
                                                                     Corp. and ReliaStar Life Insurance
                                                                     Company (1993 to 2000); Chairman of
                                                                     ReliaStar United Services Life Insurance
                                                                     Company (1995 to 1998); Chairman of
                                                                     ReliaStar Life Insurance Company of New
                                                                     York (1995 to 2001); Chairman of
                                                                     Northern Life Insurance Company (1992 to
                                                                     2000); Chairman and Director/Trustee of
                                                                     the Northstar affiliated investment
                                                                     companies (1993 to 2001) and Director,
                                                                     Northstar Investment Management
                                                                     Corporation and its affiliates (1993 to
                                                                     1999).

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
INTERESTED DIRECTORS:
John G. Turner                     156            Mr. Turner serves as a member
7337 E. Doubletree Ranch Rd.                      of the Board of the GCG Trust.
Scottsdale, AZ 85258                              Mr. Turner also serves as a
Age: 62                                           Director of the Hormel Foods
                                                  Corporation (May 2000 to
                                                  present), Shopko Stores, Inc.
                                                  (August 1999 to present), and
                                                  M.A. Mortenson Co. (March 2002
                                                  to present).

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
OFFICERS:
James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present (for     ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief            the ING Funds)   Services, LLC, ING Advisors, Inc., ING
Age: 52                        Operating Officer                     Investments, LLC, Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                               President, Chief                      Inc. and EAMC Liquidation Corp. (since
                               Executive Officer,   February 2001    December 2001); Executive Vice President
                               and Chief            to March 2002    and Chief Operating Officer of ING
                               Operating Officer    (for the         Quantitative Management, Inc. (since
                                                    Pilgrim Funds)   October 2001) and ING Funds Distributor,
                               Chief Operating                       Inc. (since June 2000). Formerly, Senior
                               Officer                               Executive Vice President (June 2000 to
                                                                     December 2000) and Secretary (April 1995
                                                    July 2000 to     to December 2000) of ING Capital
                                                    February 2001    Corporation, LLC, ING Funds Services,
                                                    (for the         LLC, ING Investments, LLC, ING Advisors,
                                                    Pilgrim Funds)   Inc., Express America T.C. Inc., and
                                                                     EAMC Liquidation Corp.; and Executive
                                                                     Vice President, ING Capital Corporation,
                                                                     LLC and its affiliates (May 1998 to June
                                                                     2000) and Senior Vice President, ING
                                                                     Capital Corporation, LLC and its
                                                                     affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd    President            Present (for     Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                the ING Funds)   (since July 2000) and Chief Investment
Age: 51                                                              Officer of the International Portfolios,
                               Executive Vice       July 1996 to     ING Investments, LLC (since July 1996).
                               President            March 2002 (for  Formerly, President and Chief Executive
                                                    the              Officer of ING Investments, LLC (August
                                                    international    1996 to August 2000).
                                                    portfolios of
                                                    the Pilgrim
                                                    Funds)
Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President            Present (for     Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                the ING Funds)   (since November 1999) and of ING
Age: 45                                                              Quantitative Management, Inc. (since
                               Executive Vice       May 1998 to      July 2000); Chief Investment Officer of
                               President            March 2002 (for  the Domestic Equity Portfolios, ING
                                                    the domestic     Investments, LLC (since 1999). Formerly,
                                                    equity           Executive Vice President and Chief
                                                    portfolios of    Investment Officer for the Domestic
                                                    the Pilgrim      Equity Portfolios of Northstar
                                                    Funds)           Investment Management Corporation, whose
                                                                     name changed to Pilgrim Advisors, Inc.
                                                                     and subsequently became part of ING
                                                                     Investments, LLC (May 1998 to October
                                                                     1999); Portfolio Manager with Strong
                                                                     Capital Management (May 1996 to 1998); a
                                                                     Managing Director and Head of Small- and
                                                                     Mid-Capitalization Equity Strategies at
                                                                     Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   President,           Present (for     Financial Officer and Treasurer of ING
Scottsdale, AZ 85258           Assistant            the ING Funds)   Funds Services, LLC, ING Funds
Age: 44                        Secretary and                         Distributor, Inc., ING Advisors, Inc.,
                               Principal                             ING Investments, LLC, ING Quantitative
                               Financial Officer                     Management, Inc., Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                               Senior Vice                           Inc. and EAMC Liquidation Corp. (since
                               President and        June 1998 to     December 2001). Formerly, Senior Vice
                               Principal            March 2002 (for  President, ING Funds Services, LLC, ING
                               Financial Officer    the Pilgrim      Investments, LLC, and ING Funds
                                                    Funds)           Distributor, Inc. (June 1998 to December
                                                                     2001) and Chief Financial Officer of
                                                                     Endeavor Group (April 1997 to June
                                                                     1998).
Ralph G. Norton III            Senior Vice          March 2002 to    Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.   President            Present (for     Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                the ING Funds)   (since October 2001) and Chief
Age: 42                                                              Investment Officer of the Fixed Income
                               Senior Vice          August 2001 to   Portfolios, ING Investments, LLC (since
                               President            March 2002 (for  October 2001). Formerly, Senior Market
                                                    the fixed        Strategist, Aeltus Investment
                                                    income           Management, Inc. (January 2001 to August
                                                    portfolios of    2001) and Chief Investment Officer, ING
                                                    the Pilgrim      Investments, LLC (1990 to January 2001).
                                                    Funds)
Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and        Present (for     Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258           Assistant            the ING Funds)   ING Funds Distributor, Inc., ING
Age: 38                        Secretary                             Advisors, Inc., ING Investments, LLC,
                                                                     ING Quantitative Management, Inc. (since
                               Senior Vice          November 1999    October 2001) and Lexington Funds
                               President and        to March 2002    Distributor, Inc. (since December 2001).
                               Assistant            (for the         Formerly, Vice President, ING
                               Secretary            Pilgrim Funds)   Investments, LLC (April 1997 to October
                                                                     1999), ING Funds Services, LLC (February
                               Assistant            July 1994 to     1997 to August 1999) and Assistant Vice
                               Secretary            November 1999    President, ING Funds Services, LLC
                                                    (for the         (August 1995 to February 1997).
                                                    Pilgrim Funds)

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
OFFICERS:
Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.   Treasurer            Present (for     LLC (since October 2001) and ING
Scottsdale, AZ 85258                                the ING Funds)   Investments, LLC (since August 1997);
Age: 34                                                              Accounting Manager, ING Investments, LLC
                               Vice President and   May 1998 to      (since November 1995).
                               Treasurer            March 2002 (for
                                                    the Pilgrim
                                                    Funds)
                               Vice President       November 1997
                                                    to May 1998
                                                    (for the
                                                    Pilgrim Funds)

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.   Secretary            Present (for     Management, Inc. (since October 2001);
Scottsdale, AZ 85258                                the ING Funds)   Vice President and Assistant Secretary
Age: 37                                                              of ING Funds Services, LLC, ING Funds
                                                    February 2001    Distributor, Inc., ING Advisors, Inc.,
                                                    to March 2002    ING Investments, LLC (since October
                                                    (for the         2001) and Lexington Funds Distributor,
                                                    Pilgrim Funds)   Inc. (since December 2001). Formerly,
                                                                     Assistant Vice President of ING Funds
                                                                     Services, LLC (November 1999 to January
                                                                     2001) and has held various other
                                                                     positions with ING Funds Services, LLC
                                                                     for more than the last five years.

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, Inc. at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
  ING Asia-Pacific Equity Fund
  ING Emerging Countries Fund
  ING European Equity Fund
  ING International Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Precious Metals Fund
  ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
  ING Global Technology Fund
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
  ING Growth Fund
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING Small Company Fund
  ING SmallCap Opportunities Fund
  ING Technology Fund
  ING Biotechnology Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Research Enhanced Index Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Financial Services Fund
  ING Large Company Value Fund
  ING MagnaCap Fund
  ING Tax Efficient Equity Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Income Fund
  ING Convertible Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund*
  ING Government Fund
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING Lexington Money Market Trust*
  ING National Tax Exempt Bond Fund
  ING Money Market Fund*
  ING Aeltus Money Market Fund*
  ING Strategic Income Fund

GENERATION FUNDS
  ING Ascent Fund
  ING Crossroads Fund
  ING Legacy Fund

LOAN PARTICIPATION FUNDS
  ING Prime Rate Trust
  ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

[ING FUNDS LOGO]

                                           AFPP&IPPAR053102 -- 071202